  As filed with the U.S. Securities and Exchange Commission on February 11, 2005
                                                Securities Act File No. 33-20957
                                       Investment Company Act File No. 811-05451

================================================================================

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    ----------

                                    FORM N-1A

           Registration Statement Under The Securities Act Of 1933     [X]

                         Pre-Effective Amendment No.                   [ ]

                       Post-Effective Amendment No. 23                 [X]

                                     and/or

       Registration Statement Under The Investment Company Act Of 1940 [X]

                              Amendment No. 24                         [X]
                        (Check appropriate box or boxes)

                               USLICO SERIES FUND
                 (Exact Name of Registrant Specified in Charter)
                          7337 E. Doubletree Ranch Road
                              Scottsdale, AZ 85258
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, Including Area Code: (800) 992-0180

          Huey P. Falgout, Jr.                               With copies to:
          ING Investments, LLC                           Jeffrey S. Puretz, Esq.
     7337 E. Doubletree Ranch Road                            Dechert, LLP
          Scottsdale, AZ 85258                               1775 I St. N.W.
(Name and Address of Agent for Service)                   Washington, DC 20006

                             ------------------------

              It is proposed that this filing will become effective
                            (check appropriate box):

[ ] Immediately upon filing pursuant          [ ] on (date), pursuant to
    to paragraph (b)                              paragraph (b)

[ ] 60 days after filing pursuant             [X] on April 12, 2005,
    to paragraph (a)(1)                           pursuant to paragraph (a)(1)

[ ] 75 days after filing pursuant             [ ] on (date), pursuant to
    to paragraph (a)(2)                           paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

================================================================================

                               USLICO SERIES FUND

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement consists of the following papers and documents:

*    Cover Sheet

*    Contents of Registration Statement

*    USLICO SERIES FUND Prospectus

*    USLICO SERIES FUND Statement of Additional Information

*    Part C

*    Signature Page

                      USLICO SERIES FUND (THE "REGISTRANT")


                          Supplement dated May 1, 2005
                            TO THE CURRENT PROSPECTUS


The following is added to the Prospectus of the above listed Registrant:

INFORMATION REGARDING TRADING OF ING'S U.S. MUTUAL FUNDS

ING Investments, LLC ("Investments"), the adviser to the ING Funds, has reported to the Boards of Directors/Trustees (the "Board") of the ING Funds that, like many U.S. financial services companies, Investments and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. Investments has advised the Board that it and its affiliates have cooperated fully with each request.

In addition to responding to regulatory and governmental requests, Investments reported that management of U.S. affiliates of ING Groep N.V., including Investments (collectively, "ING"), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING's internal review related to mutual fund trading is now substantially completed. ING has reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING's variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Board.

Investments has advised the Board that most of the identified arrangements were initiated prior to ING's acquisition of the businesses in question in the U.S. Investments further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated.

Based on the internal review, Investments has advised the Board that the identified arrangements do not represent a systemic problem in any of the companies that were involved.

More specifically, Investments reported to the Board that, at this time, these instances include the following:

      - ING has identified three arrangements, dating from 1995, 1996 and 1998, under which the administrator to the then-Pilgrim Funds, which subsequently became part of the ING Funds, entered formal and informal arrangements that permitted frequent trading. ING Funds Distributor, LLC ("IFD") has received a notice from the staff of the NASD informing IFD that it has made a preliminary determination to recommend that disciplinary action be brought against IFD and one of its registered persons for violations of the NASD Conduct Rules and certain provisions of the federal securities laws in connection with these arrangements. As permitted under NASD procedures, IFD may respond to the NASD staff before the staff makes a final recommendation.

      - Aeltus Investment Management, Inc. (a predecessor entity to ING Investment Management Co.) has identified two investment professionals who engaged in extensive frequent trading in certain ING Funds. One was subsequently terminated for cause and incurred substantial financial penalties in connection with this conduct and the second has been disciplined.

      - ReliaStar Life Insurance Company ("ReliaStar") entered into agreements seven years ago permitting the owner of policies issued by the insurer to engage in frequent trading and to submit orders until 4pm Central Time. In 2001 ReliaStar also entered into a selling agreement with a broker-dealer that engaged in frequent trading. Employees of ING affiliates were terminated and/or disciplined in connection with these matters.

      - In 1998, Golden American Life Insurance Company entered into arrangements permitting a broker-dealer to frequently trade up to certain specific limits in a fund available in an ING variable annuity product. No employee responsible for this arrangement remains at the company.

For additional information regarding these matters, you may consult the Form 8-K for each of four life insurance companies, ING USA Annuity and Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company of New York, each filed with the Securities and Exchange Commission (the "SEC") on September 9, 2004. These Forms 8-K can be accessed through the SEC's Web site at http://www.sec.gov. Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Board are the only instances of such trading respecting the ING Funds.

Investments reported to the Board that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance. Accordingly, Investments advised the Board that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING's acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, Investments reported that given ING's refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

      - ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING's internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the Securities and Exchange Commission. Investments reported to the Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.

      - ING updated its Code of Conduct for employees reinforcing its employees' obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.

      - The ING Funds, upon a recommendation from ING, updated their respective Codes of Ethics applicable to investment professionals with ING entities and certain other fund personnel, requiring such personnel to pre-clear any purchases or sales of ING Funds that are not systematic in nature (i.e., dividend reinvestment), and imposing minimum holding periods for shares of ING Funds.

      - ING instituted excessive trading policies for all customers in its variable insurance and retirement products and for shareholders of the ING Funds sold to the public through financial intermediaries. ING does not make exceptions to these policies.

      - ING reorganized and expanded its U.S. Compliance Department, and created an Enterprise Compliance team to enhance controls and consistency in regulatory compliance.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                               USLICO SERIES FUND

                                   PROSPECTUS


                                  MAY 1, 2005


         The four Portfolios of the USLICO Series Fund are as follows:

                              The Stock Portfolio

                           The Money Market Portfolio

                               The Bond Portfolio

                         The Asset Allocation Portfolio


THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT INVESTING IN THE USLICO SERIES FUND. YOU SHOULD READ IT CAREFULLY BEFORE YOU INVEST, AND KEEP IT FOR FUTURE REFERENCE. PLEASE NOTE THAT YOUR INVESTMENT: IS NOT A BANK DEPOSIT, IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION ("FDIC"), THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY AND IS AFFECTED BY MARKET FLUCTUATIONS. THERE IS NO GUARANTEE THAT THE PORTFOLIOS WILL ACHIEVE THEIR OBJECTIVES. AS WITH ALL MUTUAL FUNDS, THE U.S. SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS THE SEC JUDGED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR ADEQUATE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                                                                [ING FUNDS LOGO]

                               TABLE OF CONTENTS


                                                              PAGE
                                                              ----
Types of Investors for Whom the Fund is Intended............    2
The Stock Portfolio -- Risk/Return Summary..................    3
The Money Market Portfolio -- Risk/Return Summary...........    4
The Bond Portfolio -- Risk/Return Summary...................    5
The Asset Allocation Portfolio -- Risk/Return Summary.......    7
Performance Information for Last 10 Years...................   10
Total Net Expenses..........................................   15
Investment Objectives, Principal Investment Strategies, and
  Principal Investment Risks of the Stock Portfolio.........   17
Investment Objective, Principal Investment Strategies, and
  Principal Investment Risks of the Money Market
  Portfolio.................................................   18
Investment Objectives, Principal Investment Strategies, and
  Principal Investment Risks of the Bond Portfolio..........   19
Investment Objective, Principal Investment Strategies, and
  Principal Investment Risks of the Asset Allocation
  Portfolio.................................................   21
General Portfolio Policies..................................   23
Risk Factors and Special Considerations.....................   23
Management of the Portfolios................................   26
Other Expenses..............................................   27
About Your Investment.......................................   27
Frequent Trading -- Market Timing...........................   28
Net Asset Value.............................................   29
Distributions and Taxes.....................................   30
Financial Highlights........................................   31


To obtain more information please refer to the back cover.

                TYPES OF INVESTORS FOR WHOM THE FUND IS INTENDED


     Shares of the USLICO SERIES FUND (the "Fund") are sold only to insurance companies and are used to fund variable life insurance policies ("Policies"). The Policies are offered by ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New York (the "insurance companies") and sold with a prospectus describing the Policies and with a prospectus of the Fund. The insurance companies are affiliated with ING Investments, LLC ("ING Investments" or the "Investment Adviser"), the investment adviser to each of the four Portfolios. ING Investment Management Co. ("ING IM" or "Sub-Adviser"), a Connecticut corporation, formerly known as Aeltus Investment Management, Inc., serves as the sub-adviser to each of the Portfolios. ING IM is an indirect, wholly-owned subsidiary of ING Groep N.V. and is an affiliate of ING Investments. The Fund has four different series, each with different investment objectives and strategies. The series are the: (1) Stock Portfolio; (2) Money Market Portfolio; (3) Bond Portfolio; and (4) Asset Allocation Portfolio (each, a "Portfolio", and collectively, the "Portfolios"). Because Policy owners may instruct the insurance companies which Portfolio(s) they want to use to fund their Policies, this Prospectus gives you important information about the Portfolios which you should know about before investing. This Prospectus should be read in conjunction with the prospectus for the Policies. Both prospectuses should be read carefully and retained for future reference.

                              THE STOCK PORTFOLIO

RISK/RETURN SUMMARY

INVESTMENT OBJECTIVES:          The Stock Portfolio seeks intermediate and
                                long-term growth of capital. Its secondary objective is to receive a reasonable level of income.


INVESTMENT FOCUS:               U.S. common stocks with large market
                                capitalizations.



PRINCIPAL INVESTMENT
STRATEGIES:                     -  Under normal market conditions, investing at
                                   least 80% of its assets in equity securities.
                                   The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.



                                -  Investing primarily in domestic issuers.



                                - Seeking securities whose prices in relation to projected earnings are believed to be reasonable in the market.



                                - Looking to invest in companies of any market capitalization that the Sub-Adviser perceives to be leaders in their industry.



                                - The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.



                                - Engaging in frequent and active trading of portfolio securities to achieve its investment objectives.


PRINCIPAL INVESTMENT RISKS:     -  Stock Market Volatility. Stock markets are
                                   volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments.
                                   Different parts of the market can react
                                   differently to these developments.

                                - Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.



                                - Changes in Values. Values are not guaranteed, you may lose money. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

                                - Not Guaranteed by FDIC. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                - Portfolio Turnover. A high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

                           THE MONEY MARKET PORTFOLIO

RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE:           Seeks maximum current income consistent with
                                preservation of capital and liquidity.


INVESTMENT FOCUS:               Short-term U.S. government securities and money
                                market instruments.



PRINCIPAL INVESTMENT
STRATEGIES:                     Purchasing high quality instruments with a
                                remaining maturity of 13 months or less from the date of purchase, including U.S. government securities and U.S. dollar denominated money market instruments and repurchase agreements, high quality instruments are those rated A-1 by Standard & Poor's Ratings Group ("S&P") or P-1 by Moody's Investors Service, Inc. ("Moody's").



PRINCIPAL INVESTMENT RISKS:     -  Although the Portfolio seeks to preserve the
                                   value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.


                                - Insolvency Risk. Defaults in paying principal and/or interest by an issuer.


                                -  Interest Rate Changes. Interest rate
                                   increases can cause the price of a U.S.
                                   government or a money market security to decrease.


                                -  Financial Services Exposure. Changes in
                                   government regulation or economic downturns can have a significant negative effect on issuers in the financial services sector.

                                - Issuer-Specific Changes. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.


                                -  U.S. Government Securities. Some U.S.
                                   government securities may be subject to
                                   varying degrees of credit risk, particularly those not backed by the full faith and credit of the U.S. government. There can be no assurance that the U.S. Government will provide support to its agencies or instrumentalities where it is not obligated to do so. The price of a U.S. government security may decline due to changing interest rates.



                                - Not Guaranteed by FDIC. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.



                                - Repurchase Agreements. Repurchase agreements involve the purchase by a Portfolio of a security that the seller has agreed to repurchase at an agreed upon date and price. If the seller defaults and the collateral value declines, the Portfolio might incur a loss. If the seller declares bankruptcy, the Portfolio may not be able to sell the collateral at the desired time.

                               THE BOND PORTFOLIO

RISK/RETURN SUMMARY

INVESTMENT OBJECTIVES:          High level of income consistent with prudent
                                risk and the preservation of capital. As a secondary objective, the Portfolio seeks capital appreciation when consistent with its principal objective.

INVESTMENT FOCUS:               Investment grade fixed-income
                                securities -- rated in top four rating
                                categories of either Standard & Poor's Ratings
                                Group ("S&P") or Moody's Investors Service, Inc.
                                ("Moody's").

PRINCIPAL INVESTMENT
STRATEGIES:                     -  Under normal market conditions, the Portfolio
                                   invests at least 80% of its assets in
                                   investment-grade fixed-income securities. The
                                   Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.


                                -  Managing the Portfolio to have similar
                                   overall interest rate risk to the Lehman
                                   Brothers Aggregate Bond Index ("Lehman Bond
                                   Index").


                                - Allocating assets across different market sectors and maturities.

                                - Analyzing a security's structural features, current pricing and trading opportunities, and the credit quality of its issuer to select investments.



                                - The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.


                                - Engaging in frequent and active trading of portfolio securities to achieve its investment objectives.


PRINCIPAL INVESTMENT RISKS:     -  Insolvency Risk. Default in payment of
                                   principal and/or interest by an issuer.

                                - Credit Risk. A decline in the credit quality of an issuer can cause the price of a bond to decrease.

                                -  Interest Rate Changes. Interest rate
                                   increases can cause the price of a debt
                                   security to decrease.

                                - Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change and less income is received due to prepayment in a lower interest rate environment.

                                - Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

                                - Changes in Values. Values are not guaranteed, you may lose money. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.



                                - Not Guaranteed by FDIC. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                - Portfolio Turnover. A high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

                         THE ASSET ALLOCATION PORTFOLIO

RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE:           Seeks to obtain high total return with reduced
                                risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.


INVESTMENT FOCUS:               U.S. common stocks, investment grade bonds and
                                money market instruments.



PRINCIPAL INVESTMENT
STRATEGIES:                     -  Allocating the Portfolio's assets among
                                   stocks, bonds, and short-term money market instruments. The Sub-Adviser seeks securities whose prices in relation to projected earnings are believed to be reasonable in the market.


                                -  Adjusting allocation among asset classes.


                                -  Investing primarily in domestic issuers.



                                -  Managing the equity component of the
                                   Portfolio by looking to invest in companies of any market capitalization that the Sub-Adviser perceives to be leaders in their industry.



                                - Managing the debt component of the Portfolio by looking to select investments with the opportunity to enhance the yield and total return. The Portfolio focuses on bonds, mortgage-related and other asset-backed securities, government securities and short-term instruments. The Portfolio may also invest in zero-coupon and high yield instruments.



                                -  Investing in derivative instruments.



                                - Investing up to 20% of its total assets in foreign securities such as American depositary receipts ("ADRs") and European depositary receipts ("EDRs").



                                - Investing in derivatives by using options on securities, securities indices, interest rates and foreign currencies as a hedging technique or in furtherance of its investment objective.



                                - Investing up to 35% of its assets in zero coupon securities.


                                - Entering into repurchase agreements maturing in seven days or less.

                                - The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.


                                - Engaging in frequent and active trading of portfolio securities to achieve its investment objective.


PRINCIPAL INVESTMENT RISKS:     -  Stock Market Volatility. Stock markets are
                                   volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments.
                                   Different parts of the market can react
                                   differently to these developments.

                                -  Interest Rate Changes. Interest rate
                                   increases can cause the price of a debt
                                   security to decrease.

                                -  Insolvency Risk. Default in payment of
                                   principal and/or interest by an issuer.

                                - Credit Risk. A decline in the credit quality of an issuer can cause the price of its bond to decrease.

                                - Repurchase Agreements. If the seller defaults and the collateral value declines, the Portfolio might incur a loss. If the seller declares bankruptcy, the Portfolio may not be able to sell the collateral at the desired time.



                                - Derivatives. Derivatives are subject to the risk of changes in the market price of the underlying security, credit risk with respect to the counterparty to the derivative instruments, and the risk of loss due to changes in interest rates. The use of certain derivatives may have a leveraging effect, which may increase the volatility of the Portfolio and may reduce returns for the Portfolio.



                                - Zero Coupons. Zero coupon securities generate ordinary income which must be distributed to shareholders, even when they generate funds to pay such distributions.


                                - Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change and less income if called in a lower interest rate environment.

                                - Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.


                                - Mortgage-Related Securities. The price of mortgage-related securities, in addition to being sensitive to changes in interest rates, are also sensitive to changes in the prepayment patterns on the underlying instruments. If the principal on the underlying mortgage notes is repaid faster than anticipated, which typically occurs in times of low or declining interest rates, the price of the mortgage-related security may fall.



                                -  U.S. Government Securities. Some U.S.
                                   government securities may be subject to
                                   ranging degrees of credit risk, particularly those not backed by the full faith and credit of the U.S. government. There can be no assurance that the U.S. Government will provide support to its agencies or instrumentalities where it is not obligated to do so. The price of a U.S. government security may decline due to changing interest rates.



                                - Foreign Investing. Foreign investments may be riskier than U.S. investments for many reasons, including: changes in currency exchange rates; unstable political, social and economic conditions; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. Additionally, securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected. ADRs and EDRs are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.


                                - Portfolio Turnover. A high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

                                - Changes in Values. Values are not guaranteed, you may lose money. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

                                - Not Guaranteed by FDIC. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                   PERFORMANCE INFORMATION FOR LAST 10 YEARS


     The bar charts and the performance information listed on the following pages provide some indication of the risks of investing in the Portfolios and a broad measure of performance for the periods shown. The bar charts show the changes in each Portfolio's historical performance from year to year for the past 10 calendar years. The additional information shows a Portfolio's highest and lowest returns for a quarter during those 10 years and compares a Portfolio's average annual returns for 1, 5 and 10 years to an index or indices, if applicable. A Portfolio's past performance is not a guarantee of future results.



     The bar charts and tables reflect the management fees and expenses of the Portfolios but the performance figures do not reflect charges assessed by the insurance company separate accounts. If such charges had been reflected, the returns would be less than those shown below. Performance assumes reinvestment of income and capital gain distributions.

                    PERFORMANCE OF THE STOCK PORTFOLIO(1)(2)

 1995     1996     1997     1997     1999     2000     2001     2002     2003     2004
-------  -------  -------  -------  -------  -------  -------  -------  -------  -------

31.92     22.90    25.06    6.00     30.08   (19.94)  (41.06)  (32.24)   36.49

BEST AND WORST QUARTER DURING LAST 10 YEARS


    BEST QUARTER          WORST QUARTER
            %                     %
 Three months ended     Three months ended


COMPARING RETURNS WITH THE STANDARD & POOR'S COMPOSITE STOCK PRICE INDEX ("S&P 500 INDEX")


     This table compares the Stock Portfolio's average annual total returns for 1, 5 and 10 years ended December 31, 2004, to those of the S&P 500 Index.



                                  1 YEAR         5 YEARS         10 YEARS
                                  ------         -------         --------
Stock Portfolio                        %              %                %
S&P 500 Index                          %              %                %


INFORMATION ON THE S&P 500 INDEX


     The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets. Calculations of its performance assumes reinvestment of dividends. You cannot invest directly in the index. It does not have an investment adviser and does not pay any fees or expenses. If it did, its performance would be lower. In order to outperform the index over any specific time frame, a fund must return to investors an amount greater than that provided by the index plus total operating expenses.


------------------


(1) ING Investments has been the Portfolio's Investment Adviser since May 11, 2001. Prior to May 11, 2001, ING Investments, served as the sub-adviser to the Stock Portfolio, and ReliaStar Investment Research, Inc., an affiliate of ING Investments, managed the Portfolio. Prior to October 1, 1999, the Stock Portfolio was managed by a different sub-adviser. Prior to November 25, 2002, the Portfolio operated under a different investment strategy.


(2) These figures do not reflect expenses or charges which are or may be imposed under your Policies, and would be lower if they did.

                PERFORMANCE OF THE MONEY MARKET PORTFOLIO(1)(2)


 1995     1996     1997     1998     1999     2000     2001     2002     2003     2004
-------  -------  -------  -------  -------  -------  -------  -------  -------  -------

5.00      5.00     5.00     5.00     5.00     5.59     3.14     0.88     0.28


BEST AND WORST QUARTER DURING LAST 10 YEARS


    BEST QUARTER          WORST QUARTER
            %                     %
 Three months ended     Three months ended


THE PORTFOLIO'S AVERAGE ANNUAL RETURNS


     This table provides information on the Money Market Portfolio's average annual total returns for 1, 5 and 10 years ended December 31, 2004:



                                   1 YEAR         5 YEARS         10 YEARS
                                   ------         -------         --------
Money Market Portfolio                 %               %               %


THE PORTFOLIO'S SEVEN DAY YIELD


     The Portfolio's 7-day yield, as of December 31, 2004, was      %. The 7-day
yield is an annualized figure - the amount earned if the investment is kept in the Portfolio and the Portfolio continued to earn the same net interest income throughout the year. The Portfolio's 7-day effective yield as of December 31,
2004 was      %. The 7-day effective yield (also an annualized figure) assumes that dividends are reinvested and compounded. For the Portfolio's current 7-day yield and current 7-day effective yield, call the Portfolio at (800) 992-0180.


---------------


(1) ING Investments has been the Portfolio's Investment Adviser since May 11, 2001. Prior to May 11, 2001, ReliaStar Investment Research, Inc., an affiliate of ING Investments, managed the Portfolio.


(2) These figures do not reflect expenses or charges which are or may be imposed under your Policies, and would be lower if they did.

                    PERFORMANCE OF THE BOND PORTFOLIO(1)(2)

 1995     1996     1997     1998     1999     2000     2001     2002     2003     2004
-------  -------  -------  -------  -------  -------  -------  -------  -------  -------

18.07     2.70     7.09     4.30    (2.87)    6.74     6.47     8.07     4.57

BEST AND WORST QUARTER DURING LAST 10 YEARS


    BEST QUARTER          WORST QUARTER
            %                     %
 Three months ended     Three months ended


COMPARING RETURNS WITH THE LEHMAN BROTHERS AGGREGATE BOND INDEX ("LEHMAN BOND INDEX")


     This table compares the Bond Portfolio's average annual total returns for 1, 5 and 10 years ended December 31, 2004 to those of the Lehman Bond Index.



                                       1 YEAR         5 YEARS         10 YEARS
                                       ------         -------         --------
Bond Portfolio                             %               %               %
Lehman Bond Index                          %               %               %


INFORMATION ON THE LEHMAN BOND INDEX

     The Lehman Bond Index is an unmanaged index that measures the performance of fixed income securities that are similar, but not identical, to those securities held in the Portfolio. You cannot invest directly in an index. It does not have an investment adviser and does not pay any fees or expenses. If it had expenses, its performance would be lower. In order to outperform the index over any specific time frame, a fund must return to investors an amount greater than that provided by the index plus total operating expenses.

------------------


(1) ING Investments has been the Portfolio's Investment Adviser since May 11, 2001. Prior to May 11, 2001, ReliaStar Investment Research, Inc., an affiliate of ING Investments, managed the Portfolio.


(2) These figures do not reflect expenses or charges which are or may be imposed under your Policies, and would be lower if they did.

             PERFORMANCE ON THE ASSET ALLOCATION PORTFOLIO(1)(2)(3)

 1995     1996     1997     1998     1999     2000     2001     2002     2003     2004
-------  -------  -------  -------  -------  -------  -------  -------  -------  -------

25.15     12.44    16.62    5.51     15.10   (9.89)   (20.09)  (8.72)    18.54

BEST AND WORST QUARTER DURING LAST 10 YEARS


    BEST QUARTER          WORST QUARTER
            %                     %
 Three months ended     Three months ended


COMPARING RETURNS WITH THE STANDARD & POOR'S COMPOSITE STOCK PRICE INDEX ("S&P 500 INDEX") AND THE LEHMAN BROTHERS AGGREGATE BOND INDEX ("LEHMAN BOND INDEX")


     This table compares the Asset Allocation Portfolio's average annual total returns for 1, 5 and 10 years ended December 31, 2004 to those of the S&P 500 Index and the Lehman Bond Index.



                                        1 YEAR         5 YEARS         10 YEARS
                                        ------         -------         --------
Asset Allocation Portfolio                   %               %               %
S&P 500 Index                                %               %               %
Lehman Bond Index                            %               %               %


INFORMATION ON THE S&P 500 INDEX AND THE LEHMAN BOND INDEX

     The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets. Calculations of its performance assumes reinvestment of dividends. The Lehman Bond Index is an unmanaged index that measures the performance of fixed-income securities that are similar, but not identical, to fixed-income securities held in the Portfolio.


     You cannot invest directly in either the S&P 500 Index or the Lehman Bond Index. Neither has an investment adviser and nor pays any fees or expenses. If an index had expenses, its performance would be lower. In order to outperform an index over any specific time frame, a fund must return to investors an amount greater than that provided by the index plus total operating expenses.


------------------


(1) ING Investments has been the Portfolio's Investment Adviser since May 11, 2001. Prior to May 11, 2001, ING Investments served as the sub-adviser to the equity portion of the Asset Allocation Portfolio, and ReliaStar Investment Research, Inc., an affiliate of ING Investments, managed the Portfolio.


(2) Prior to October 1, 1999, the equity portion of the Asset Allocation Portfolio was managed by a different sub-adviser.

(3) These figures do not reflect expenses or charges which are or may be imposed under your Policies, and would be lower if they did.

                               TOTAL NET EXPENSES


     The table that follows shows the estimated operating expenses paid each year by the Portfolios. These estimated expenses are based on the expenses paid by the Portfolios in the year 2004. Actual expenses paid by the Portfolios may vary from year to year.



     Your variable annuity contract ("Contract") or variable life insurance policy ("Policy") is a contract between you and the issuing life insurance company. The Fund and its Portfolios are not parties to that Contract or the Policies, but are merely investment options made available to you by your insurance company under your Contract. The fees and expenses of the Fund's Portfolios are not fixed or specified under the terms of your Contract. The table does not reflect expenses and charges that are, or may be, imposed under your Contract or Policy. For information on these charges, please refer to the applicable variable contract prospectus, prospectus summary or disclosure statement. If you participate through a qualified pension plan, the table does not reflect direct expenses of the plan, and you should consult your administrator for more information.


SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT). Not Applicable.

OPERATING EXPENSES PAID EACH YEAR BY THE PORTFOLIOS(1)
(as a % of average daily net assets)


                                                                                         WAIVERS,
                                                                           TOTAL      REIMBURSEMENTS      TOTAL NET
                                    MANAGEMENT   SERVICE      OTHER      OPERATING          AND           PORTFOLIO
PORTFOLIO                              FEES       FEES     EXPENSES(2)   EXPENSES     RECOUPMENTS(3)     EXPENSES(3)
---------                           ----------   -------   -----------   ---------   -----------------   -----------
 Stock                          %      0.50        N/A
 Money Market                   %      0.50        N/A
 Bond                           %      0.50        N/A
 Asset Allocation               %      0.50        N/A



(1) This table shows the estimated operating expenses for shares of the Portfolios as a ratio of expenses to average daily net assets. These estimates are based on a Portfolio's actual operating expenses for its most recently completed fiscal year and fee waivers to which ING Investments has agreed for each Portfolio.


(2) ING Funds Services, LLC receives an annual administration fee equal to 0.10% of average daily net assets.


(3) The Policies contain a contractual provision limiting the amount Policyholders can be charged for management fees to 0.25%. The insurance companies pay any management fees above that amount. The management fees shown in the "Management Fees" column are the management fees before taking into account this contractual limitation. In addition, ING Investments, the Investment Adviser to each Portfolio, has entered into a written expense limitation agreement with the Fund that will limit the Total Net Portfolio Expenses of each Portfolio, excluding interest, taxes, brokerage and extraordinary expenses subject to recoupment by ING Investments, within three years. The aggregate amount of the "Management Fee" waived and any "Other Expenses" waived, reimbursed or recouped during the last fiscal year by ING Investments, adjusted for contractual changes, if any, is shown under the heading "Waivers, Reimbursements and Recoupment." The management fee limit continues for the term of the Policies. The expense limitation limit will continue through at least May 1, 2006. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then-current term or upon termination of the Investment Management Agreement. In addition, effective January 1, 2005, pursuant to a side agreement, ING Investments has lowered the limit on "Other Expenses" to 0.45% for the Money Market Portfolio through at least December 31, 2005. There is no guarantee that the side agreement will continue after that date. The side agreement will only renew if ING Investments elects to renew it. If after December 31, 2005, ING Investments elects not to renew the side agreement, the limit on "Other Expenses" will revert to the limitation under the Money Market Portfolio's current expense limitation agreement of 0.65%. Any fees waived pursuant to the side agreement shall not be eligible for recoupment.



EXAMPLE(1)



     The Example that follows is intended to help you compare the cost of investing in the Portfolios with the cost of investing in other variable Portfolios. The Example does not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy, and your costs would be higher if they did. The Example assumes that you invested $10,000, reinvested all your dividends, the Portfolio earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an estimate -- actual expenses and performance may vary.


PORTFOLIO                                     1 YEAR     3 YEARS     5 YEARS     10 YEARS
---------                                     ------     -------     -------     --------
Stock                                          $          $           $           $
Money Market
Bond
Asset Allocation



(1) The Example reflects the contractual limits for the one-year period and the first year of the three-, five-, and ten-year periods.

          INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, AND
                      RELATED RISKS OF THE STOCK PORTFOLIO


     The information below is intended to provide detailed information on the Stock Portfolio's investment objectives, strategies used in seeking to achieve those objectives and the risks of investing in the Portfolio.


INVESTMENT OBJECTIVES

     The Stock Portfolio's primary objective is to achieve intermediate and long-term growth of capital. Its secondary objective is to receive a reasonable level of income.

PRINCIPAL INVESTMENT STRATEGIES


     Under normal market conditions, the Stock Portfolio invests at least 80% of its net assets in equity securities. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Portfolio invests primarily in U.S. common stocks listed on national securities exchanges, and believed to have significant potential for capital appreciation, or in common stocks principally for their income potential through dividends and option writing, or in common stocks that have a mix of these characteristics. No more than 25% of the Portfolio's assets are invested in a single industry and no more than 5% may be invested in any single company. The Portfolio may invest in initial public offerings ("IPOs").



     The Portfolio's investments are rotated among various market sectors based on the Sub-Adviser's research and view of the economy. The Sub-Adviser looks to invest in companies of any market capitalization that are perceived to be leaders in their industry. The Portfolio may buy and sell securities frequently, resulting in higher portfolio turnover and higher transaction costs.


     From time to time the Portfolio will, on its common stock portfolio, write covered call options that are traded on a U.S. securities exchange or board of trade. It will do so when the Sub-Adviser believes the price of the stock will remain relatively stable, thus allowing the Portfolio to enjoy the premium income and enhance its return. (See "Options" under "Risk Factors and Special Considerations" in this Prospectus.)


     This Portfolio will retain a flexible approach to the investment of funds and the Portfolio's composition may vary with the economic outlook. The Portfolio may invest in U.S. government securities, commercial paper, and other money market instruments, including repurchase agreements maturing in seven days or less with Federal Reserve System banks or with dealers in U.S. government securities. When, in the judgment of the Investment Adviser or Sub-Adviser, current cash needs or market or economic conditions warrant a temporary defensive position, the Portfolio may invest to a greater degree in such short-term U.S. government securities, commercial paper, and other money market instruments. Taking temporary defensive positions may reduce the chances of the Portfolio achieving its investment objectives.



     The Portfolio also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


THE RISKS OF INVESTING

     Since the Stock Portfolio invests primarily in U.S. common stocks, its returns may, and probably will, vary. Your cash values and maybe the death benefit of your Policy will vary with the investment performance of the Portfolio(s) you select. Poor performance could result in the cash values in your insurance policy declining. Loss of money is a risk of investing in the Stock Portfolio. The Portfolio is intended as a long-term investment vehicle for variable life insurance policies and is not designed to provide policy owners with a means of speculating on short-term stock market movements. There is no assurance the investment objectives will be achieved. While the Portfolio may compare its performance returns, for benchmark purposes, to the performance returns of broad based indices such as the S&P 500 Index, the Portfolio is not managed to replicate the securities contained in those indices, and may achieve returns less than those indices.

     In entering into a Repurchase Agreement, the Portfolio bears the risk of loss in the event the other party to the transaction defaults on its obligations. In such a case the Portfolio would be delayed, or prevented from, exercising its rights to dispose of the underlying securities, including the risk of possible decline in the value of the underlying securities during the period in which the Portfolio seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the agreement.


     In investing in IPOs and companies that have recently gone public have the potential to produce substantial gains for the Portfolio. IPOs typically have additional risks including more limited product lines, markets and financial resources than larger, more seasoned companies. However, there is no assurance that the Portfolio will have access to profitable IPOs. Furthermore, stocks of newly-public companies may decline shortly after the initial public offering and may trade less frequently than those of larger companies. When the Portfolio's asset base is small, the impact of such investments on the Portfolio's return will be magnified. As the Portfolio's assets grow, it is likely that the effect of the Portfolio's investment in IPOs on the Portfolio's return will decline.



     Participation in the options market involves investment risks and transaction costs, which the Portfolio would not be subject to if it didn't use this strategy. If its predictions of price movement are inaccurate, the Portfolio might be in a worse position than if the strategy were not used.



     The Portfolio may invest in securities of small- and mid-sized companies, which may be more susceptible to greater price volatility than larger companies because they have fewer financial resources, more limited product and market diversification and may be dependent on a few key managers. They tend to be more volatile and less liquid than stocks of larger companies.



     Neither the Fund, the investments of the Stock Portfolio, the Policies' cash values, nor the death benefit are guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


     Annual portfolio turnover rate can exceed 100%. A 100% turnover rate occurs if all of the Portfolio's investments were sold and either repurchased or replaced in a year. A higher portfolio turnover rate includes greater expenses to the Portfolio, including brokerage commissions and other transaction costs, which may have an adverse impact on performance.


     The Portfolio is subject to management risk because it is an actively managed investment portfolio. The Investment Adviser or Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.



     There is the risk that when lending portfolio securities, the securities may not be available to the Portfolio timely basis and the Portfolio may, therefore, lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio.


     A more detailed discussion of the Risks is available in the "Risk Factors and Special Considerations" section.

           INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES, AND
                  RELATED RISKS OF THE MONEY MARKET PORTFOLIO

     The information below is intended to provide detailed information on the Money Market Portfolio's investment objective, strategies used in seeking to achieve the objective and the risks of investing in this Portfolio.

INVESTMENT OBJECTIVE


     The Money Market Portfolio's primary objective is to seek maximum current income consistent with the preservation of capital and the maintenance of liquidity. In seeking its objective the Portfolio invests in "money market" instruments meeting specified quality standards.


PRINCIPAL INVESTMENT STRATEGIES


     The Money Market Portfolio may invest only in high-quality instruments with a maturity or remaining maturity of 13 months or less from the date of purchase, and may include the following: U.S. government securities; commercial paper, including asset-backed commercial paper, asset-backed securities, floating or variable rate instruments, credit-linked notes, debt obligations, repurchase agreements maturing in seven days or less with Federal

Reserve System banks or with dealers in U.S. government securities; and negotiable certificates of deposit, bankers' acceptances, fixed-time deposits, and other obligations of federally chartered domestic banks, savings banks, or savings and loan associations having total assets of $1 billion or more.



     The Portfolio will not invest in any fixed-time deposit maturing in more than 7 days if, as a result, more than 10% of the value of its total assets would be invested in such fixed-time deposits and other illiquid securities. The Portfolio may also invest in fixed-time or other deposits with a state-chartered bank that acts as custodian to the Fund, provided that any such bank has total assets of $1 billion or more. The Portfolio may also purchase obligations that mature in 13 months or less from the date of purchase if the obligation is accompanied by a guarantee of principal and interest provided that the guarantee is that of a bank or corporation whose certificates of deposit or commercial paper may otherwise be purchased by the Portfolio. The Portfolio is required to maintain an average weighted maturity of not more than 90 days and invest exclusively in securities that mature within 397 days. All investments by the Portfolio are limited to United States dollar-denominated investments. The Portfolio may not invest more than 25% of its total assets in securities of any one particular industry nor invest more than 5% of its assets in any one issuer, except that these restrictions do not apply to investments in U.S. government securities and the 25% limit does not apply to securities or obligations issued by U.S. banks.



     The Portfolio also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


THE RISKS OF INVESTING


     Since the Money Market Portfolio invests primarily in money market instruments, one risk is a default by an issuer and its loss to the Portfolio of principal and/or interest payments. An additional risk is the Portfolio not maintaining a value of $1.00 per share. When interest rates decline, the performance return for this Portfolio will decline. In that environment your net performance return may be relatively small. There is no assurance the investment objective will be achieved.



     In entering into a repurchase agreement, the Portfolio bears the risk of loss in the event the other party to the transaction defaults on its obligations. In such a case the Portfolio would be delayed, or prevented from, exercising its rights to dispose of the underlying securities, including the risk of possible decline in the value of the underlying securities during the period in which the Portfolio seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the agreement.


     Neither the Fund nor the investments of the Money Market Portfolio are guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


     The Portfolio is subject to management risk because it is an actively managed investment portfolio. The Investment Adviser or Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.



     There is the risk that when lending portfolio securities, the securities may not be available to the Portfolio timely basis and the Portfolio may, therefore, lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio.


     A more detailed discussion of the Risks is available in the "Risk Factors and Special Considerations" section.

          INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, AND
                      RELATED RISKS OF THE BOND PORTFOLIO

     The information below is intended to provide detailed information on the Bond Portfolio's investment objectives, strategies used in seeking to achieve those objectives and the risks of investing in this Portfolio.

INVESTMENT OBJECTIVES

     The Bond Portfolio's primary objective is to provide a high level of income consistent with prudent investment risk and the preservation of capital by investing primarily in investment-grade intermediate to long-term fixed-income securities. As a secondary objective, the Portfolio seeks capital appreciation when consistent with its principal objective.

PRINCIPAL INVESTMENT STRATEGIES


     Under normal conditions, the Portfolio invests at least 80% of its assets in investment-grade fixed-income securities. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. To achieve its objective, the Portfolio invests primarily in securities rated in the top four rating categories of either S&P (AAA, AA, A, and BBB) or Moody's (Aaa, Aa, A, and Baa) convertible and non-convertible debt securities or, if not rated, of equivalent quality in the judgment of the Investment Adviser or Sub-Adviser. The Portfolio may also invest in U.S. government securities, commercial paper, certificates of deposit, and other money market instruments including repurchase agreements maturing in seven days or less with Federal Reserve System banks or with dealers in U.S. government securities. The Portfolio will not invest in common stocks, rights, or other equity securities.



     The investment process focuses on buying bonds at a discount to their intrinsic value. The Sub-Adviser utilizes proprietary quantitative techniques to identify bonds or sectors that are cheap relative to other bonds or sectors based on their historical price relationships. Teams of asset specialists use this relative value analysis to guide them in the security selection process.


     On occasion the Portfolio has bought and sold securities frequently resulting in higher portfolio turnover and higher transaction costs.


     The weighted average maturity of the securities in the Portfolio will vary from time to time depending upon the judgment of the Investment Adviser or Sub-Adviser as to prevailing conditions in the economy and the securities markets and the prospects for interest rate changes among different categories of fixed-income securities. Under normal circumstances, more than 80% of the Portfolio's assets will be invested in fixed-income securities, including convertible and non-convertible debt securities.



     The Portfolio also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


THE RISKS OF INVESTING

     Since shares of the Portfolio normally represent an investment primarily in debt securities with market prices that may vary, the value of the Portfolio's shares will vary as the aggregate value of the Portfolio's investments increases or decreases. Although the Portfolio will invest only in investment-grade fixed-income securities, the market price of the Portfolio's securities will likely be affected by changes in interest rates since the market value of debt obligations may be expected to rise and fall inversely with interest rates generally. As interest rates rise, the market value of fixed-income securities will likely fall, adversely affecting the value of the Portfolio. Debt obligations with longer maturities that typically provide the best yield will subject the Portfolio to relatively greater price fluctuations than shorter-term obligations. The Portfolio is intended as a long-term investment vehicle for Policies. However, there is no assurance the investment objectives will be achieved. While the Portfolio may compare its performance returns, for benchmark purposes, to the performance returns of broad based indices such as the Lehman Bond Index, the Portfolio is not managed to replicate the securities contained in those indices, and may achieve returns less than those indices.


     In entering into a repurchase agreement, the Portfolio bears the risk of loss in the event the other party to the transaction defaults on its obligations. In such a case the Portfolio would be delayed, or prevented from, exercising its rights to dispose of the underlying securities, including the risk of possible decline in the value of the underlying securities during the period in which the Portfolio seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the agreement.


     Neither the Fund nor the investments of the Bond Portfolio are guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

     Annual portfolio turnover rate can exceed 100%. A 100% turnover rate occurs if all of the Portfolio's investments were sold and either repurchased or replaced in a year. A higher portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, which may have an adverse impact on performance.

     The Portfolio is subject to management risk because it is an actively managed investment portfolio. The Investment Adviser or Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.



     There is the risk that when lending portfolio securities, the securities may not be available to the Portfolio timely basis and the Portfolio may, therefore, lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio.


     A more detailed discussion of the Risks is available in the "Risk Factors and Special Considerations" section.

           INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES, AND
                RELATED RISKS OF THE ASSET ALLOCATION PORTFOLIO

     The information below is intended to provide detailed information on the Asset Allocation Portfolio's investment objective, strategies used in seeking to achieve the objective and the risks of investing in this Portfolio.

INVESTMENT OBJECTIVE

     The Portfolio's primary objective is to achieve high total return, consistent with prudent investment risk by investing in common stocks and other equity securities, investment grade intermediate to long-term debt obligations and high quality money market instruments.

PRINCIPAL INVESTMENT STRATEGIES


     The Portfolio allocates its assets into three broad categories: (1) U.S. common stocks and other equity securities believed to offer above average growth potential; (2) intermediate to long-term investment grade bonds; and (3) high quality money market instruments. Under normal circumstances at least 30% of its assets will be invested in common stocks and other equity securities, at least 20% in investment grade bonds and the remainder in money market instruments. With certain exceptions for money market investments, no more than 25% of the assets of the Portfolio are invested in a single industry and no more than 5% may be invested in any single company. The Portfolio may invest in Initial Public Offerings ("IPOs").



     The Portfolio invests 20% of its total assets in foreign securities, such as ADRs and EDRs and up to 35% of its assets in zero coupon securities. The Portfolio may also invest in derivative instruments.



     The equity investments are rotated among various market sectors based on the Sub-Adviser's research and view of the economy. The Portfolio may buy and sell equity securities frequently, resulting in higher portfolio turnover and higher transaction costs.


     From time to time the equity portion of the Portfolio will, on its common stock portfolio, write covered call options that are traded on a U. S. securities exchange or board of trade. It will do so when the Sub-Adviser believes the price of the stock will remain relatively stable, thus allowing the Portfolio to enjoy the premium income and enhance its return. (See "Options" under "Risk Factors and Special Considerations" in this prospectus.)


     The bond portion of the Portfolio invests primarily in securities rated in the top four rating categories of either S&P (AAA, AA, A, and BBB) or Moody's (Aaa, Aa, A, and Baa) or, if not rated, of equivalent quality in the judgment of the Sub-Adviser. This Portfolio will retain a flexible approach to the investment of funds and the portfolio composition may vary with the economic outlook. The Portfolio may invest in U.S. government securities, commercial paper, and other money market instruments, including repurchase agreements maturing in seven days or less. When, in the judgment of the Investment Adviser or Sub-Adviser, current cash needs or market or economic conditions warrant a temporary defensive position, the Portfolio may invest to a greater degree in short-term U.S. government securities, commercial paper, and other money market instruments. Taking temporary defensive positions may reduce the chances of the Portfolio achieving its investment objective.



     The money market portion of the Portfolio may invest only in high-quality instruments with a maturity or remaining maturity of 13 months or less from the date of purchase, and may include the following: U.S. government securities; commercial paper, including asset-backed commercial paper, asset-backed securities, floating or variable rate instruments, credit-linked notes, debt obligations, maturing in nine months or less from the date of purchase if rated A-1 by S&P or Prime-1 by Moody's, or debt obligations rated at least AA by S&P or at least Aa by Moody's. The Portfolio may also invest in repurchase agreements maturing in seven days or less with Federal Reserve System banks or with dealers in U.S. government securities; and negotiable certificates of deposit, bankers' acceptances, fixed-time deposits, and other obligations of federally chartered domestic banks, savings banks, or savings and loan associations having total assets of $1 billion or more.



     The Portfolio also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


THE RISKS OF INVESTING


     Since the Portfolio invests in U.S. common stocks, investment grade fixed-income securities and money market instruments, its returns may, and probably will, vary. Your cash values will vary with the investment performance of the Portfolio(s) you select. Poor investment performance may result in the cash values in your insurance Policy declining. Loss of money is a risk of investing in the Portfolio. There is no assurance the Portfolio's investment objective will be achieved. While the Portfolio may compare its performance returns, for benchmark purposes, to the performance returns of broad based indices such as the S&P 500 Index and the Lehman Bond Index, the Portfolio is not managed to replicate the securities contained in those indices, and may achieve returns lower than those of the indices.



     In entering into a repurchase agreement, the Portfolio bears the risk of loss in the event the other party to the transaction defaults on its obligations. In such a case the Portfolio would be delayed, or prevented from, exercising its rights to dispose of the underlying securities, including the risk of possible decline in the value of the underlying securities during the period in which the Portfolio seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the agreement.



     In investing in IPOs and companies that have recently gone public have the potential to produce substantial gains for the Portfolio. IPOs typically have additional risks including more limited product lines, markets and financial resources than larger, more seasoned companies. However, there is no assurance that the Portfolio will have access to profitable IPOs. Furthermore, stocks of newly-public companies may decline shortly after the initial public offering and may trade less frequently than those of larger companies. When the Portfolio's asset base is small, the impact of such investments on the Portfolio's return will be magnified. As the Portfolio's assets grow, it is likely that the effect of the Portfolio's investment in IPOs on the Portfolio's return will decline. Zero-coupon and stripped securities are subject to great fluctuations in price from interest rate changes than conventional interest-backing securities. The Portfolio may have to pay out the imputed income on zero-coupon securities without receiving the actual cash currently. The values of interest-only and principal-only mortgage-related securities are subject to prepayment risk and interest rate risk.



     Derivatives are subject to the risk of changes in the market price of the underlying security, credit risk with respect to the counterparty to the derivative instruments, and the risk of loss due to changes in interest rates. The use of certain derivatives may have a leveraging effect, which may increase the volatility of the Portfolio and may reduce returns for the Portfolio.


     Participation in the options market involves investment risks and transaction costs which the Portfolio would not be subject to if it did not use this strategy. If its predictions of price movement are inaccurate, the Portfolio might be in a worse position than if the strategy were not used.


     Foreign investments may be riskier than U.S. investments for many reasons, including: changes in currency exchange rates; unstable political, social and economic conditions; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. Additionally, securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected. ADRs and EDRs are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.



     Neither the Fund, the investments of the Asset Allocation Portfolio, the Policies' cash values, nor the death benefit are guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


     Annual portfolio turnover rate can exceed 100%. A 100% turnover rate occurs if all of the Portfolio's investments were sold and either repurchased or replaced in a year. A higher portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, which may have an adverse impact on performance.


     The Portfolio is subject to management risk because it is an actively managed investment portfolio. The Investment Adviser or Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.



     There is the risk that when lending portfolio securities, the securities may not be available to the Portfolio timely basis and the Portfolio may, therefore, lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio.


     A more detailed discussion of the Risks is available in the "Risk Factors and Special Considerations" section.

                           GENERAL PORTFOLIO POLICIES

DIVERSIFICATION

     Each Portfolio operates as a "diversified" fund. In addition, each Portfolio intends to conduct its operations so that it will comply with diversification requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and qualify as a "regulated investment company." In order to qualify as a regulated investment company, each Portfolio must limit its investments so that at the close of each quarter of the taxable year, with respect to at least 50% of its total assets, not more than 5% of its total assets will be invested in the securities of a single issuer. The Code requires that not more than 25% in value of each Portfolio's total assets may be invested in the securities of a single issuer at the close of each quarter of the taxable year. These restrictions do not apply to investments in U.S. government securities. The 25% limit does not apply to the Money Market Portfolio or the Bond Portfolio for securities or obligations issued by U.S. banks.

                    RISK FACTORS AND SPECIAL CONSIDERATIONS


     The value of your investment in a Portfolio changes with the values of that Portfolio's investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Portfolio's portfolio as a whole are called "principal risks." The principal risks of each Portfolio are identified in the Risk/Return summaries, within the investment objective, principal investment strategies and related risks and are further described in this section. Each Portfolio may be subject to additional principal risks and risks other than those described below because the types of investments made by the Portfolio may change over time.


     The following risk factors are applicable to all Portfolios:


GENERALLY



     The value of a Portfolio's investments, and as a result the net asset value ("NAV") of the Portfolio's shares, will fluctuate in response to changes in the market and economic conditions as well as the financial condition and prospects of issuers in which the Portfolio invests. Because of the risks associated with the Fund's investments, the Fund is intended as a long term investment vehicle for Policies and is not designed to provide policyholders with a means of speculating on short-term stock or bond market movements. While the Portfolios may compare their total returns for benchmarking purposes to the total returns of broad based securities indices (such as the S&P 500 Index and/or the Lehman Bond Index), the Portfolios are not managed to replicate the securities contained in such indices and therefore may achieve returns which are less than such indices.


     Investments in Foreign Securities. There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Portfolios, including the withholding of dividends.


     ADRs and EDRs (collectively, "depositary receipts") are viewed as investments in the underlying securities which they represent, and therefore are subject to the risks of foreign investments. Even when denominated in U.S. dollars, depositary receipts are subject to currency risk if the underlying security is denominated in a foreign currency. There can be no assurance that the price of the depositary receipts will always track the price of the underlying foreign security.


     Corporate Debt Securities. Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity. When interest rates decline, the value of a Portfolio's debt securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.


     One measure of risk for fixed-income securities is duration. Duration is one of the tools used by a portfolio manager in selection of fixed-income securities. Historically, the maturity of a bond was used as a proxy for the sensitivity of a bond's price to changes in interest rates, otherwise known as a bond's "interest rate risk" or "volatility". According to this measure, the longer the maturity of a bond, the more its price will change for a given change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis, which was developed to incorporate a bond's yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years, and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation.



     U.S. Government Securities. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association (GNMA). Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.


     Convertible Securities. The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. A Portfolio may be required to redeem or convert a convertible security before the holder would otherwise choose.

     Repurchase Agreements. In entering into a repurchase agreement, the Portfolio bears a risk of loss in the event that the other party to the transaction defaults on its obligations and the Portfolio is delayed, or prevented from, exercising its rights to dispose of the underlying securities, including the risk of possible decline in the value of the underlying securities during the period in which the Portfolio seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the agreement.


     Temporary Defensive Strategies. When the Investment Adviser or Sub-Adviser anticipates unusual market or other conditions, a Portfolio may temporarily depart from its principal investment strategies as a defensive measure. To the extent that a Portfolio invests defensively, it likely will not achieve its investment objectives.



     Management Risk. Each Portfolio is subject to management risk because it is an actively managed investment portfolio. The Investment Adviser or Sub-Adviser and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolios, but there can be no guarantee that these will produce the desired results.

     Mortgage-Related Securities. Although mortgage loans underlying a mortgage-backed security may have maturities of up to 30 years, the actual average life of a mortgage-backed security typically will be substantially less because the mortgages will be subject to normal principal amortization, and may be prepaid prior to maturity. Like other fixed-income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayment on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by a Portfolio. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations.



     Restricted and Illiquid Securities. If a security is illiquid, a Portfolio might be unable to sell the security at a time when the Investment Adviser or Sub-Adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restriction on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.



     Borrowing. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the NAV of a Portfolio, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a Portfolio might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.



     Lending Portfolio Securities. In order to generate additional income, each Portfolio may lend portfolio securities in an amount up to 33 1/3%, depending on the Portfolio, of total Portfolio assets to broker-dealers, major banks or other recognized domestic institutional borrowers of securities. When a Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Portfolio could incur losses in connection with the investment of such cash collateral. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.


     Price Volatility. The value of a Portfolio changes as the prices of its investments go up or down. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in its financial condition.

     Percentage and Rating Limitations. Unless otherwise stated, the percentage limitations in this Prospectus apply at the time of investment.


     The following risk factors are only applicable to the Stock and Asset Allocation Portfolios:



     Options. Participation in the options market involves investment risks and transaction costs to which the Portfolio would not be subject, absent the use of this strategy. If predictions of movements in the direction of the securities and interest rate markets are inaccurate, the adverse consequences to the Portfolio may leave it in a worse position than if such strategy was not used. Risks inherent in the use of options include: (a) dependency on the ability of the Investment Adviser or Sub-Adviser, as the case may be, to predict correctly movements in the direction of interest rates and securities prices; (b) imperfect correlation between the price of options and movements in the prices of the securities; (c) the fact that the skills needed to use these strategies are unique to this investment technique; and (d) the possible need to defer closing out certain positions.



     IPOs. IPOs and offerings by companies that have recently gone public have the potential to produce substantial gains for a Portfolio. However, there is no assurance that the Portfolio will have access to profitable IPOs. Stocks of some newly-public companies may decline shortly after the IPO.



     Investments in Small- and Mid-Capitalization Companies. Investments in small- and mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.



     The following risk factor is only applicable to the Asset Allocation
Portfolio:



     Derivatives. Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards and futures. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect. The Portfolio does not invest in these types of derivatives, and some do, so please check the description of the Portfolios policies. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Investment Adviser or Sub-Adviser might imperfectly judge the market's direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market's movements and may have unexpected or undesired results, such as a loss or a reduction in gains. In addition, derivatives and their underlying securities may experience periods of illiquidity, which could cause the Portfolio to hold a security it might otherwise sell or could force the sale of a security at inopportune times or prices that do not reflect the current market value.


                          MANAGEMENT OF THE PORTFOLIOS

INVESTMENT ADVISER

     ING Investments, an Arizona limited liability company, serves as the Investment Adviser to each of the Portfolios. ING Investments has overall responsibility for the management of the Portfolios. ING Investments provides or oversees all investment advisory and sub-advisory services for each Portfolio.

     ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect wholly-owned subsidiary of ING Groep N.V. (NYSE:
ING). ING Groep N.V. is a global financial institution active in the fields of insurance, banking, and asset management in more than 65 countries, with more than 100,000 employees. ING Investments began investment management in April, 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles.


     Prior to May 11, 2001, ReliaStar Investment Research, Inc. ("RIRI") (formerly, Washington Square Advisers, Inc.), 100 Washington Avenue, Minneapolis, MN, 55401, an affiliate of the insurance companies issuing the Policies, served as the investment adviser to the Fund's four Portfolios and was responsible for the day-to-day management of the Money Market and Bond Portfolios, and the non-equity portion of the Asset Allocation Portfolio and other business affairs. Effective May 11, 2001, ING Investments began directly managing the Fund's four Portfolios.



     As of December 31, 2004, ING Investments managed over $____ billion in assets.



     The principal address of ING Investments is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.



     The Investment Adviser furnishes certain administrative, compliance, legal and accounting services for the Portfolios, and it or its affiliated companies may be reimbursed by the Portfolios for its costs (up to a cap of 0.90% of each Portfolio's, except for the Money Market Portfolio, average daily net assets) in providing those services. In addition, employees of companies affiliated with the Investment Adviser serve as officers of the Fund, and these companies provide office space for the Portfolios and pay the salaries, fees and expenses of certain officers of the Portfolios.


     Under its Investment Management Agreement, the Investment Adviser is compensated for its services at a quarterly fee based on an annual percentage of the average daily net assets of each Portfolio. For each Portfolio, the Fund pays the Investment Adviser a fee at a maximum annual rate based on the following schedule:

     - 0.50% of the first $100 million of the average daily net assets of the Portfolio

     - 0.45% of the average daily net assets of the Portfolio in excess of $100 million.

     For information regarding the basis for the Board's approval of the following investment or sub-advisory relationship, please refer to the Portfolios' SAI.


SUB-ADVISER

     ING Investments has engaged a Sub-Adviser to provide the day-to-day management for each of the Fund's four Portfolios. The Sub-Adviser has, at least in part, been selected on the basis of its successful application of a consistent, well-defined and long-term investment approach over a period of several market cycles. ING Investments is responsible for monitoring the investment program and performance of the Sub-Adviser. Under the terms of the sub-advisory agreement, the agreement can be terminated by either ING Investments or the Board of Trustees of the Fund (the "Board"). In the event the sub-advisory agreement is terminated, the Sub-Adviser may be replaced subject to any regulatory requirements or ING Investments may assume day-to-day management of the Fund.


ING INVESTMENT MANAGEMENT CO.



     ING IM serves as the Sub-Adviser to each of the Portfolio's. ING IM is responsible for managing the assets of each Portfolio in accordance with each Portfolio's investment objectives and policies, subject to oversight by ING Investments and the Board.



     Founded in 1972, ING IM is registered with the SEC as an investment adviser. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. ING IM is an indirect wholly-owned subsidiary of ING Groep N.V. and is an affiliate of ING Investments.



     As of December 31, 2004, ING IM managed approximately $61 billion in assets. The principal office of ING IM is 230 Park Avenue, New York, NY 10169.


PORTFOLIO MANAGERS


     The equity portion of the Asset Allocation Portfolio and the Stock Portfolio has been managed by a team of investment professionals led by James A. Vail since April 2003. Mr. Vail has served as Senior Vice President and Senior Portfolio Manager of ING IM since 2001. Mr. Vail holds the Chartered Financial Analyst designation, is a member of the New York Society of Security Analysts and has over 30 years of investment experience. Prior to joining ING IM in 2000, Mr. Vail was Vice President at Lexington Management Corporation, which he joined in 1991.



     A team of investment professionals led by David S. Yealy has managed the Money Market Portfolio and the money market portion of the Asset Allocation Portfolio since November, 2004. Mr. Yealy joined ING IM in November, 2004 and has over 18 years of investment experience. Prior to joining ING IM, he was a Managing Director with Trusco Capital Management ("Trusco") where he was responsible for over $9 billion of assets under management. Mr. Yealy joined Trusco in 1991 and during his 13-year tenure he was instrumental in the development and marketing of that firm's cash management business.



     The Bond Portfolio and that portion of the Asset Allocation Portfolio has been managed by a team of investment professionals led by James Kauffmann since February 2003. Mr. Kauffmann is Portfolio Management Team Leader. He joined ING IM in 1996 and has over 18 years of investment experience.


                                 OTHER EXPENSES

     The Fund bears all costs of its operations. Such costs include fees for administrative services to the Fund including, but not limited to, fees to the investment adviser, shareholder servicing costs, trustees' fees and expenses, legal, accounting services, auditing fees, custodian fees, printing and supplies, registration fees, and others. Fund expenses directly attributable to a Portfolio are charged to that Portfolio; other expenses are allocated proportionately among all the Portfolios in relation to the net assets of each Portfolio.

                             ABOUT YOUR INVESTMENT


     The Portfolios are available only to serve as investment options under Policies issued by insurance companies.

     You do not buy, sell or exchange shares of the Portfolios. You choose investment options through your life insurance policy.


     The insurance company that issued your Policy is responsible for investing in the Portfolios according to the investment options you've chosen. You should consult the accompanying variable contract prospectus for additional information about how this works.



     The Fund may discontinue offering shares of any Portfolio at any time. If a Portfolio is discontinued, any allocation to that Portfolio will be allocated to another Portfolio that the Board believes is suitable, as long as any required regulatory standards are met.


                       FREQUENT TRADING -- MARKET TIMING


     The Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by insurance companies, and as investment options for the qualified plans. Each Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, that a Portfolio determines not to be in the best interests of the Portfolio.



     The Portfolios rely on the financial intermediary to monitor frequent, short-term trading within a Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, for its policies regarding frequent, short-term trading. The Portfolios seek assurances from the financial intermediary that they have procedures adequate to monitor and address frequent short term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to identify individual shareholders who may be making frequent, short-term trades or curtail their trading activity.



     The Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interests of the Portfolios or their shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Investment Adviser or the Sub-Adviser to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolios and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease a Portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse impact on a Portfolio's performance.



     Portfolios that invest in foreign securities may present greater opportunities for market timers and thus may be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time a Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolios based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Portfolios which do not invest in foreign securities. For example, if trading in a security held by a Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, Portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolios have adopted fair valuation policies and procedures intended to reduce the Portfolios' exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that a Portfolio does not accurately value securities, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.



     Although the policies and procedures known to the Portfolios that are followed by the financial intermediaries that use the Portfolios and the monitoring by the Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover decisions about allowing trades in the Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of shareholders.

                                NET ASSET VALUE


     The NAV per share for each Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of each Portfolio is calculated by taking the value of the Portfolio's assets, subtracting the Portfolio's liabilities, and dividing by the number of shares that are outstanding.



     In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services.


     Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio's NAV is not calculated. As a result, the NAV of a Portfolio may change on days when shareholders will not be able to purchase or redeem a Portfolio's shares.


     When market quotations are not readily available or are deemed unreliable, the Portfolio may use a fair value for the security that is determined in accordance with procedures adopted by the Portfolios' Board. The types of securities for which such fair value pricing might be required include, but are not limited to:



     - Foreign securities where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;


     -  Securities of an issuer that has entered into a restructuring;

     -  Securities whose trading has been halted or suspended;


     - Fixed income securities that have gone into default and for which there is not current market value quotation; and



     -  Securities that are restricted as to transfer or resale.



     The Portfolios or the Investment Adviser may rely on the recommendations of a fair value pricing service approved by the Portfolios' Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The Investment Adviser makes such determinations in good faith in accordance with procedures adopted by the Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its NAV per share.



     When an insurance company or Qualified Plan is buying shares of the Portfolios, it will pay the NAV that is next calculated after the order is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form.



                      PORTFOLIO HOLDINGS DISCLOSURE POLICY



     A description of the Portfolios' policies and procedures with respect to the disclosure of the Portfolios' portfolio securities is available in the SAI. The Portfolios posts their complete portfolio holdings schedule on ING's website on a calendars, quarter basis and is available on the first day of the second month in the new quarter. The complete portfolio holdings schedule is as of the last day of the month preceding the quarter-end (i.e., a Portfolio will post the quarter ending June 30 holdings on August 1.) Each Portfolio's complete portfolio holdings schedule will, at a minimum, remain available on the Portfolios website until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolios' website is located at www.ingfunds.com.

                            DISTRIBUTIONS AND TAXES

     To avoid taxation, the Internal Revenue Code requires the Fund to distribute all or substantially all of its net income and any net capital gains realized on its investments annually. The Fund's income from dividends and interest and any net realized short-term capital gains are paid to shareholders as ordinary income dividends. Net realized long-term gains are paid to shareholders as capital gains distributions.

     If each Portfolio qualifies as a "regulated investment company" and complies with the appropriate provisions of the Internal Revenue Code of 1986, as amended (the "Code"), each Portfolio will be relieved of federal income tax on the amounts distributed.

     In order for the separate accounts to comply with regulations under Section 817(h) of the Code, each Portfolio will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of its total investments is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

     If a Portfolio fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Portfolio at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.


     Since the sole shareholders of the Portfolios will be separate accounts of insured companies or Qualified Plans, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the Policies, see the attached prospectus for the Policy.


     THE TAX STATUS OF YOUR INVESTMENT IN THE PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR POLICY OR CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE POLICY OR CONTRACT PROSPECTUS.

                              FINANCIAL HIGHLIGHTS

     The financial highlights tables on the following pages are intended to help you understand each Portfolio's financial performance for the past five years. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on a direct investment in the Portfolio (assuming reinvestment of all dividends and distributions) but do not reflect charges and expenses attributable to any insurance product, and would be lower if they did.


     The information for the years ended December 31, 2004, 2003, 2002 and 2001 for each Portfolio has been derived from the Portfolio's financial statements which have been audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is incorporated by reference into the Statement of Additional Information and is available on request at no charge, by calling 1-800-992-0180.

                               USLICO SERIES FUND
                                STOCK PORTFOLIO

                              FINANCIAL HIGHLIGHTS
                         FOR THE YEAR ENDED DECEMBER 31


                                                                2004        2003        2002      2001(1)       2000
PER SHARE OPERATING PERFORMANCE:                                ----        ----        ----      -------       ----
Net asset value, beginning of year                                        $   4.96    $   7.32    $  12.42    $  16.06
Income (loss) from investment operations:
  Net investment income (loss)                                               (0.01)      (0.04)      (0.05)      (0.02)
  Net realized and unrealized gains (losses) on investments                   1.82       (2.32)      (5.05)      (3.18)
                                                                          --------    --------    --------    --------
Total from investment operations                                              1.81       (2.36)      (5.10)      (3.20)
Distributions:
  Distribution of net investment income                                         --          --          --          --
  Distribution of realized capital gains                                        --          --          --       (0.44)
                                                                          --------    --------    --------    --------
  Net asset value, end of year                                            $   6.77    $   4.96    $   7.32    $  12.42
                                                                          ========    ========    ========    ========
Total return(2)                                                              36.49%     (32.24)%    (41.06)%    (19.94)%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000s)                                            $ 14,283    $ 10,140    $ 14,972    $ 26,513
Ratio of expenses to average net assets after reimbursement                   0.90%       0.90%       0.90%       0.62%
Ratio of expenses to average net assets prior to
  reimbursement                                                               1.08%       1.47%       1.42%       0.87%
Ratio of net investment income (loss) to average net assets                  (0.24)%     (0.59)%     (0.61)%     (0.11)%
Portfolio turnover rate                                                        189%        418%        510%     365.49%


------------------

(1) Effective May 11, 2001, ING Investments ceased serving as sub-adviser to the Portfolio and began serving as Investment Adviser to the Portfolio.

(2) Total return is calculated assuming reinvestments of all dividends and capital gain distributions at net asset value.

                               USLICO SERIES FUND
                             MONEY MARKET PORTFOLIO

                              FINANCIAL HIGHLIGHTS
                         FOR THE YEAR ENDED DECEMBER 31


                                                               2004       2003       2002      2001(1)     2000
PER SHARE OPERATING PERFORMANCE:                               ----       ----       ----      -------     ----
Net asset value, beginning of year                                       $  1.00    $  1.00    $  1.00    $  1.00
Income from investment operations:
  Net investment income                                                     0.00*      0.01       0.03       0.05
                                                                         -------    -------    -------    -------
Total from investment operations                                            0.00*      0.01       0.03       0.05
Distributions:
  Distribution of net investment income                                    (0.00)*    (0.01)     (0.03)     (0.05)
                                                                         -------    -------    -------    -------
  Net asset value, end of year                                           $  1.00    $  1.00    $  1.00    $  1.00
                                                                         =======    =======    =======    =======
Total return(2)                                                             0.28%      0.88%      3.14%      5.59%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000s)                                           $ 6,185    $ 6,450    $ 6,400    $ 6,331
Ratio of expenses to average net assets after reimbursement                 0.90%      0.78%      0.90%      0.90%
Ratios of expenses to average net assets prior to
  reimbursement                                                             1.11%      1.03%      1.63%      1.34%
Ratio of net investment income to average net assets                        0.28%      0.97%      3.13%      5.45%
Portfolio turnover rate                                                      N/A        N/A        N/A        N/A


------------------

(1) Effective May 11, 2001, ING Investments became Investment Adviser to the Portfolio.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value.

 *  Amount is less than $0.01 per share.

                               USLICO SERIES FUND
                                 BOND PORTFOLIO

                              FINANCIAL HIGHLIGHTS
                         FOR THE YEAR ENDED DECEMBER 31


                                                               2004       2003       2002      2001(1)     2000
PER SHARE OPERATING PERFORMANCE:                               ----       ----       ----      -------     ----
Net asset value, beginning of year                                       $  9.75    $  9.41    $  9.21    $  9.01
Income (loss) from investment operations:
  Net investment income                                                     0.36       0.39       0.48       0.40
  Net realized and unrealized gains (losses) on investments                 0.08       0.35       0.11       0.20
                                                                         -------    -------    -------    -------
Total from investment operations                                            0.44       0.74       0.59       0.60
Distributions:
  Distribution of net investment income                                    (0.35)     (0.40)     (0.39)     (0.40)
                                                                         -------    -------    -------    -------
  Net asset value, end of year                                           $  9.84    $  9.75    $  9.41    $  9.21
                                                                         =======    =======    =======    =======
Total return(2)                                                             4.57%      8.07%      6.47%      6.74%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000s)                                           $ 2,991    $ 3,086    $ 2,846    $ 2,881
Ratio of expenses to average net assets after reimbursement                 0.91%      0.89%      0.90%      0.90%
Ratio of expenses to average net assets prior to
  reimbursement                                                             1.52%      1.37%      2.15%      1.83%
Ratio of net investment income to average net assets                        3.65%      4.20%      5.02%(3)    4.30%
Portfolio turnover rate                                                      368%       159%       215%     49.27%


------------------

(1) Effective May 11, 2001, ING Investments became Investment Adviser to the Portfolio.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value.

(3) Had the Bond Portfolio not amortized premiums and accreted discounts the ratio of net investment income to average net assets would have been 4.56%.

                               USLICO SERIES FUND
                           ASSET ALLOCATION PORTFOLIO

                              FINANCIAL HIGHLIGHTS
                         FOR THE YEAR ENDED DECEMBER 31


                                                                2004        2003        2002      2001(1)       2000
PER SHARE OPERATING PERFORMANCE:                                ----        ----        ----      -------       ----
Net asset value, beginning of year                                        $   7.64    $   8.64    $  11.04    $  12.68
Income (loss) from investment operations:
  Net investment income                                                       0.15        0.19        0.22        0.18
  Net realized and unrealized gains (losses) on investments                   1.25       (0.94)      (2.43)      (1.41)
                                                                          --------    --------    --------    --------
Total from investment operations                                              1.40       (0.75)      (2.21)      (1.23)
Distributions:
  Distribution of net investment income                                      (0.14)      (0.25)      (0.19)      (0.18)
  Distribution of realized capital gains                                        --          --          --       (0.23)
                                                                          --------    --------    --------    --------
  Net asset value, end of year                                            $   8.90    $   7.64    $   8.64    $  11.04
                                                                          ========    ========    ========    ========
Total return(2)                                                              18.54%      (8.72)%    (20.09)%     (9.80)%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000s)                                            $ 13,151    $ 11,603    $ 12,752    $ 15,591
Ratio of expenses to average net assets after reimbursement                   0.91%       0.90%       0.90%       0.90%
Ratio of expenses to average net assets prior to
  reimbursement                                                               1.07%       1.34%       1.76%       1.18%
Ratio of net investment income to average net assets                          1.81%       2.42%       2.37%(3)     1.44%
Portfolio turnover rate                                                        210%        258%        354%     242.78%


------------------

(1) Effective May 11, 2001, ING Investments ceased serving as sub-adviser to the stock portfolio and the equity portion of the Asset Allocation Portfolio and began serving as Investment Adviser to all of the Portfolios.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value.

(3) Had the Asset Allocation Portfolio not amortized premiums and accreted discounts the ratio of net investment income to average net assets would have been 2.09%.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

FOR MORE INFORMATION

If you would like more information about the USLICO Series
Fund and its four Portfolios, the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORT TO POLICY OWNERS

Additional information about the Fund's investments, including a list of its Portfolios' holdings, is available in the Fund's Annual and Semi-Annual reports to Policy owners, which are incorporated herein by reference. In the Fund's Annual and Semi-Annual Report, you will find, except for the Money Market Portfolio, a discussion of the recent market conditions and investment strategies that significantly affected each Portfolio's performance, the Financial Statements and the Independent Auditors' Reports (Annual Report only).

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the Fund and is incorporated herein by reference. A copy has been filed with the U.S. Securities and Exchange Commission (SEC).

To receive a free copy of the latest Annual or Semi-Annual report or the SAI, or to request additional information or make investment related inquiries about the Fund, please contact us as follows:

USLICO SERIES FUND
c/o ING Funds
7337 East Doubletree Ranch Road
Scottsdale, AZ 85258-2034

1-800-992-0180

or visit our website at WWW.INGFUNDS.COM

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC's Public Reference Room in Washington, D.C. or call 202-942-8090. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission
Public Reference Section
450 Fifth Street, NW
Washington, D.C. 20549-0102

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC's
Internet website at http://www.sec.gov.

When contacting the SEC, you will want to refer to the Fund's
SEC file number. The file number is as follows:

File number 811-05451


     [ING FUNDS LOGO]     PRPRO-USLICO     (0505-050105)

                                          E-SHIP: 132250

                               USLICO SERIES FUND
                       STATEMENT OF ADDITIONAL INFORMATION



                                   MAY 1, 2005



      USLICO Series Fund (the "Fund") is an open-end, diversified management investment company consisting of four series: the Stock Portfolio; the Money Market Portfolio; the Bond Portfolio; and the Asset Allocation Portfolio (each, a "Portfolio" and collectively, the "Portfolios"). ING Investments, LLC ("ING Investments" or the "Investment Adviser") serves as investment adviser to each of the four Portfolios.



      The Statement of Additional Information ("SAI") is intended to supplement the information provided to investors in the Prospectus dated May 1, 2005, of the Fund, and has been filed with the Securities and Exchange Commission ("SEC") as part of the Fund's Registration Statement. This SAI is not itself a prospectus and should be read carefully in conjunction with the Fund's Prospectus and retained for future reference. The contents of this SAI are incorporated by reference into the Prospectus in their entirety. In addition, the financial statements from the Annual Report dated December 31, 2004, are incorporated herein by reference. A copy of the Prospectus and most recent Annual or Semi-Annual Report may be obtained free of charge from the Fund at the address and telephone number listed below.


                               USLICO Series Fund
                                  c/o ING Funds
                         7337 East Doubletree Ranch Road
                            Scottsdale, AZ 85258-2034
                                 (800) 992-0180

                                TABLE OF CONTENTS



INTRODUCTION.....................................................................................      1
GENERAL INFORMATION..............................................................................      1
INVESTMENT RESTRICTIONS..........................................................................      1
ADDITIONAL INVESTMENT RESTRICTIONS APPLICABLE TO THE MONEY MARKET AND BOND PORTFOLIOS............      2
ADDITIONAL INVESTMENT RESTRICTIONS APPLICABLE TO THE STOCK AND BOND PORTFOLIOS...................      3
DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES..............................................      6
     EQUITIES....................................................................................      6
     FOREIGN INVESTMENTS.........................................................................      8
     FIXED-INCOME INVESTMENTS....................................................................     13
     STRUCTURED PRODUCTS.........................................................................     13
     BANKING INDUSTRY OBLIGATIONS................................................................     15
     CORPORATE DEBT SECURITIES...................................................................     16
     FLOATING OR VARIABLE RATE INSTRUMENTS.......................................................     16
     GNMA CERTIFICATES...........................................................................     16
     GUARANTEED INVESTMENT CONTRACTS.............................................................     17
     HIGH YIELD SECURITIES.......................................................................     18
     ILLIQUID AND RESTRICTED SECURITIES..........................................................     20
     MORTGAGE-RELATED SECURITIES.................................................................     21
     MUNICIPAL SECURITIES........................................................................     24
     REAL ESTATE SECURITIES......................................................................     26
     SHORT-TERM INVESTMENTS......................................................................     28
     U.S. GOVERNMENT SECURITIES..................................................................     29
     WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS....................................     29
     ZERO COUPON AND PAY-IN-KIND SECURITIES......................................................     30
     SECURITIES OF COMPANIES WITH LIMITED OPERATING HISTORIES....................................     31
     TO BE ANNOUNCED SALE COMMITMENTS............................................................     31
     INDEX, CURRENCY, AND EQUITY-LINKED SECURITIES...............................................     31
     SWAPS.......................................................................................     31
     REPURCHASE AGREEMENTS.......................................................................     32
     OPTIONS.....................................................................................     33
MANAGEMENT OF THE FUND...........................................................................     35
     TRUSTEES....................................................................................     35
     OFFICERS....................................................................................     39
STANDING COMMITTEES OF THE FUND..................................................................     42
FREQUENCY OF BOARD MEETINGS......................................................................     42
TRUSTEE OWNERSHIP OF SECURITIES..................................................................     43
COMPENSATION OF TRUSTEES.........................................................................     46
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES..............................................     49
INVESTMENT ADVISER...............................................................................     49
SUB-ADVISORY AGREEMENT...........................................................................     52
PROXY VOTING PROCEDURES..........................................................................     56
ADMINISTRATION AGREEMENT.........................................................................     56
EXPENSE LIMITATION AGREEMENT.....................................................................     57
DISTRIBUTION OF FUND SHARES......................................................................     58
     SUSPENSION OF REDEMPTIONS...................................................................     58
PARTICIPATION ARRANGEMENTS.......................................................................     58
PORTFOLIO TRANSACTIONS AND BROKERAGE.............................................................     59
     BROKERAGE AND RESEARCH SERVICES.............................................................     59
     PORTFOLIO TURNOVER..........................................................................     61
NET ASSET VALUE..................................................................................     62

CALCULATION OF PERFORMANCE DATA..................................................................     65
PERFORMANCE COMPARISONS..........................................................................     66
TAXATION.........................................................................................     67
ADDITIONAL INFORMATION...........................................................................     69
FINANCIAL STATEMENTS.............................................................................     71
     APPENDIX A..................................................................................      1
     APPENDIX B..................................................................................      3

                                  INTRODUCTION

            This SAI is designed to elaborate upon the discussion of certain securities and investment strategies which are described in the Prospectus. The more detailed information contained herein is intended solely for investors who have read the Prospectus and are interested in a more detailed explanation of certain aspects of the Fund's securities and investment strategies.


            No person has been authorized to give any information or to make any representations other than those contained in this SAI or the Prospectus dated May 1, 2005, and, if given or made, such information or representations may not be relied upon as having been authorized by the Fund. This SAI does not constitute an offer to sell securities in any state or jurisdiction in which such offering may not lawfully be made. The delivery of this SAI at any time shall not imply that there has been no change in the affairs of the Fund since the date hereof.


                               GENERAL INFORMATION

            The Fund is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended ("1940 Act") and consists of four separate Portfolios, each of which has its own investment objectives and policies. The Fund was organized as a business trust under the laws of Massachusetts on January 19, 1988. On January 17, 1995, ReliaStar United Services Life Insurance Company (hereinafter "RUSL" and formerly known as "United Services Life Insurance Company") and ReliaStar Life Insurance Company of New York (hereinafter "RLNY" and formerly known as "ReliaStar Bankers Security Life Insurance Company" and "Bankers Security Life Insurance Society") became wholly owned subsidiaries of ReliaStar Financial Corp. ("ReliaStar"), previously the NWNL Companies, Inc., an insurance holding company based in Minneapolis, Minnesota. On December 31, 1998, RUSL was merged into ReliaStar Life Insurance Company ("RL"). On September 1, 2000, ING Groep N.V. (NYSE: ING) acquired ReliaStar. ING Groep N.V. is a global financial institution active in the fields of insurance, banking, and asset management in more than 65 countries, with more than 100,000 employees. ING Groep N.V. seeks to provide a full range of integrated financial services to private, corporate, and institutional clients through a variety of distribution channels. The principal executive offices are located at Strawinskylaan 2631, 1077 22 Amsterdam P.O. Box 810,1000 AV Amsterdam, the Netherlands.

            Shares of the Portfolios are sold only to separate accounts of RL and RLNY to serve as the investment medium for variable life insurance policies issued by these companies. Each Portfolio share outstanding represents a beneficial interest in the respective Portfolio and carries a par value of $.001. The Fund has an unlimited number of shares authorized. All shares are non-assessable and fully transferable when issued and paid for in accordance thereof. The Fund sends its contract holders annual audited financial statements and six-month unaudited financial statements.

                             INVESTMENT RESTRICTIONS

            Each Portfolio's investment objective, together with the investment restrictions set forth below, are fundamental policies of each Portfolio and may not be changed with respect to any Portfolio without the approval of a majority of the outstanding voting shares of that Portfolio. The vote of a majority of the outstanding voting securities of a Portfolio means the vote at an annual or special meeting of (i) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding securities of such portfolio are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities of such Portfolio, whichever is less.


            Unless otherwise stated, each of the following policies applies to each of the Portfolios. A Portfolio may not:

      1. Purchase securities on margin or make short sales;

      2. Invest more than 25% of its total assets in securities of any one particular industry nor invest more than 5% of its assets in any one issuer, except that these restrictions do not apply to investments in U.S. Government securities and the 25% limit do not apply to the Money Market or Bond Portfolios for securities or obligations issued by U.S. banks;

      3. Invest in more than 10% of any issuer's outstanding voting securities;

      4. Invest in securities of other investment companies;

      5. Participate in the underwriting of securities;

      6. Borrow, pledge, or hypothecate its assets, except that a Portfolio may borrow from banks for temporary purposes, but any such borrowing is limited to an amount equal to 25% of a Portfolio's net assets and a Portfolio will not purchase additional securities while borrowing funds in excess of 5% of that Portfolio's net assets;

      7. Invest for the purpose of exercising control over any company;

      8. Invest in commodities or commodity contracts;

      9. Purchase warrants, or write, purchase, or sell puts, calls, straddles, spreads, or combinations thereof, except the Stock and Asset Allocation Portfolios may write covered call options as described in their sections;

      10. Make investments in real estate or mortgages except that a Portfolio may purchase readily marketable securities of companies holding real estate or interest therein, or in oil, gas, or development programs;

      11. Purchase securities having legal or contractual restrictions on resale;

      12. Make any loans of securities or cash, except that a Portfolio may, consistent with its investment objective and policies, (i) invest in debt obligations including bonds, debentures, or other debt securities, bank and other depository institution obligations, and commercial paper, even though the purchase of such obligations may be deemed the making of loans, and (ii) enter into repurchase agreements;

      13. Issue senior securities; and

      14. Invest more than 10% of its total assets in repurchase agreements maturing in more than seven days or in portfolio securities that are not readily marketable.

                  ADDITIONAL INVESTMENT RESTRICTIONS APPLICABLE
                     TO THE MONEY MARKET AND BOND PORTFOLIOS

      The Fund has adopted the following investment restrictions applicable only to the Money Market and Bond Portfolios under which such Portfolios may not do the following:

      I. Invest in common stocks or other equity securities; and

      II. Invest in securities of companies, which, together with predecessor companies, have a record of less than five years continuous operations.

      If a percentage restriction is adhered to at the time of an investment for any Portfolio, a later increase or decrease in percentage resulting from a change in the value of portfolio securities or the amount of the Portfolio's net assets will not be considered a violation of any of the foregoing restrictions.

                  ADDITIONAL INVESTMENT RESTRICTIONS APPLICABLE
                        TO THE STOCK AND BOND PORTFOLIOS

      The Stock and Bond Portfolios have adopted the following non-fundamental policies, which may be changed without the approval of the majority of the outstanding shares of the Portfolio:


      The Stock Portfolio has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in equity securities. The Portfolio has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Portfolio's future investments will be made in a manner that will bring the Portfolio into compliance with this policy.


      The Bond Portfolio has adopted a non-fundamental policy as required under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in investment-grade fixed-income securities. The Portfolio has also adopted a policy to provide its shareholders with at least 60 days' prior notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Portfolio's future investments will be made in a manner that will bring the Portfolio into compliance with this policy.

INVESTMENTS, INVESTMENT STRATEGIES AND RISK


      The table on the following pages identifies various securities and investment techniques used by ING Investments, and the Sub-Adviser where applicable, in managing the USLICO Series Fund described in this SAI. The table has been marked to indicate those securities and investment techniques that ING Investments and the Sub-Adviser may use to manage a Portfolio. A Portfolio may use any or all of these techniques at any one time. The fact that a Portfolio may use a technique does not mean that the technique will be used. A Portfolio's transactions in a particular type of security or use of a particular technique is subject to limitations imposed by a Portfolio's investment objective(s), policies and restrictions described in the Fund's Prospectus and/or this SAI, as well as the federal securities laws. There can be no assurance that any of the Portfolios will achieve their investment objective(s). The Portfolios' investment objective(s), policies, strategies and practices are non-fundamental unless otherwise indicated. A more detailed description of the securities and investment techniques, as well as the risks associated with those securities and investment techniques that the Portfolios utilize, follows the table. The descriptions of the securities and investment techniques in this section supplement the discussion of principal investment strategies contained in the Fund's Prospectus. Where a particular type of security or investment technique is not discussed in the Fund's Prospectus, that security or investment technique is not a principal investment strategy.

                                                               STOCK      ASSET ALLOCATION      BOND       MONEY MARKET
                                                               -----      ----------------      ----       ------------
EQUITY INVESTMENTS
     Common Stock                                                x               x
     IPO                                                         x               x
     Convertible Securities                                      x               x               x
     Preferred Stock                                             x               x
     Synthetic Convertible Securities                            x               x
FOREIGN INVESTMENTS
     ADR/ EDR                                                    x               x               x
     Eurodollar Convertible Securities                           x               x               x
     Eurodollar Instruments                                      x               x               x               x
     Yankee Dollar Instruments                                   x               x               x               x
     Foreign & Emerging Market Securities                        x               x               x               x
     Foreign Mortgage Related Securities                         x               x               x               x
     International Debt Securities                               x               x               x               x
     Foreign Currency Exchange Transactions                      x               x               x
     Foreign Bank Obligations                                    x               x               x               x
     Sovereign Debt Securities                                   x               x               x               x
     Supranational Agencies                                      x               x               x               x
FIXED-INCOME
     Adjustable Rate Mortgage Securities                         x               x               x               x
     Asset Backed Securities                                     x               x               x               x
     Banking Industry Obligations                                x               x               x               x
     Corporate Debt Securities                                   x               x               x               x
     Credit-Linked Notes                                         x               x               x               x
     Floating or Variable Rate Instruments                       x               x               x               x
     GNMA Certificates                                           x               x               x               x
     GICs                                                        x               x               x               x
     Government Trust Certificates                               x               x               x               x
     High Yield Securities                                       x               x               x
     Illiquid & Restricted Securities
      (144A, 4(2) & Private Funds)                               x               x               x               x
     Mortgage Related Securities                                 x               x               x               x
     Private Funds                                               x               x               x               x
     Subordinated Mortgage Securities                            x               x               x               x

                                                               STOCK      ASSET ALLOCATION      BOND       MONEY MARKET
                                                               -----      ----------------      ----       ------------
     STRIPS                                                      x               x               x               x
     Municipal Securities                                        x               x               x               x
     Real Estate Securities                                      x               x               x
Reverse Repurchase Agreements & Dollar Rolls                     x               x               x               x
Short-Term Investments, which includes the following:            x               x               x               x
Bank Certificates
Banker's Acceptances
Time Deposits
Savings Association Obligations
Commercial Paper (includes ABCP)
Short-Term Notes
Tax Exempted Industrial Development
 Bond & Pollution Control Bonds                                  x               x               x               x
Trust Preferred Securities                                       x               x               x
US Government Securities                                         x               x               x               x
When-issued Securities and Delayed-Delivery Transactions         x               x               x               x
Zero Coupon and Pay-In-Kind Securities                           x               x               x               x
Securities of Companies with Limited Operating Histories(1)      x               x
TBA Sale Commitments                                             x               x               x               x
Index, Currency, & Equity Linked Securities                      x               x               x               x
Swaps                                                            x               x               x
Repurchase Agreements                                            x               x               x               x
Borrowing                                                        x               x               x               x
Lending of Portfolio Securities (33 1/3 % max)                   x               x               x               x
Temporary Defensive Policies                                     x               x               x               x
Options (covered calls only)                                     x               x



----------------------
(1) The Bond Portfolio and Money Market Portfolio will not invest in securities of companies, which, together with predecessor companies, have a record of less than five years continuous operations.

               DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

EQUITIES

      COMMON STOCK


            Common stock represent an equity (ownership) interest in a company. This ownership interest generally gives a Portfolio the right to vote on issues affecting the company's organization and operations. Such investments will be diversified over a cross-section of industries and individual companies.



            Some of the companies in which the Portfolios may invest will be organizations with market capitalizations of $500 million or less or companies that have limited product lines, markets and financial resources and are dependent upon a limited management group. Examples of possible investments include emerging growth companies employing new technology, cyclical companies, initial public offerings of companies offering high growth potential, or other corporations offering good potential for high growth in market value. The securities of such companies may be subject to more abrupt or erratic market movements than larger, more established companies both because the securities typically are traded in lower volume and because the issuers typically are subject to a greater degree to changes in earnings and prospects.


            Initial Public Offerings (IPOs) occur when a company first offers securities to the public. Although companies can be any age or size at the time of their IPO, they are often smaller and have a limited operating history, which involves a greater potential for the value of their securities to be impaired following the IPO.

            Investors in IPOs can be adversely affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. In addition, all of the factors that affect stock market performance may have a greater impact on the shares of IPO companies.


            The price of a company's securities may be highly unstable at the time of its IPO and for a period thereafter due to market psychology prevailing at the time of the IPO, the absence of a prior public market, the small number of shares available and limited availability of investor information. As a result of this or other factors, the Investment Adviser or Sub-Adviser might decide to sell an IPO security more quickly than it would otherwise, which may result in a significant gain or loss and greater transaction costs to the Portfolios. Any gains from shares held for 12 months or less will be treated as short-term gains and taxable as ordinary income to the Portfolios' shareholders. In addition, IPO securities may be subject to varying patterns of trading volume and may, at times, be difficult to sell without an unfavorable impact on prevailing prices.


            The effect of an IPO investment can have a magnified impact on the Portfolios' performance when the Portfolios' asset bases are small. Consequently, IPOs may constitute a significant portion of the Portfolios' returns particularly when the Portfolios are small. Since the number of securities issued in an IPO is limited, it is likely that IPO securities will represent a smaller component of the Portfolios' assets as it increases in size and therefore have a more limited effect on the Portfolios' performance going forward.

            There can be no assurance that IPOs will continue to be available for the Portfolios to purchase. The number or quality of IPOs available for purchase by the Portfolios may vary, decrease or entirely disappear. In some cases, the Portfolios may not be able to purchase IPOs at the offering price, but may have to purchase the shares in the aftermarket at a price greatly exceeding the offering price, making it more difficult for the Portfolios to realize a profit.

      CONVERTIBLE SECURITIES


            A convertible security is a security that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in convertible securities, a Portfolio seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible, while investing at a better price than may be available on the common stock or obtaining a higher fixed rate of return than is available on common stocks. The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The credit standing of the issuer and other factors may also affect the investment value of a convertible security. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value.


            The market value of convertible debt securities tends to vary inversely with the level of interest rates. The value of the security declines as interest rates increase and increases as interest rates decline. Although under normal market conditions longer-term debt securities have greater yields than do shorter-term debt securities of similar quality, they are subject to greater price fluctuations. A convertible security may be subject to redemption at the option of the issuer at a price established in the instrument governing the convertible security. If a convertible security held by a Portfolio is called for redemption, the Portfolio must permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. Rating requirements do not apply to convertible debt securities purchased by the Portfolios, because the Portfolios purchase such securities for their equity characteristics.

      PREFERRED STOCK


            Preferred stock, unlike common stock, offers a stated dividend rate payable from a corporation's earnings. Such preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking Portfolio provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be "cumulative," requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer's common stock. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stocks on the distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.


      SYNTHETIC CONVERTIBLE SECURITIES


            Synthetic convertible securities are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, each Portfolio may purchase a non-convertible debt security and an option, which enables the Portfolio to have a convertible-like position with respect to a company, group of companies or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, the Portfolio generally receives an amount in cash equal to the difference between the conversion price and the then-current value of the underlying security.

      Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. A Portfolio may only invest in synthetic convertibles with respect to companies whose corporate debt securities are rated "A" or higher by Moody's Investors Service, Inc. ("Moody's") or "A" or higher by Standard & Poor's Ratings Group ("S&P"), and will not invest more than 10% of its net assets in such synthetic securities and other illiquid securities.


FOREIGN INVESTMENTS

      Each Portfolio may invest in the foreign investments described below.


      AMERICAN DEPOSITARY RECEIPTS AND EUROPEAN DEPOSITARY RECEIPTS


            Securities of foreign issuers may take the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") or other similar securities representing securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities they represent. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying foreign securities. EDRs are receipts issued by a European financial institution evidencing a similar arrangement. Generally, ADRs, in registered form, are designed for use in the United States securities markets, and EDRs, in bearer form, are designed for use in European securities markets.


      EURODOLLAR CONVERTIBLE SECURITIES


            Eurodollar convertible securities are convertible into foreign equity securities listed, or represented by ADRs listed, on the New York Stock Exchange or the American Stock Exchange or convertible into publicly traded common stock of U.S. companies. Interest and dividends on Eurodollar securities are payable in U.S. dollars outside of the United States.

      EURODOLLAR INSTRUMENTS

            Eurodollar instruments are bonds that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Eurodollar instruments are usually issued on behalf of multinational companies and foreign governments by large underwriting groups composed of banks and issuing houses from many countries.

      YANKEE DOLLAR INSTRUMENTS

            Yankee dollar instruments are U.S. dollar denominated bonds issued in the U.S. by foreign banks and corporations. These investments involve risks that are different from investments in securities issued by U.S. issuers.

      FOREIGN AND EMERGING MARKET SECURITIES

            Foreign financial markets, while growing in volume, have, for the most part, substantially less volume than United States markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable domestic companies. The foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delivery of securities may not occur at the same time as payment in some foreign markets. Delays in settlement could result in temporary periods when a portion of the assets of a

      Portfolio is uninvested and no return is earned thereon. The inability of the Portfolios to make intended security purchases due to settlement problems could cause the Portfolios to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Portfolios due to subsequent declines in value of the portfolio security or, if the Portfolios have entered into a contract to sell the security, could result in possible liability to the purchaser.

            As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to domestic companies, there may be less publicly available information about certain foreign companies than about domestic companies. There is generally less government supervision and regulation of exchanges, financial institutions and issuers in foreign countries than there is in the United States. A foreign government may impose exchange control regulations that may have an impact on currency exchange rates, and there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect U.S. investments in those countries.


            Although the Portfolios will use reasonable efforts to obtain the best available price and the most favorable execution with respect to all transactions and the Investment Adviser or Sub-Adviser will consider the full range and quality of services offered by the executing broker or dealer when making these determinations, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Certain foreign governments levy withholding taxes against dividend and interest income, or may impose other taxes. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received by the Portfolios on these investments. The risks of investing in foreign securities may be intensified for investments in issuers domiciled or doing substantial business in emerging markets or countries with limited or developing capital markets. Security prices in emerging markets can be significantly more volatile than in the more-developed nations of the world, reflecting the greater uncertainties of investing in less-established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, present the risk of sudden adverse government action and even nationalization of businesses, restrictions on foreign ownership, or prohibitions of repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Transaction settlement and dividend collection procedures may be less reliable in emerging markets than in developed markets. Securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements.


      FOREIGN MORTGAGE RELATED SECURITIES

            Foreign mortgage-related securities are interests in pools of mortgage loans made to residential home buyers domiciled in a foreign country. These include mortgage loans made by trust and mortgage loan companies, credit unions, chartered banks, and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations (e.g., Canada Mortgage and Housing Corporation and First Australian National Mortgage Acceptance Corporation Limited). The mechanics of these mortgage-related securities are generally the same as those issued in the United States. However, foreign mortgage markets may differ materially from the U.S. mortgage market with respect to matters such as the sizes of loan pools, pre-payment experience, and maturities of loans.

      INTERNATIONAL DEBT SECURITIES

            International debt securities represent debt obligations (which may be denominated in U.S. dollar or in non-U.S. currencies) of any rating issued or guaranteed by foreign corporations, certain supranational entities (such as the World Bank) and foreign governments (including political subdivisions having taxing authority) or their agencies or instrumentalities, including American Depository Receipts. These debt obligations may be bonds (including sinking Portfolio and callable bonds), debentures and notes, together with preferred stocks, pay-in-kind securities or zero coupon securities.


            In determining whether to invest in debt obligations of foreign issuers, a Portfolio will consider the relative yields of foreign and domestic high yield securities, the economies of foreign countries, the condition of such countries' financial markets, the interest rate climate of such countries and the relationship of such countries' currency to the U.S. Dollar. These factors are judged on the basis of fundamental economic criteria (e.g., relative inflation levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. Subsequent foreign currency losses may result in the Portfolio having previously distributed more income in a particular period than was available from investment income, which could result in a return of capital to shareholders. The Portfolio's portfolio of foreign securities may include those of a number of foreign countries, or, depending upon market conditions, those of a single country.



            Investments in securities of issuers in non-industrialized countries generally involve more risk and may be considered highly speculative. Although a portion of a Portfolio's investment income may be received or realized in foreign currencies, the Portfolio will be required to compute and distribute its income in U.S. dollars and absorb the cost of currency fluctuations and the cost of currency conversions. Investment in foreign securities involves considerations and risks not associated with investment in securities of U.S. issuers. For example, foreign issuers are not required to use generally accepted accounting principles. Foreign securities may not be subject to the same disclosure requirements as U.S. issuers. The values of foreign securities investments will be affected by incomplete or inaccurate information available to the Investment Adviser or Sub-Adviser as to foreign issuers, changes in currency rates, exchange control regulations or currency blockage, expropriation or nationalization of assets, application of foreign tax laws (including withholding taxes), changes in governmental administration or economic or monetary policy. In addition, it is generally more difficult to obtain court judgments outside the United States.


            Restrictions on Foreign Investments - Some developing countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as a Portfolio. As illustrations, certain countries may require governmental approval prior to investments by foreign persons, limit the amount of investment by foreign persons in a particular company or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms (including price) than securities of the company available for purchase by nationals. Certain countries may restrict investment opportunities in issuers or industries deemed important to national interests.


            The manner in which foreign investors may invest in companies in certain developing countries, as well as limitations on such investments, also may have an adverse impact on the operations of a Portfolio that invests in such countries. For example, a Portfolio may be required in certain of such countries to invest initially through a local broker or other entity and then have the shares purchased re-registered in the name of the Portfolio. Re-registration may in some instances not be able to occur on timely basis, resulting in a delay during which a Portfolio may be denied certain of its rights as an investor, including rights as to dividends or to be made aware of certain corporate actions. There also may be instances where a Portfolio places a purchase order but is subsequently informed, at the time of re-registration, that the permissible allocation of the investment to foreign investors has been filled, depriving the Portfolio of the ability to make its desired investment at that time.

            Substantial limitations may exist in certain countries with respect to a Portfolio's ability to repatriate investment income, capital or the proceeds of sales of securities by foreign investors. A Portfolio could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Portfolio of any restrictions on investments. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the operations of the Portfolio. For example, Portfolios may be withdrawn from the People's Republic of China only in U.S. or Hong Kong dollars and only at an exchange rate established by the government once each week.

            In certain countries, banks or other financial institutions may be among the leading companies or have actively traded securities. The 1940 Act restricts each Portfolio's investments in any equity securities of an issuer that, in its most recent fiscal year, derived more than 15% of its revenues from "securities related activities," as defined by the rules thereunder. The provisions may restrict the Portfolio's investments in certain foreign banks and other financial institutions.


      FOREIGN CURRENCY EXCHANGE TRANSACTIONS


            Because the Portfolios that invest in foreign securities may buy and sell securities denominated in currencies other than the U.S. dollar, and receive interest, dividends and sale proceeds in currencies other than the U.S. dollar, the Portfolios may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. The Portfolios either enter into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or use forward foreign currency contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract is an agreement to exchange one currency for another -- for example, to exchange a certain amount of U.S. dollars for a certain amount of Korean Won -- at a future date. Forward foreign currency contracts are included in the group of instruments that can be characterized as derivatives. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of the Portfolio's portfolio securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.


            Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of these securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain. Use of currency hedging techniques may also be limited by management's need to protect the status of the Portfolio as a regulated investment company under the Internal Revenue Code.


FOREIGN BANK OBLIGATIONS

            Obligations of foreign banks and foreign branches of U.S. banks involve somewhat different investment risks from those affecting obligations of U.S. banks, including the possibilities that liquidity could be impaired because of future political and economic developments; the obligations may be less marketable than comparable obligations of U.S. banks; a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; foreign deposits may be seized or nationalized; foreign governmental restrictions (such as foreign exchange controls) may be adopted which might adversely affect the payment of principal and interest on those obligations; and the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks. In addition, the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks.

SOVEREIGN DEBT SECURITIES


            Sovereign debt securities are issued by governments of foreign countries. The sovereign debt in which the Portfolios may invest may be rated below investment grade. These securities usually offer higher yields than higher-rated securities but are also subject to greater risk than higher-rated securities.


            Brady Bonds - Brady bonds represent a type of sovereign debt. These obligations were created under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady, in which foreign entities issued these obligations in exchange for their existing commercial bank loans. Brady Bonds have been issued by Argentina, Brazil, Costa Rica, the Dominican Republic, Mexico, the Philippines, Uruguay and Venezuela, and may be issued by other emerging countries.

SUPRANATIONAL AGENCIES

            Supranational agencies are not considered government securities and are not supported directly or indirectly by the U.S. Government. Examples of supranational agencies include, but are not limited to, the International Bank for Reconstruction and Development (commonly referred to as the World Bank), which was chartered to finance development projects in developing member countries; the European Community, which is a twelve-nation organization engaged in cooperative economic activities; the European Coal and Steel Community, which is an economic union of various European nations' steel and coal industries; and the Asian Development Bank, which is an international development bank established to lend funds, promote investment and provide technical assistance to member nations in the Asian and Pacific regions.

RISKS OF INVESTING IN FOREIGN SECURITIES

            Investments in foreign securities involve certain inherent risks, including the following:


            MARKET CHARACTERISTICS. Settlement practices for transactions in foreign markets may differ from those in United States markets, and may include delays beyond periods customary in the United States. Foreign security trading practices, including those involving securities settlement where Portfolio assets may be released prior to receipt of payment or securities, may expose the Portfolios to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer. Transactions in options on securities, futures contracts, futures options and currency contracts may not be regulated as effectively on foreign exchanges as similar transactions in the United States, and may not involve clearing mechanisms and related guarantees. The value of such positions also could be adversely affected by the imposition of different exercise terms and procedures and margin requirements than in the United States. The value of a Portfolio's positions may also be adversely impacted by delays in its ability to act upon economic events occurring in foreign markets during non-business hours in the United States.



            LEGAL AND REGULATORY MATTERS. In addition to nationalization, foreign governments may take other actions that could have a significant effect on market prices of securities and payment of interest, including restrictions on foreign investment, expropriation of goods and imposition of taxes, currency restrictions and exchange control regulations.



            TAXES. The interest payable on certain of the Portfolios' foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to a Portfolio's shareholders. A shareholder otherwise subject to United States federal income taxes may, subject to certain limitations, be entitled to claim a credit or deduction of U.S. federal income tax purposes for his proportionate share of such foreign taxes paid by a Portfolio.

            COSTS. The expense ratios of a Portfolio that invests in foreign securities is likely to be higher than those of investment companies investing in domestic securities, since the cost of maintaining the custody of foreign securities is higher. In considering whether to invest in the securities of a foreign company, the Investment Adviser or Sub-Adviser considers such factors as the characteristics of the particular company, differences between economic trends and the performance of securities markets within the U.S. and those within other countries, and also factors relating to the general economic, governmental and social conditions of the country or countries where the company is located. The extent to which a Portfolio will be invested in foreign companies and countries and depository receipts will fluctuate from time to time within the limitations described in the Prospectus, depending on the Investment Adviser's or Sub-Adviser's assessment of prevailing market, economic and other conditions.


FIXED-INCOME INVESTMENTS

ADJUSTABLE RATE MORTGAGE SECURITIES


            Adjustable rate mortgage securities (ARMS) are pass-through mortgage securities collateralized by mortgages with adjustable rather than fixed rates. Generally, ARMS have a specified maturity date and amortize principal over their life. In periods of declining interest rates, there is a reasonable likelihood that ARMS will experience increased rates of prepayment of principal. However, the major difference between ARMS and fixed-rate mortgage securities is that the interest rate and the rate of amortization of principal of ARMS can and do change in accordance with movements in a particular, pre-specified, published interest rate index.


            The amount of interest on an ARM is calculated by adding a specified amount, the "margin," to the index, subject to limitations on the maximum and minimum interest that can be charged to the mortgagor during the life of the mortgage or to maximum and minimum changes to that interest rate during a given period. Because the interest rate on ARMS generally moves in the same direction as market interest rates, the market value of ARMS tends to be more stable than that of long-term fixed rate securities.

            Two main categories of indices serve as benchmarks for periodic adjustments to coupon rates on ARMS: those based on U.S. Treasury securities and those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Home Loan Bank Cost of Funds index (often related to ARMS issued by FNMA), tend to lag changes in market rate levels and tend to be somewhat less volatile.

STRUCTURED PRODUCTS


ASSET BACKED SECURITIES



            Structured products can include asset-backed securities, which represent individual interests in pools of consumer loans, home equity loans, trade receivables, credit card receivables, and other debt and are similar in structure to mortgage-backed securities. The assets are securitized either in a pass-through structure (similar to a mortgage pass-through structure) or in a pay-through structure (similar to a CMO structure). Asset-backed securities may be subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of certain types of loans underlying asset-backed securities can be expected to accelerate. Accordingly, a Portfolio's ability to maintain positions in these securities will be affected by reductions in the principal amount of the securities resulting from prepayments, and the Portfolio must reinvest the returned principal at prevailing interest rates, which may be lower. Asset-backed securities may also be subject to extension risk during periods of rising interest rates.


            Structured products can also include collateralized putable notes ("CPNs"). CPNs represent interests in the most senior tranche of collateralized debt obligations and benefit from a put option provided by a highly rated counterparty. CPNs are similar to asset-backed securities in that they are backed by interests in various assets, including other asset-backed securities, residential mortgage-backed securities, collateralized mortgage-backed securities, and other instruments.


            Structured products entail certain risks not presented by mortgage-backed securities. The collateral underlying asset-backed securities may be less effective as security for payments than real estate collateral. Debtors may have the right to set off certain amounts owed on the credit cards or other obligations underlying the asset-backed security, or the debt holder may not have a first (or proper) security interest in all of the obligations backing the receivable because of the nature of the receivable or state or federal laws protecting the debtor. Certain collateral may be difficult to locate in the event of default, and recoveries on depreciated or damaged collateral may not fully cover payments due on these securities.

            A Portfolio may invest in any type of structured product if the portfolio manager determines that the security is consistent with the Portfolio's investment objective and policies. It is expected that governmental, government-related, or private entities may create asset and mortgage loan pools and other asset-backed and mortgage-backed securities offering collateralized investments in addition to those described above. As new types of structured products are developed and offered to investors, investments in such securities may be considered for the Portfolio.


            AIRCRAFT LEASE RECEIVABLES


            An aircraft lease receivable ("ALR") is an asset-backed security. ALRs are generally structured as a pass-through trust, a special purpose vehicle. The aircrafts are sold to the trust and the trust will issue several tranches, or classes, of equipment trust certificates to investors. The offering can be made publicly or privately. The trust owns the aircrafts and leases them to the airline companies. Unlike the receivables backed by loans or securities, the aircraft lease receivables are not as sensitive to changes in interest rates. However, the aircrafts lease receivables may entail a higher risk because of the underlying assets. Aircrafts are expensive to maintain, operate, and difficult to sell. In addition, the aircrafts are subject to many laws in different jurisdictions and the repossession of the aircraft from the lessee may be difficult and costly.


            CREDIT-LINKED NOTES



            A credit-linked note ("CLN") is generally issued by one party with a credit option, or risk, linked to a second party. The embedded credit option allows the first party to shift a specific credit risk to the CLN holder, or the Portfolio in this case. The CLN is issued by a trust, a special purpose vehicle, collateralized by AAA-rated securities. The CLN's price or coupon is linked to the performance of the reference asset of the second party. Generally, the CLN holder receives either fixed or floating coupon rate during the life of the CLN and par at maturity. The cash flows are dependent on specified credit-related events. Should the second party default or declare bankruptcy, the CLN holder will receive an amount equivalent to the recovery rate. The CLN holder bears the risk of default by the second party and any unforeseen movements in the reference asset, which could lead to loss of principal and receipt of interest payments. In return for these risks, the CLN holder receives a higher yield. As with most derivative investments, valuation of a CLN is difficult due to the complexity of the security (i.e., the embedded option is not easily priced). The Portfolio cannot assure that it can implement a successful strategy regarding this type of investment.

TRUST-PREFERRED SECURITIES


            Trust-preferred securities, also known as trust-issued securities, are securities that have the characteristics of both debt and equity instruments and are treated by a Portfolio as a debt instrument. Generally, trust preferred securities are cumulative preferred stock issued by a trust that is wholly owned by a financial institution, usually, a bank holding company. The financial institution creates the trust and will subsequently own the trust's common securities, which represent three percent of the trust's assets. The remaining 97% of the trust's assets consists of trust-preferred securities, which are then sold to investors. The trust will use the sales proceeds to purchase subordinated debt issued by the financial institution. The financial institution will use the proceeds from the subordinated debt sale to increase its capital while the trust will receive periodic interest payments from the financial institution for holding the subordinated debt. The trust will use the interest received to make dividend payments to the holders of the trust-preferred securities. These dividends are generally paid on a quarterly basis and are generally higher than the dividends offered by the financial institution's common stock. Additionally, the holders of the trust-preferred securities are senior to the common stockholders in the event the financial institution becomes insolvent or is liquidated. The primary benefit for the financial institution in using this structure is that the trust preferred securities are treated by the financial institution as debt securities for tax purposes (i.e., interest expense is tax deductible) and as equity securities for calculation of capital requirements.

            In certain instances, the structure involves more than one financial institution and thus, more than one trust. In this pooled offering, a separate trust is created. This trust will issue securities to investors and use the proceeds to purchase the trust-preferred securities issued by the trust subsidiaries of the participating financial institutions. Accordingly, the trust preferred securities held by the investors are backed by the trust-preferred securities issued by the trust subsidiaries.

            In identifying the risks associated with trust-preferred securities, the Investment Adviser or Sub-Adviser will evaluate the financial condition of the financial institution, as the trust typically has no business operations other than to issue the trust-preferred securities. If the financial institution is financially unsound and defaults on the interest payments to the trust, the trust will not be able to make dividend payments to a Portfolio.


BANKING INDUSTRY OBLIGATIONS



            Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers' acceptances acquired by the Funds will be dollar-denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.



            A Portfolio holding instruments of foreign banks or financial institutions may be subject to additional investment risks that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers. Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers plays an important part in the operations of the banking industry. Federal and state laws and regulations require domestic banks to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness. However, such laws and regulations do not necessarily apply to foreign bank obligations that a Portfolio may acquire.



            In addition to purchasing certificates of deposit and bankers' acceptances, to the extent permitted under their respective investment objectives and policies stated above and in their Prospectuses, the Portfolios may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.


CORPORATE DEBT SECURITIES

            Each Portfolio may invest in corporate debt securities, including corporate bonds, debentures, notes, and other similar corporate debt instruments. The investment return on a corporate debt security reflects interest earnings and changes in the market value of the security. The market value of a corporate debt security will generally increase when interest rates decline, and decrease when interest rates rise. There is also the risk that the issuer of a debt security will be unable to pay interest or principal at the time called for by the instrument.

FLOATING OR VARIABLE RATE INSTRUMENTS


            Each Portfolio may invest in floating or variable rate instruments. Credit rating agencies frequently do not rate such instruments; however, the Investment Adviser or Sub-Adviser will determine what unrated and variable and floating rate instruments are of comparable quality at the time of the purchase to rated instruments eligible for purchase by the Portfolio. An active secondary market may not exist with respect to particular variable or floating rate instruments purchased by a Portfolio. The absence of such an active secondary market could make it difficult for the Portfolio to dispose of the variable or floating rate instrument involved if the issuer of the instrument defaults on its payment obligation or during periods in which the Portfolio is not entitled to exercise its demand rights, and the Portfolio could, for these or other reasons, suffer a loss to the extent of the default. Variable and floating rate instruments may be secured by bank letters of credit.


GNMA CERTIFICATES


            Each Portfolio may invest in Government National Mortgage Association ("GNMA") Certificates. GNMA Certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans. GNMA is a U.S. Government corporation within the Department of Housing and Urban Development. Such loans are initially made by lenders such as mortgage bankers, commercial banks and savings and loan associations and are either insured by the Federal Housing Administration (FHA) or Farmers' Home Administration (FMHA) or guaranteed by the Veterans Administration
      (VA). A GNMA Certificate represents an interest in a specific pool of such mortgages, which, after being approved by GNMA, is offered to investors through securities dealers. Once approved by GNMA, the timely payment of interest and principal on each certificate is guaranteed by the full faith and credit of the United States Government.


            GNMA Certificates differ from bonds in that principal is scheduled to be paid back by the borrower over the length of the loan rather than returned in a lump sum at maturity. "Modified pass through" type GNMA Certificates, entitle the holder to receive all interest and principal payments owed on the mortgages in the pool (net of issuers' and GNMA fees), whether or not the mortgagor has made such payment.

            GNMA Certificates are created by an "issuer," which is an FHA approved mortgage banker who also meets criteria imposed by GNMA. The issuer assembles a pool of FHA, FMHA, or VA insured or guaranteed mortgages with the same interest rate, maturity and type of dwelling. Upon application by the issuer, and after approval by GNMA of the pool, GNMA provides its commitment to guarantee timely payment of principal and interest on the GNMA Certificates backed by the mortgages included in the pool. The GNMA Certificates, endorsed by GNMA, are then sold by the issuer through securities dealers.

            GNMA is authorized under the Federal National Housing Act to guarantee timely payment of principal and interest on GNMA Certificates. This guarantee is backed by the full faith and credit of the United States. GNMA may borrow U.S. Treasury funds to the extent needed to make payments under its guarantee. When mortgages in the pool underlying GNMA Certificates are prepaid by mortgagors or by result of foreclosure, such principal payments are passed through to the certificate holders. Accordingly, the life of the GNMA Certificate is likely to be substantially shorter than the stated maturity of the mortgages in the underlying pool. Because of such variation in prepayment rates, it is not possible to predict the life of a particular GNMA certificate, but FHA statistics indicate that 25 to 30 year single family dwelling mortgages have an average life of approximately 12 years. The majority of GNMA certificates are backed by mortgages of this type, and accordingly the generally accepted practice has developed to treat GNMA certificates as 30-year securities, which prepay fully in the 12th year.

            GNMA certificates bear a nominal "coupon rate" which represents the effective FHA-VA mortgage rate at the time of issuance, less 0.5%, which constitutes the GNMA and issuer's fees. For providing its guarantees, GNMA receives an annual fee of 0.06% of the outstanding principal on certificates backed by single family dwelling mortgages, and the issuer receives an annual fee of 0.44% for assembling the pool and for passing through monthly payments of interest and principal.


            Payments to holders of GNMA certificates consist of the monthly distributions of interest and principal less the GNMA and issuer's fees. The actual yield to be earned by a holder of a GNMA certificate is calculated by dividing such payments by the purchase price paid for the GNMA certificate (which may be at a premium or a discount from the face value of the certificate). Monthly distributions of interest, as contrasted to semi-annual distributions, which are common for other fixed interest investments, have the effect of compounding and thereby raising the effective annual yield earned on GNMA certificates. Because of the variation in the life of the pools of mortgages which back various GNMA certificates, and because it is impossible to anticipate the rate of interest at which future principal payments may be reinvested, the actual yield earned from a portfolio of GNMA certificates, such as that in which the Portfolio is invested, will differ significantly from the yield estimated by using an assumption of a 12-year life for each GNMA certificate included in such a portfolio as described.


            The actual rate of prepayment for any GNMA certificate does not lend itself to advance determination, although regional and other characteristics of a given mortgage pool may provide some guidance for investment analysis. Also, secondary-market trading of outstanding GNMA certificates tends to be concentrated in issues bearing the current coupon rate.

            Construction loan securities are issued to finance building costs. The funds are disbursed as needed or in accordance with a prearranged plan. The securities provide for the timely payment to the registered holder of interest at the specified rate plus scheduled installments of principal. Upon completion of the construction phase, the construction loan securities are terminated, and project loan securities are issued. The Portfolio will record these GNMA certificates on trade date, and to segregate assets to cover its commitments on trade date as well.

GUARANTEED INVESTMENT CONTRACTS

            Each Portfolio may invest in guaranteed investment contracts ("GICs"), which are issued by insurance companies. Pursuant to such contracts, a Portfolio makes cash contributions to a deposit Portfolio of the insurance company's general account. The insurance company then credits to the Portfolio on a monthly basis guaranteed interest, which is based on an index. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit Portfolio. In addition, because a Portfolio may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, the GIC is considered an illiquid investment, and, together with other instruments invested in by a Portfolio which are not readily marketable, will not exceed 10% of a Portfolio's net assets. The term of a GIC will be one year or less. In determining average weighted portfolio maturity, a GIC will be deemed to have a maturity equal to the period of time remaining until the next readjustment of the guaranteed interest rate.


GOVERNMENT TRUST CERTIFICATES



            The Portfolios may invest in Government Trust Certificates, which represent an interest in a government trust, the property of which consists of (i) a promissory note of a foreign government no less than 90% of which is backed by the full faith and credit guaranty issued by the U.S. Federal Government. (issued pursuant to Title III of the Foreign Operations, Export, Financing and Related Borrowers Programs Appropriations Act of 1998) and (ii) a security interest in obligations of the U.S. Treasury backed by the full faith and credit of the U.S. sufficient to support the remaining balance (no more than 10%) of all payments of principal and interest on such promissory note; provided that such obligations shall not be rated less than AAA by S&P or less than Aaa by Moody's.


HIGH YIELD SECURITIES


            High yield securities often are referred to as "junk bonds" and include certain corporate debt obligations, higher yielding preferred stock and mortgage-related securities, and securities convertible into the foregoing. Investments in high yield securities generally provide greater income and increased opportunity for capital appreciation than investments in higher-quality debt securities, but they also typically entail greater potential price volatility and principal and income risk.


            High yield securities are not considered to be investment grade. They are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. Also, their yields and market values tend to fluctuate more than higher-rated securities. Fluctuations in value do not affect the cash income from the securities, but are reflected in a Portfolio's net asset value. The greater risks and fluctuations in yield and value occur, in part, because investors generally perceive issuers of lower-rated and unrated securities to be less creditworthy.

            The yields earned on high yield securities generally are related to the quality ratings assigned by recognized rating agencies. The following are excerpts from Moody's description of its bond ratings: Ba -- judged to have speculative elements; their future cannot be considered as well assured. B -- generally lack characteristics of a desirable investment. Caa -- are of poor standing; such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca -- speculative in a high degree; often in default. C -- lowest rate class of bonds; regarded as having extremely poor prospects. Moody's also applies numerical indicators 1, 2 and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; 2 indicates a mid-range ranking; and 3 indicates a ranking towards the lower end of the category. The following are excerpts from S&P's description of its bond ratings: BB, B, CCC, CC, C -- predominantly speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligation; BB indicates the lowest degree of speculation and C the highest. D -- in payment default. S&P applies indicators "+," no character, and "-" to its rating categories. The indicators show relative standing within the major rating categories.

            Certain securities held by a Portfolio may permit the issuer at its option to call, or redeem, its securities. If an issuer were to redeem securities held by a Portfolio during a time of declining interest rates, the Portfolio may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

            The medium- to lower-rated and unrated securities in which a Portfolio invests tend to offer higher yields than those of other securities with the same maturities because of the additional risks associated with them. These risks include.

            High Yield Bond Market - A severe economic downturn or increase in interest rates might increase defaults in high yield securities issued by highly leveraged companies. An increase in the number of defaults could adversely affect the value of all outstanding high yield securities, thus disrupting the market for such securities.

            Sensitivity to Interest Rate and Economic Changes - High yield securities are more sensitive to adverse economic changes or individual corporate developments but less sensitive to interest rate changes than are Treasury or investment grade bonds. As a result, when interest rates rise causing bond prices to fall, the value of high yield debt bonds tend not to fall as much as Treasury or investment grade bonds. Conversely, when interest rates fall high yield bonds tend to under perform Treasury and investment grade bonds because high yield bond prices tend not to rise as much as the prices of these bonds.


            The financial stress resulting from an economic downturn or adverse corporate developments could have a greater negative effect on the ability of issuers of high yield securities to service their principal and interest payments, to meet projected business goals and to obtain additional financing than on more creditworthy issuers. Holders of high yield securities could also be at greater risk because high yield securities are generally unsecured and subordinate to senior debt holders and secured creditors. If the issuer of a high yield security owned by the Portfolio defaults, the Portfolio may incur additional expenses to seek recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high yield securities and the Portfolio's net asset value. Furthermore, in the case of high yield securities structured as zero coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes and thereby tend to be more speculative and volatile than securities that pay in cash.


            Payment Expectations - High yield securities present risks based on payment expectations. For example, high yield securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Portfolios may have to replace the security with a lower yielding security, resulting in a decreased return for investors. Also, the value of high yield securities may decrease in a rising interest rate market. In addition, there is a higher risk of non-payment of interest and/or principal by issuers of high yield securities than in the case of investment grade bonds.

            Liquidity and Valuation Risks - Lower-rated bonds are typically traded among a smaller number of broker-dealers rather than in a broad secondary market. Purchasers of high yield securities tend to be institutions, rather than individuals, a factor that further limits the secondary market. To the extent that no established retail secondary market exists, many high yield securities may not be as liquid as Treasury and investment grade bonds. The ability of a Portfolio's Board to value or sell high yield securities will be adversely affected to the extent that such securities are thinly traded or illiquid. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities more than other securities, especially in a thinly traded market. To the extent a Portfolio owns illiquid or restricted high yield securities, these securities may involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties. At times of less liquidity, it may be more difficult to value high yield securities because this valuation may require more research, and elements of judgment may play a greater role in the valuation since there is less reliable, objective data available.

            Taxation - Special tax considerations are associated with investing in high yield securities structured as zero coupon or pay-in-kind securities. The Portfolios report the interest on these securities as income even though they receives no cash interest until the security's maturity or payment date.



            Limitations of Credit Ratings - The credit ratings assigned to high yield securities may not accurately reflect the true risks of an investment. Credit ratings typically evaluate the safety of principal and interest payments, rather than the market value risk of high yield securities. In addition, credit agencies may fail to adjust credit ratings to reflect rapid changes in economic or company conditions that affect a security's market value. Although the ratings of recognized rating services such as Moody's and S&P are considered, the Investment Adviser or Sub-Adviser primarily relies on its own credit analysis, which includes a study of existing debt, capital structure, ability to service debt and to pay dividends, the issuer's sensitivity to economic conditions, its operating history and the current trend of earnings. Thus, the achievement of a Portfolio's investment objective may be more dependent on the Investment Adviser's or Sub-Adviser's own credit analysis than might be the case for a fund which invests in higher quality bonds. The Investment Adviser or Sub-Adviser continually monitors the investments in the Portfolios and carefully evaluates whether to dispose of or retain high yield securities whose credit ratings have changed. A Portfolio may retain a security whose rating has been changed.



            Congressional Proposals - New laws and proposed new laws may negatively affect the market for high yield securities. As examples, recent legislation requires federally insured savings and loan associations to divest themselves of their investments in high yield securities, and pending proposals are designed to limit the use of, or tax and eliminate other advantages of, high yield securities. Any such proposals, if enacted, could have negatively affected the Portfolio's net asset value.


ILLIQUID AND RESTRICTED SECURITIES


            Each Portfolio may invest in an illiquid security, provided its investment in illiquid securities do not exceed 10% of the Portfolio's assets, if the Investment Adviser or Sub-Adviser believes that it presents an attractive investment opportunity. Generally, a security is considered illiquid if it cannot be disposed of within seven days at approximately the value at which the Portfolio has valued the security. Its illiquidity might prevent the sale of such a security at a time when the Investment Adviser or Sub-Adviser might wish to sell, and these securities could have the effect of decreasing the overall level of a Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring a Portfolio to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that a Portfolio could realize upon disposition.


            Because of the nature of restricted securities, a considerable period of time may elapse between a Portfolio's decision to dispose of these securities and the time when a Portfolio is able to dispose of them, during which time the value of the securities could decline. The expenses of registering restricted securities (excluding securities that may be resold by pursuant to Rule 144A) may be negotiated at the time such securities are purchased by a Portfolio. When registration is required before the securities may be resold, a considerable period may elapse between the decision to sell the securities and the time when a Portfolio would be permitted to sell them. Thus, a Portfolio may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. Some securities are eligible for purchase or sale without SEC registration by certain institutional investors known as "qualified institutional buyers." Such restricted securities could be treated as liquid because a trading market exists. However, these securities could be less liquid than registered securities traded on established secondary markets.


            Some illiquid and restricted securities include private funds ("Private Funds"), which are discussed below under the caption "Private Funds."

MORTGAGE-RELATED SECURITIES



            The U.S. Government agency mortgage-backed securities in which the Portfolios may invest include issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, including the GNMA, Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Association ("FHLMC"). These instruments might be considered derivatives. The primary risk of these instruments is the risk that their value will change with changes in interest rates and prepayment risk. See, "U.S. Government Securities."


            One type of mortgage-related security includes certificates that represent pools of mortgage loans assembled for sale to investors by various governmental and private organizations. These securities provide a monthly payment, which consists of both an interest and a principal payment that is in effect a "pass-through" of the monthly payment made by each individual borrower on his or her residential mortgage loan, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs that may be incurred.

            "Pass-through" certificates, such as those issued by GNMA, entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, regardless of whether the mortgagor actually makes the payment. A major governmental guarantor of pass-through certificates is GNMA. GNMA guarantees, with the full faith and credit of the U.S. government, the timely payments of principal and interest on securities issues by institutions approved by GNMA (such as savings and loan institutions, commercial banks, and mortgage bankers backed by pools of FHA-insured or VA-guaranteed mortgages). Certificates issued by GNMA are backed by pools of FHA-insured or VA-guaranteed mortgages. Other government guarantors (but not backed by the full faith and credit of the United States Government) include FNMA and FHLMC. FNMA purchases residential mortgages from a list of approved seller/services that include state and federally chartered savings and loan associations, mutual saving banks, commercial banks, credit unions and mortgage bankers.

            The prices of high coupon U.S. Government agency mortgage-backed securities do not tend to rise as rapidly as those of traditional fixed-rate securities at times when interest rates are decreasing, and tend to decline more slowly at times when interest rates are increasing.

            The Portfolios may also purchase mortgage-backed securities issued by commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers that also create pass-through pools of conventional residential mortgage loans. Such issuers may in addition be the originators of the underlying mortgage loans as well as the guarantors of the pass-through certificates. Pools created by such non-governmental issuers generally offer a higher rate of return than governmental pools because there are no direct or indirect governmental guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers and the mortgage poolers.

            It is expected that governmental or private entities may create mortgage loan pools offering pass-through investments in addition to those described above. As new types of pass-through securities are developed and offered to investors, the Investment Adviser or Sub-Adviser may, consistent with the Portfolio's investment objectives, policies and restrictions, consider making investments in such new types of securities.

            Other types of mortgage-related securities in which the Portfolios may invest include debt securities that are secured, directly or indirectly, by mortgages on commercial real estate or residential rental properties, or by first liens on residential manufactured homes (as defined in section 603(6) of the National Manufactured Housing Construction and Safety Standards Act of 1974), whether such manufactured homes are considered real or personal property under the laws of the states in which they are located. Securities in this investment category include, among others, standard mortgage-backed bonds and newer collateralized mortgage obligations ("CMOs"). Mortgage-backed bonds are secured by pools of mortgages, but unlike pass-through securities, payments to bondholders are not determined by payments on the mortgages. The bonds consist of a single class, with interest payable periodically and principal payable on the stated date of maturity. CMOs have characteristics of both pass-through securities and mortgage-backed bonds. CMOs are secured by pools of mortgages, typically in the form of "guaranteed" pass-through certificates such as GNMA, FNMA, or FHLMC securities. The payments on the collateral securities determine the payments to bondholders, but there is not a direct "pass-through" of payments. CMOs are structured into multiple classes, each bearing a different date of maturity. Monthly payments of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longest maturity class receive principal only after the shorter maturity classes have been retired.


            CMOs are issued by entities that operate under order from the SEC exempting such issuers from the provisions of the 1940 Act. Until recently, the staff of the SEC had taken the position that such issuers were investment companies and that, accordingly, an investment by an investment company (such as the Portfolios) in the securities of such issuers was subject to the limitations imposed by Section 12 of the 1940 Act. However, in reliance on SEC staff interpretations, the Portfolios may invest in securities issued by certain "exempted issuers" without regard to the limitations of Section 12 of the 1940 Act. In its interpretation, the SEC staff defined "exempted issuers" as unmanaged, fixed asset issuers that (a) invest primarily in mortgage-backed securities; (b) do not issue redeemable securities as defined in Section 2(a)(32) of the 1940 Act; (c) operate under the general exemptive orders exempting them from all provisions of the 1940 Act; and (d) are not registered or regulated under the 1940 Act as investment companies.

SUBORDINATED MORTGAGE SECURITIES


            The subordinated mortgage securities in which the Portfolios may invest consist of a series of certificates issued in multiple classes with a stated maturity or final distribution date. One or more classes of each series may be entitled to receive distributions allocable only to principal, principal prepayments, interest or any combination thereof prior to one or more other classes, or only after the occurrence of certain events, and may be subordinated in the right to receive such distributions on such certificates to one or more senior classes of certificates. The rights associated with each class of certificates are set forth in the applicable pooling and servicing agreement, form of certificate and offering documents for the certificates.


            The subordination terms are usually designed to decrease the likelihood that the holders of senior certificates will experience losses or delays in the receipt of their distributions and to increase the likelihood that the senior certificate holders will receive aggregate distributions of principal and interest in the amounts anticipated. Generally, pursuant to such subordination terms, distributions arising out of scheduled principal, principal prepayments, interest or any combination thereof that otherwise would be payable to one or more other classes of certificates of such series (i.e., the subordinated certificates) are paid instead to holders of the senior certificates. Delays in receipt of scheduled payments on mortgage loans and losses on defaulted mortgage loans are typically borne first by the various classes of subordinated certificates and then by the holders of senior certificates.

            In some cases, the aggregate losses in respect of defaulted mortgage loans that must be borne by the subordinated certificates and the amount of the distributions otherwise distributable on the subordinated certificates that would, under certain circumstances, be distributable to senior certificate holders may be limited to a specified amount. All or any portion of distributions otherwise payable to holders of subordinated certificates may, in certain circumstances, be deposited into one or more reserve accounts for the benefit of the senior certificate holders. Since a greater risk of loss is borne by the subordinated certificate holders, such certificates generally have a higher stated yield than the senior certificates.

            A series of certificates may consist of one or more classes as to which distributions allocable to principal will be allocated. The method by which the amount of principal to be distributed on the certificates on each distribution date is calculated and the manner in which such amount could be allocated among classes varies and could be effected pursuant to a fixed schedule, in relation to the occurrence of certain events or otherwise. Special distributions are also possible if distributions are received with respect to the mortgage assets, such as is the case when underlying mortgage loans are prepaid.

            A mortgage-related security that is senior to a subordinated residential mortgage security will not bear a loss resulting from the occurrence of a default on an underlying mortgage until all credit enhancement protecting such senior holder is exhausted. For example, the senior holder will only suffer a credit loss after all subordinated interests have been exhausted pursuant to the terms of the subordinated residential mortgage security. The primary credit risk to the Portfolios by investing in subordinated residential mortgage securities is potential losses resulting from defaults by the borrowers under the underlying mortgages. The Portfolios would generally realize such a loss in connection with a subordinated residential mortgage security only if the subsequent foreclosure sale of the property securing a mortgage loan does not produce an amount at least equal to the sum of the unpaid principal balance of the loan as of the date the borrower went into default, the interest that was not paid during the foreclosure period and all foreclosure expenses.

            The Investment Adviser or Sub-Adviser will seek to limit the risks presented by subordinated residential mortgage securities by reviewing and analyzing the characteristics of the mortgage loans that underlie the pool of mortgages securing both the senior and subordinated residential mortgage securities. The Investment Adviser or Sub-Adviser has developed a set of guidelines to assist in the analysis of the mortgage loans underlying subordinated residential mortgage securities. Each pool purchase is reviewed against the guidelines. The Portfolios seek opportunities to acquire subordinated residential mortgage securities where, in the view of the Investment Adviser or Sub-Adviser, the potential for a higher yield on such instruments outweighs any additional risk presented by the instruments. The Investment Adviser or Sub-Adviser will seek to increase yield to shareholders by taking advantage of perceived inefficiencies in the market for subordinated residential mortgage securities.

INTEREST/PRINCIPAL ONLY STRIPPED MORTGAGE BACKED SECURITIES


            Interest/principal only stripped mortgage traded securities ("STRIPS") are created by the Federal Reserve Bank by separating the interest and principal components of an outstanding U.S. Treasury or agency bond and selling them as individual securities. The market prices of STRIPS are generally more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality.



PRIVATE FUNDS



            The Portfolios may invest in U.S. or foreign private limited partnerships or other investment funds, which are referred to as Private Funds ("Private Funds"). Investments in Private Funds may be highly speculative and volatile. In addition, Portfolio shareholders will remain subject to the Portfolio's expenses while also bearing their pro rata share of the operating expenses of the Private Funds. The ability of the Portfolio to dispose of interests in Private Funds is very limited and involves risks, including loss of the Portfolio's entire investment in the Private Fund. A Portfolio cannot assure that it can achieve better results by investing in a pooled investment versus investing directly in the individual underlying assets.

            Private Funds include a variety of pooled investments. Generally, these pooled investments are structured as a trust, a special purpose vehicle, and are exempted from registration under the 1940 Act. As an investor, the Portfolio owns a proportionate share of the trust. Typically, the trust does not employ a professional investment manager. Instead, the pooled investment tracks some index by investing in the issuers or securities that comprise the index. The Portfolio receives a stream of cash flows in the form of interest payments from the underlying assets or the proceeds from the sale of the underlying assets in the event those underlying assets are sold. However, some pooled investments may not dispose of the underlying securities regardless of the adverse events affecting the issuers depending on the investment strategy utilized. In this type of strategy, the pooled investment continues to hold the underlying securities as long as the issuers or securities remain members of the tracked index.



            The pooled investments allow the Portfolio to synchronize the receipt of interest and principal payments and also, diversify some of the risks involved with investing in fixed income securities. Because the trust holds securities of many issuers, the default of a few issuers would not impact the Portfolio significantly. However, the Portfolio bears any expenses incurred by the trust. In addition, the Portfolio assumes the liquidity risks generally associated the privately offered pooled investments.



            Pooled investments that are structured as a trust contain many similarities to Private Funds that are structured as limited partnerships. The primary difference between the trust and the limited partnership structure is the redemption of the ownership interests. Typically, the ownership interests in a typical Private Fund are redeemable only by the general partners and thus, are restricted from transferring from one party to another. Conversely, the ownership interests in the trust are generally not redeemable by the trust, except under certain circumstances, and are transferable among the general public for publicly offered securities and "qualified purchasers" or "qualified institutional buyers" for privately offered securities.



            Private Funds also include investments certain structured securities. Structured securities include notes, bonds or debentures that provide for the payment of principal of, and/or interest in, amounts determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of structured securities may provide that under certain circumstances no principal is due at maturity and, therefore, may result in the loss of the Portfolio's investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference. Consequently, leveraged structured securities entail a greater degree of market risk than other types of debt obligations. Structured securities may also be more volatile, less liquid, and more difficult to accurately price than less complex fixed income investments.


MUNICIPAL SECURITIES


            Municipal securities are debt obligations issued by state and local governments, territories and possessions of the U.S., regional government authorities, and their agencies and instrumentalities ("municipal securities"). Municipal securities include both notes (which have maturities of less than one year) and bonds (which have maturities of one year or more) that bear fixed or variable rates of interest.


            In general, "municipal securities" debt obligations are issued to obtain funds for a variety of public purposes, such as the construction, repair, or improvement of public facilities, including airports, bridges, housing, hospitals, mass transportation, schools, streets, water and sewer works. Municipal securities may be issued to refinance outstanding obligations and to raise funds for general operating expenses and lending to other public institutions and facilities.

            The two principal classifications of municipal securities are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Characteristics and methods of enforcement of general obligation bonds vary according to the law applicable to a particular issuer, and the taxes that can be levied for the payment of debt service may be limited or unlimited as to rates or amounts of special assessments. Revenue securities are payable only from the revenues derived from a particular facility, a class of facilities or, in some cases, from the proceeds of a special excise tax. Revenue bonds are issued to finance a wide variety of capital projects, including electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund the assets of which may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and collateralized mortgages, and the net revenues from housing or other public projects. Some authorities are provided further security in the form of a state's assistance (although without obligation) to make up deficiencies in the debt service reserve fund.

            Insured municipal debt involves scheduled payments of interest and principal guaranteed by a private, non-governmental or governmental insurance company. The insurance does not guarantee the market value of the municipal debt or the value of the shares of the Portfolio.

            Securities of issuers of municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Bankruptcy Reform Act of 1978. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. Furthermore, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal obligations may be materially affected.


            Moral Obligation Securities - Municipal securities may include "moral obligation" securities, which are usually issued by special purpose public authorities. If the issuer of moral obligation bonds cannot fulfill its financial responsibilities from current revenues, it may draw upon a reserve fund, the restoration of which is moral commitment but not a legal obligation of the state or municipality, which created the issuer.



            Industrial Development and Pollution Control Bonds - These are revenue bonds and generally are not payable from the unrestricted revenues of an issuer. They are issued by or on behalf of public authorities to raise money to finance privately operated facilities for business, manufacturing, housing, sport complexes, and pollution control. Consequently, the credit quality of these securities is dependent upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations.



            Municipal Lease Obligations - These are lease obligations or installment purchase contract obligations of municipal authorities or entities ("municipal lease obligations"). Although lease obligations do not constitute general obligations of the municipality for which its taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payment due under the lease obligation. A Portfolio may also purchase "certificates of participation," which are securities issued by a particular municipality or municipal authority to evidence a proportionate interest in base rental or lease payments relating to a specific project to be made by the municipality, agency or authority. However, certain lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in any year unless money is appropriated for such purpose for such year. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of default and foreclosure might prove difficult. In addition, these securities represent a relatively new type of financing, and certain lease obligations may therefore be considered to be illiquid securities.


            The Portfolios will attempt to minimize the special risks inherent in municipal lease obligations and Certificates of participation by purchasing only lease obligations which meet the following criteria: (1) rated A or better by at least one nationally recognized securities rating organization; (2) secured by payments from a governmental lessee which has actively traded debt obligations; (3) determined by the Investment Adviser or Sub-Adviser to be critical to the lessee's ability to deliver essential services; and (4) contain legal features which the Investment Adviser or Sub-Adviser deems appropriate, such as covenants to make lease payments without the right of offset or counterclaim, requirements for insurance policies, and adequate debt service reserve funds.



            Short-Term Municipal Obligations - These securities include the following:


            Tax Anticipation Notes are used to finance working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues, to be payable from these specific future taxes. They are usually general obligations of the issuer, secured by the taxing power of the municipality for the payment of principal and interest when due.

            Revenue Anticipation Notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Program. They also are usually general obligations of the issuer.

            Bond Anticipation Notes normally are issued to provide interim financing until long-term financing can be arranged. The long-term bonds then provide the money for the repayment of the notes.

            Construction Loan Notes are sold to provide construction financing for specific projects. After successful completion and acceptance, many projects receive permanent financing through the Federal National Mortgage Association or the Government National Mortgage Association.

            Short-Term Discount Notes (tax-exempt commercial paper) are short-term (365 days or less) promissory notes issued by municipalities to supplement their cash flow.

REAL ESTATE SECURITIES


            Real Estate Securities include real estate investment trusts ("REITs") and other real estate industry operating companies ("REOCs"). For purposes of a Portfolio's investments, a REOC is a company that derives at least 50% of its gross revenues or net profits from either (1) the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate, or (2) products or services related to the real estate industry, such as building supplies or mortgage servicing. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Although the Portfolios will not invest directly in real estate, a Portfolio may invest in equity securities of issuers primarily engaged in or related to the real estate industry. Therefore, an investment in REITs is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. These risks include, among others, possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates. To the extent that assets underlying the REITs' investments are concentrated geographically, by property type or in certain other respects, the REITs may be subject to certain of the foregoing risks to a greater extent. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the U.S. Internal Revenue Code and failing to maintain their exemptions from registration under the 1940 Act.

            REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT's investment in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations. Investing in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger-company securities.

            Investments in mortgage-related securities involve certain risks. In periods of declining interest rates, prices of fixed income securities tend to rise. However, during such periods, the rate of prepayment of mortgages underlying mortgage-related securities tends to increase, with the result that such prepayments must be reinvested by the issuer at lower rates. In addition, the value of such securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by the Portfolio. Because investments in mortgage-related securities are interest sensitive, the ability of the issuer to reinvest or to reinvest favorably in underlying mortgages may be limited by government regulation or tax policy. For example, action by the Board of Governors of the Federal Reserve System to limit the growth of the nation's money supply may cause interest rates to rise and thereby reduce the volume of new residential mortgages. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantees and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations (See section entitled "Taxation" below).

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS


            Reverse repurchase agreement transactions. Such transactions involve the sale of U.S. Government securities held by the Portfolio, with an agreement that the Portfolio will repurchase such securities at an agreed upon price and date. The Portfolios will employ reverse repurchase agreements when necessary to meet unanticipated net redemptions so as to avoid liquidating other portfolio investments during unfavorable market conditions. At the time it enters into a reverse repurchase agreement, a Portfolio will place in a segregated custodial account cash and/or liquid assets having a dollar value equal to the repurchase price. Reverse repurchase agreements are considered to be borrowings under the 1940 Act. Reverse repurchase agreements, together with other permitted borrowings, may constitute up to 33 1/3% of the Fund's total assets. Under the 1940 Act, the Portfolio is required to maintain continuous asset coverage of 300% with respect to borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the Portfolio's holdings may be disadvantageous from an investment standpoint. Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the Portfolio's net asset value ("NAV"), and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.



            In order to enhance portfolio returns and manage prepayment risks the Portfolios may engage in dollar roll transactions with respect to mortgage securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Portfolio sells a mortgage security held in the portfolio to a financial institutional such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at a later date at an agreed upon price. The mortgage securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, the Portfolio will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Portfolio exceeding the yield on the sold security. When the Portfolio enters into a dollar roll transaction, cash and/or liquid assets of the Portfolio, in a dollar amount sufficient to make payment for the obligations to be repurchased, are segregated with its custodian at the trade date. These securities are marked daily and are maintained until the transaction is settled.


            Whether a reverse repurchase agreement or dollar-roll transaction produces a gain for the Portfolio depends upon the "costs of the agreements" (e.g., a function of the difference between the amount received upon the sale of its securities and the amount to be spent upon the purchase of the same or "substantially the same" security) and the income and gains of the securities purchased with the proceeds received from the sale of the mortgage security. If the income and gains on the securities purchased with the proceeds of the agreements exceed the costs of the agreements, then the Portfolio's NAV will increase faster than otherwise would be the case; conversely, if the income and gains on such securities purchased fail to exceed the costs of the structure, NAV will decline faster than otherwise would be the case. Reverse repurchase agreements and dollar-roll transactions, as leveraging techniques, may increase the Portfolio's yield in the manner described above; however, such transactions also increase the Portfolio's risk to capital and may result in a shareholder's loss of principal.


SHORT-TERM INVESTMENTS


            BANK CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES AND TIME DEPOSITS -- Each Portfolio may acquire certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers' acceptances acquired by the Portfolios will be dollar-denominated obligations of domestic or foreign banks or financial institutions.


            A Portfolio will not invest in any security issued by a commercial bank unless the bank is federally chartered and has total assets of at least U.S. $1 billion, or the equivalent in other currencies. All Portfolios may invest in obligations of savings banks. A Portfolio will not invest in any security issued by a savings bank unless such institution is federally chartered and has total assets of at least $1 billion.


            A Portfolio holding instruments of foreign banks or financial institutions may be subject to additional investment risks that are different in some respects from those incurred by a fund that invests only in debt obligations of U.S. domestic issuers. Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans, which may be made, and interest rates, which may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions and exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry.


            Federal and state laws and regulations require domestic banks to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness. However, such laws and regulations do not necessarily apply to foreign bank obligations that a Portfolio may acquire.

            In addition to purchasing certificates of deposit and bankers' acceptances, to the extent permitted under their respective investment objectives and policies stated above and in their Prospectuses, the Portfolios may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

            SAVINGS ASSOCIATION OBLIGATIONS - - The Portfolios may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. Government.

            COMMERCIAL PAPER, SHORT-TERM NOTES AND OTHER CORPORATE OBLIGATIONS -- The Portfolios may invest a portion of their assets in commercial paper, including asset-backed commercial paper, and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

            Commercial paper and short-term notes will consist of issues rated at the time of purchase "A-2" or higher by S&P, "Prime-l" or "Prime-2" by Moody's, or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Investment Adviser or Sub-Adviser to be of comparable quality.

            Corporate obligations include bonds and notes issued by corporations to finance longer-term credit needs than supported by commercial paper. While such obligations generally have maturities of ten years or more, the Portfolios may purchase corporate obligations which have remaining maturities of 13 months or less from the date of purchase and which are rated "AA" or higher by S&P or "Aa" or higher by Moody's.

U.S. GOVERNMENT SECURITIES


            The Portfolios may invest in U.S. Government securities, including instruments issued by the U.S. Treasury, such as bills, notes and bonds. These instruments are direct obligations of the U.S. Government and, as such, are backed by the full faith and credit of the United States. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances. In addition, U.S. Government securities include securities issued by instrumentalities of the U.S. Government, such as the GNMA, which are also backed by the full faith and credit of the United States. Also included in the category of U.S. Government securities are instruments issued by instrumentalities established or sponsored by the U.S. Government, such as the Student Loan Marketing Association, the FNMA and the FHLMC. While these securities are issued, in general, under the authority of an Act of Congress, the U.S. Government is not obligated to provide financial support to the issuing instrumentalities, although under certain conditions certain of these authorities may borrow from the U.S. Treasury. In the case of securities not backed by the full faith and credit of the U.S., the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the U.S. itself if the agency or instrumentality does not meet its commitment. Each Portfolio will invest in securities of such agencies or instrumentalities only when the Adviser or Sub-Adviser is satisfied that the credit risk with respect to any instrumentality is comparable to the credit risk of U.S. government securities backed by the full faith and credit of the United States.


WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS

            In order to secure prices or yields deemed advantageous at the time a Portfolio may purchase or sell securities on a when-issued or a delayed-delivery basis generally 15 to 45 days after the commitment is made. A Portfolio may also enter into forward commitments. The Portfolio will enter into a when-issued transaction for the purpose of acquiring portfolio securities and not for the purpose of leverage. In such transactions, delivery of the securities occurs beyond the normal settlement periods, but no payment or delivery is made by, and no interest accrues to, the Portfolio prior to the actual delivery or payment by the other party to the transaction. Due to fluctuations in the value of securities purchased on a when-issued or a delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. Similarly, the sale of securities for delayed-delivery can involve the risk that the prices available in the market when delivery is made may actually be higher than those obtained in the transaction itself. Each Portfolio will establish a segregated account with the custodian consisting of cash and/or liquid assets in an amount equal to the amount of its when-issued and delayed-delivery commitments which will be "marked to market" daily. Each Portfolio will only make commitments to purchase such securities with the intention of actually acquiring the securities, but the Portfolio may sell these securities before the settlement date if deemed an advisable investment strategy. In these cases, a Portfolio may realize a capital gain or loss. When a Portfolio engages in when-issued, forward commitment, and delayed delivery transactions, it relies on the other party to consummate the trade. Failure to do so may result in a Portfolio's incurring a loss or missing an opportunity to obtain a price credited to be advantageous.


            When the time comes to pay for the securities acquired on a delayed delivery basis, a Portfolio will meet its obligations from the available cash flow, sale of the securities held in the segregated account, sale of other securities or, although it would not normally expect to do so, from sale of the when-issued securities themselves (which may have a market value greater or less than the Portfolio's payment obligation). Depending on market conditions, the Portfolio could experience fluctuations in share price as a result of delayed-delivery or when-issued purchases.

ZERO COUPON AND PAY-IN-KIND SECURITIES


            Zero coupon, or deferred interest securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest (the "cash payment date") and therefore are issued and traded at a discount from their face amounts or par value. The discount varies, depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, decreases as the final maturity or cash payment date of the security approaches. The market prices of zero coupon and delayed interest securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality. Current federal income tax law requires holders of zero coupon securities to report as interest income each year the portion of the original issue discount on such securities (other than tax-exempt original issue discount from a zero coupon security) that accrues that year, even though the holders receive no cash payments of interest during the year.


            Pay-in-kind securities are securities that pay interest or dividends through the issuance of additional securities. A Portfolio will be required to report as income annual inclusions of original issue discount over the life of such securities as if it were paid on a current basis, although no cash interest or dividend payments are received by the Portfolio until the cash payment date or the securities mature. Under certain circumstances, a Portfolio could also be required to include accrued market discount or capital gain with respect to its pay-in-kind securities.

            The risks associated with lower rated debt securities apply to these securities. Zero coupon and pay-in-kind securities are also subject to the risk that in the event of a default, the Portfolio may realize no return on its investment, because these securities do not pay cash interest.

SECURITIES OF COMPANIES WITH LIMITED OPERATING HISTORIES

            The Portfolios consider securities of companies with limited operating histories to be securities of companies with a record of less than three years' continuous operation, even including the operations of any predecessors and parents. (These are sometimes referred to as "unseasoned issuers.") These companies by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature companies.


TO BE ANNOUNCED SALE COMMITMENTS



            To Be Announced ("TBA") sale commitments are transactions where the unit price and the estimated principal amount are established upon entering into the contract, with the actual principal amount being within a specified range of the estimate. A Portfolio will enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, the Portfolio will maintain, in a segregated account, cash or marketable securities in an amount sufficient to meet the purchase price. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Portfolio delivers securities under the commitment, the Portfolio realizes a gain or loss from the sale of the securities, based upon the unit price established at the date the commitment was entered into.


INDEX, CURRENCY, AND EQUITY-LINKED SECURITIES


            Index-linked or commodity linked notes are debt securities of companies that call for interest payments and/or payment at maturity in different terms than the typical note where the borrower agrees to make fixed interest payments and to pay a fixed sum at maturity. Principal and/or interest payments on an index-linked note depend on the performance of one or more market indices, such as the S&P 500 Index or a weighted index of commodity futures such as crude oil, gasoline and natural gas. At maturity, the principal amount of an equity-linked debt security is exchanged for common stock of the issuer or is payable in an amount based on the issuer's common stock price at the time of maturity. Currency-linked debt securities are short-term or intermediate-term instruments having a value at maturity, and/or an interest rate, determined by reference to one or more foreign currencies. Payment of principal or periodic interest may be calculated as a multiple of the movement of one currency against another currency, or against an index.


            Index and currency-linked securities are derivative instruments, which may entail substantial risks. Such instruments may be subject to significant price volatility. The company issuing the instrument may fail to pay the amount due on maturity. The underlying investment or security may not perform as expected by the Investment Adviser or Sub-Adviser. Markets, underlying securities and indexes may move in a direction that was not anticipated by the Investment Adviser or Sub-Adviser. Performance of the derivatives may be influenced by interest rate and other market changes in the United States and abroad. Certain derivative instruments may be illiquid.

SWAPS


            Swap transactions include but are not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit- and event-linked swaps. To the extent a Portfolio may invest in foreign currency-denominated securities, it may also invest in currency exchange rate swap agreements.


            A Portfolio may enter into swap transactions for any legal purpose consistent with its investment objectives and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities a Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.



            Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities or commodities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. Consistent with a Portfolio's investment objective and general investment policies, it may invest in commodity swap agreements. For example, an investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, a Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, a Portfolio may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, a Portfolio may pay an adjustable or floating fee. With a "floating" rate, the fee may be pegged to a base rate, such as the London Interbank Offered Rate, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, a Portfolio may be required to pay a higher fee at each swap reset date.



            A Portfolio may enter into credit swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. A Portfolio may be either the buyer or seller in a credit default swap transaction. If a Portfolio is a buyer and no event of default occurs, the Portfolio will lose its investment and recover nothing. However, if an event of default occurs, the Portfolio (if the buyer) will receive the full notional value of the reference obligation that may have little or no value. As a seller, a Portfolio receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided that there is no default event. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation. Credit default swap transactions involve greater risks than if a Portfolio had invested in the reference obligation directly.



REPURCHASE AGREEMENTS



            Repurchase agreements may be considered to be loans by a Portfolio for purposes of the 1940 Act. Each repurchase agreement must be collateralized fully, in accordance with the provisions of Rule 5b-3 under the 1940 Act, at all times. Pursuant to such repurchase agreements, the Portfolio acquires securities from financial institutions such as brokers, dealers and banks, subject to the seller's agreement to repurchase and the Portfolio's agreement to resell such securities at a mutually agreed upon date and price. The term of such an agreement is generally quite short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. The repurchase price generally equals the price paid by the Portfolio plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security). The securities underlying a repurchase agreement will be marked to market every business day so that the value of the collateral is at least equal to the value of the loan, including the accrued interest thereon, and the Investment Adviser or Sub-Adviser will monitor the value of the collateral. Securities subject to repurchase agreements will be held by the Custodian or in the Federal Reserve/Treasury Book-Entry System or an equivalent foreign system. If the seller defaults on its repurchase obligation, the Portfolio holding the repurchase agreement will suffer a loss to the extent that the proceeds from a sale of the underlying securities is less than the repurchase price under the agreement. Bankruptcy or insolvency of such a defaulting seller may cause the Portfolio's rights with respect to such securities to be delayed or limited. To mitigate this risk, each Portfolio may only enter into repurchase agreements that qualify for an exclusion from any automatic stay of creditors' rights against the counterparty under applicable insolvency law in the event of the counterparty's insolvency. A Portfolio may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreements together with any other securities which are not readily marketable, would exceed ten percent (10%) of the total assets of the Portfolio.

OPTIONS


            Writing Options on Securities: A Portfolio that engages in options transactions may write (sell) call options on debt or other securities in standardized contracts traded on national securities exchanges or boards of trade.


            A call option on a security is a contract that gives the holder of the call, in return for a premium, the right to buy the underlying security from the writer of the option at a specified exercise price at any time during the term of the option. The writer of a call option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price.

            A Portfolio may write call options only if they are "covered" or "secured". In the case of a call option on a security, the option is "covered" if the Portfolio owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount are placed in a segregated account by its custodian) upon conversion or exchange of other securities held by the Portfolio.

            If an option written by a Portfolio expires unexercised, the Portfolio realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Portfolio expires unexercised, the Portfolio realized a capital loss equal to the premium paid.

            A Portfolio may purchase a call only in a "closing purchase transaction" to terminate its obligation on a call that it has written. Prior to the earlier of exercise or expiration of the call, an option may be closed out by an offsetting purchase of a call option of the same series (type, exchange, underlying security, exercise price and expiration). There can be no assurance, however, that a closing purchase transaction can be effected when the Portfolio desires.

            A Portfolio will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Portfolio will realize a capital loss. The principal factors affecting the market value of a call option include supply and demand, interest rates, the current market price of the underlying security in relation to the exercise price of the option, the volatility of the underlying security, and the time remaining until the expiration date.

            The premium received for an option written by a Portfolio is recorded as a deferred credit. The value of the option is marked-to-market daily and is valued at the closing price on the exchange or board of trade on which it is traded, or, if no closing price is available, at the mean between the last bid and asked prices.

RISKS ASSOCIATED WITH CALL OPTIONS ON SECURITIES

            There are several risks associated with writing call options on securities. For example, there are significant differences between the securities and option markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when, and how to use a call option involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

            There can be no assurance that a liquid market will exist when a Portfolio seeks to close out an option position. If a Portfolio were unable to close out a covered call option it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As a writer of a covered call option, a Portfolio foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

            If trading were suspended in an option written by a Portfolio, the Portfolio would not be able to close out the option. If restrictions on exercise were imposed, the Portfolio might be unable to exercise an option it has purchased.


INVESTMENT TECHNIQUES



BORROWING



            If a Portfolio borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If the Portfolio makes additional investments while borrowings are outstanding, this may be considered a form of leverage. Under the 1940 Act, each Portfolio is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the Portfolio's holdings may be disadvantageous from an investment standpoint.



            When a Portfolio borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a Portfolio makes additional investments while borrowings are outstanding, this may be construed as a form of leverage.



            Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the Portfolio's NAV, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.



LENDING OF PORTFOLIO SECURITIES



            In order to generate additional income, each Portfolio may lend portfolio securities to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities pursuant to guidelines approved by the Board, provided, among other things, that the value of the loaned securities does not exceed 33 1/3% of the Portfolio's total assets. No lending may be made with any companies affiliated with the Investment Adviser. These loans earn income for the Portfolios and are collateralized by cash, securities or letters of credit. The Portfolios might experience a loss if the financial institution defaults on the loan. The Portfolios seek to mitigate this risk through contracted indemnification upon default.



            The borrower at all times during the loan must maintain with the Portfolios cash or cash equivalent collateral or provide to the Portfolios an irrevocable letter of credit equal in value to at least 100% of the value of the securities loaned. During the time portfolio securities are on loan, the borrower pays the Portfolios any interest paid on such securities, and the Portfolios may invest the cash collateral and earn additional income, or it may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit. Loans are subject to termination at the option of the Portfolios or the borrower at any time. The Portfolios may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by the Fund if a material event affecting the investment is to occur. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially. There is the risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis and the Portfolio may, therefore, lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio. When the Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities. The Portfolio could incur losses in connection with the investment of such cash collateral.


TEMPORARY DEFENSIVE POLICY

            Each Portfolio will retain a flexible approach to the investment of funds and the Portfolio's composition may vary with the economic outlook. The Portfolios may invest in U.S. Government securities, commercial paper, and other money market instruments, including repurchase agreements maturing in seven days or less. When, in the judgment of the Investment Adviser or Sub-Adviser, current cash needs or market or economic conditions warrant a temporary defensive position, the Portfolio may invest to a greater degree in such short-term U.S. Government securities, commercial paper, and other money market instruments. Taking temporary defensive positions may reduce the chances of the Portfolio achieving its investment objectives.

                             MANAGEMENT OF THE FUND

            The business and affairs of the Fund are managed under the direction of its Board of Trustees according to applicable laws of the Commonwealth of Massachusetts and the Fund's Declaration and Agreement of Trust.

TRUSTEES

            The Trustees of the Fund are listed on the table below. Unless otherwise noted, the mailing address of the Trustees is 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258-2034. The Board of Trustees (the "Board") governs the Fund and is responsible for protecting the interests of shareholders.

            Set forth on the following page is information regarding the Trustees of the Fund.

                                                                                           NUMBER OF
                                                                                          PORTFOLIOS
                                                                                           IN FUND
                                                TERM OF OFFICE                             COMPLEX
                               POSITION(S) HELD AND LENGTH OF  PRINCIPAL OCCUPATION(S) -- OVERSEEN BY       OTHER DIRECTORSHIPS
    NAME, ADDRESS AND AGE         WITH FUND     TIME SERVED(1)  DURING THE PAST 5 YEARS   TRUSTEE(2)         HELD BY TRUSTEE
------------------------------ ---------------- -------------- -------------------------- ----------- ------------------------------
INDEPENDENT TRUSTEES

JOHN V. BOYER (3)              Trustee          January 2005 - Executive Director, The                None
7337 East Doubletree Ranch Rd.                  Present        Mark Twain House Museum
Scottsdale, Arizona 85258                                      (3) (1989 -  - Present).
Date of Birth: 07/19/1953

J. MICHAEL EARLEY              Trustee          February 2002  President and Chief                    None
7337 East Doubletree Ranch Rd.                  -- Present     Executive Officer, Bankers
Scottsdale, Arizona 85258                                      Trust Company, N.A.(1992
Date of Birth: 05/02/1945                                      -- Present).

R. BARBARA GITENSTEIN          Trustee          February 2002  President, College of New              New Jersey Resources
7337 East Doubletree Ranch Rd.                  -- Present     Jersey (1999 -- Present).              (September 2003 -- Present).
Scottsdale, Arizona 85258
Date of Birth: 02/18/1948

PATRICK W. KENNY (3)           Trustee          January 2005 - President and Chief                    None
7337 East Doubletree Ranch Rd.                  Present        Executive Officer,
Scottsdale, Arizona 85258                                      International Insurance
Date of Birth: 01/12/1943                                      Society (2001 -- Present);
                                                               Executive Vice President,
                                                               Frontier Insurance Group,
                                                               Inc. (1998 -- 2001).

WALTER H. MAY                  Trustee          October 1999   Retired. Formerly, Managing            Best-Prep Charity (1991 --
7337 East Doubletree Ranch Rd.                  -- Present     Director and Director of               Present).
Scottsdale, Arizona 85258                                      Marketing, Piper Jaffray,
Date of Birth: 12/21/1936                                      Inc.

JOCK PATTON                    Chairman and     February 2001  Private Investor                       Director, Hypercom, Corp.
7337 East Doubletree Ranch Rd. Trustee          -- Present     (June 1997 -- Present).                (January 1999 -- Present); JDA
Scottsdale, Arizona 85258                                      Formerly, Director and                 Software Group, Inc. (January
Date of Birth: 12/11/1945                                      Chief Executive Officer,               1999 -- Present); Swift
                                                               Rainbow Multimedia Group,              Transportation Company (March
                                                               Inc. (January 1999 --                  2004 -- Present).
                                                               December 2001).

DAVID W.C. PUTNAM              Trustee          October 1999   President and Director,                Anchor International Bond
7337 East Doubletree Ranch Rd.                  -- Present     F.L. Putnam Securities                 Trust (December 2000 --
Scottsdale, Arizona 85258                                      Company, Inc. and its                  2002); Progressive Capital
Date of Birth:  10/08/1939                                     affiliates; President,                 Accumulation Trust (August
                                                               Secretary and Trustee, The             1998 -- Present); Principled
                                                               Principled Equity Market               Equity Market Fund (November
                                                               Fund (1996 -- Present).                1996 -- Present), Mercy
                                                               Formerly, Trustee, Trust               Endowment Foundation (1995--
                                                               Realty Corp.; Anchor                   Present); Director, F.L.
                                                               Investment Trust; Bow                  Putnam Investment Management
                                                               Ridge Mining.                          Company (December 2001 --
                                                                                                      Present); Asian American Ban
                                                                                                      and Trust Company (June 1992
                                                                                                      -- Present); and Notre Dame
                                                                                                      Health Care Center (1991 --
                                                                                                      Present); F.L. Putnam
                                                                                                      Securities Company, Inc.
                                                                                                      (June

                                                                                           NUMBER OF
                                                                                          PORTFOLIOS
                                                                                           IN FUND
                                                TERM OF OFFICE                             COMPLEX
                               POSITION(S) HELD AND LENGTH OF  PRINCIPAL OCCUPATION(S) -- OVERSEEN BY       OTHER DIRECTORSHIPS
    NAME, ADDRESS AND AGE         WITH FUND     TIME SERVED(1)  DURING THE PAST 5 YEARS   TRUSTEE(2)         HELD BY TRUSTEE
------------------------------ ---------------- -------------- -------------------------- ----------- ------------------------------
                                                                                                      1998 -- Present); and an
                                                                                                      Honorary Trustee, Mercy
                                                                                                      Hospital (1973 -- Present).

ROGER B. VINCENT               Trustee          February 2002  President, Springwell                  Director, AmeriGas Propane,
7337 East Doubletree Ranch Rd.                  -- Present     Corporation (1989 --                   Inc. (1998 -- Present).
Scottsdale, Arizona 85258                                      Present).
Date of Birth: 08/26/1945

RICHARD A. WEDEMEYER           Trustee          February 2001  Retired.  Mr. Wedemeyer                Director of Touchstone
7337 East Doubletree Ranch Rd.                  -- Present     was formerly Vice                      Consulting Group; Jim Henson
Scottsdale, Arizona 85258                                      President - Finance and                Legacy (1994 -- Present).
Date of Birth: 03/23/1936                                      Administration, Channel
                                                               Corporation (June 1996 --
                                                               April 2002). Trustee,
                                                               First Choice Funds (1997 --
                                                               2001); and of each of the
                                                               funds managed by ING
                                                               Investment Management Co.
                                                               (1998 -- 2001).

TRUSTEES WHO ARE "INTERESTED PERSONS"

THOMAS J. MCINERNEY(5) (6)     Trustee          February 2001  Chief Executive Officer,               Trustee, Equitable Life
7337 East Doubletree Ranch Rd.                  -- Present     ING U.S. Financial                     Insurance Co., Golden American
Scottsdale, Arizona 85258                                      Services (September 2001               Life Insurance Co., Life
Date of Birth: 05/05/1956                                      -- Present); Member, ING               Insurance Company of Georgia,
                                                               Americas Executive                     Midwestern United Life
                                                               Committee (2001 --                     Insurance Co., ReliaStar Life
                                                               Present); President, Chief             Insurance Co., Security Life
                                                               Executive Officer and                  of Denver, Security
                                                               Director of Northern Life              Connecticut Life Insurance
                                                               Insurance Company (March               Co., Southland Life Insurance
                                                               2001 -- October 2002), ING             Co., USG Annuity and Life
                                                               Aeltus Holding Company,                Company, and United Life and
                                                               Inc. (2000 -- Present),                Annuity Insurance Co. Inc;
                                                               ING Retail Holding Company             Director, Ameribest Life
                                                               (1998 -- Present), and ING             Insurance Co.; Director, First
                                                               Retirement Holdings, Inc.              Columbine Life Insurance Co.;
                                                               (1997 -- Present).                     Member of the Board, Bushnell
                                                               Formerly, President ING                Performing Arts Center; St.
                                                               Life Insurance & Annuity               Francis Hospital; National
                                                               Company (September 1997 --             Conference for Community
                                                               November 2002), General                Justice; and Metro Atlanta
                                                               Manager and Chief                      Chamber of Commerce.
                                                               Executive Officer, ING
                                                               Worksite Division
                                                               (December 2000 -- October
                                                               2001).

JOHN G. TURNER(5)              Trustee          February 2001  Chairman, Hillcrest            1       Director, Hormel Foods
7337 East Doubletree Ranch Rd.                  -- Present     Capital Partners (May                  Corporation; Shopko Stores,
Scottsdale, Arizona 85258                                      2002 -- Present); Mr. Turner           Inc.; M.A. Mortenson Company
Date of Birth: 10/03/1939                                      was formerly Vice Chairman             (March 2002 -- Present);
                                                               of ING Americas (2000 --               Conseco, Inc. (September 2003
                                                               2002); Chairman and Chief              -- Present).
                                                               Executive Officer of
                                                               ReliaStar Financial Corp.
                                                               and ReliaStar Life
                                                               Insurance Company (1993 --
                                                               2000); Chairman of
                                                               ReliaStar Life Insurance
                                                               Company of New York (1995
                                                               -- 2001); Chairman of
                                                               Northern Life Insurance
                                                               Company (1992 -- 2001);
                                                               Chairman and

                                                                                           NUMBER OF
                                                                                          PORTFOLIOS
                                                                                           IN FUND
                                                TERM OF OFFICE                             COMPLEX
                               POSITION(S) HELD AND LENGTH OF  PRINCIPAL OCCUPATION(S) -- OVERSEEN BY       OTHER DIRECTORSHIPS
    NAME, ADDRESS AND AGE         WITH FUND     TIME SERVED(1)  DURING THE PAST 5 YEARS   TRUSTEE(2)         HELD BY TRUSTEE
------------------------------ ---------------- -------------- -------------------------- ----------- ------------------------------
                                                               Trustee of the Northstar
                                                               affiliated investment
                                                               companies (1993 -- 2001).


(1) Trustees serve until their successors are duly elected and qualified, subject to the Board's retirement policy which states that each duly elected or appointed Trustee who is not an "interested person" of the Fund, as defined in the 1940 Act ("Independent Trustees"), shall retire from service as a Trustee at the first regularly scheduled quarterly meeting of the Board that is held after the Trustee reaches the age of 70. A unanimous vote of the Board may extend the retirement date of a Trustee for up to one year. An extension may be permitted if the retirement would trigger a requirement to hold a meeting of shareholders of the Fund under applicable law, whether for purposes of appointing a successor to the Trustee or if otherwise necessary under applicable law, in which the extension would apply until such time as the shareholder meeting can be held or is no longer needed.


(2) For the purposes of this table, "Fund Complex" means the following investment companies: ING Equity Trust; ING Funds Trust; ING Investment Funds, Inc.; ING Investors Trust; ING Mayflower Trust; ING Mutual Funds; ING Prime Rate Trust; ING Senior Income Fund; ING Variable Insurance Trust; ING Variable Products Trust; ING Emerging Markets Fund, Inc.; ING VP Natural Resources Trust; USLICO Series Fund; ING Partners, Inc.; ING VP Balanced Portfolio, Inc.; ING Strategic Allocation Portfolio, Inc.; ING GET Funds; ING VP Intermediate Bond Portfolio; ING VP Money Market Portfolio; ING Variable Funds, Inc.; ING Variable Portfolios, Inc.; and ING Series Fund, Inc.



(3) Commenced service as a Trustee on January 1, 2005. Prior to January 1, 2005, Messrs. Boyer and Kenny were members of the board of directors of ING Partners, Inc. On January 1, 2005, the ING Partners, Inc. board of directors was unified with the boards of the other Portfolios.



(4) Shaun Mathews, Senior Vice President of ILIAC has held a seat on the board of directors of the Mark Twain House Museum since September 19, 2002. ING Groep N.V. makes non-material, charitable contributions to The Mark Twain House Museum.



(5) Messrs. McInerney and Turner are deemed to be "interested persons" of the Trust as defined in the 1940 Act because of their relationship with ING Groep, N.V., the parent corporation of the Manager, Directed Services Inc.



(6)   Mr. McInerney is also a director of the following investment companies:
      ING VP Balanced Portfolio, Inc.; ING Strategic Allocation Portfolio, Inc.; ING GET Fund; ING VP Intermediate Bond Portfolio; ING VP Money Market Portfolio; ING Variable Funds; ING Variable Portfolios, Inc.; and ING Series Fund, Inc.

OFFICERS

     Information about the Fund's officers are set forth in the table below:


                                 POSITIONS HELD WITH THE    TERM OF OFFICE AND LENGTH         PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE                     FUND                OF TIME SERVED (1)(2)          DURING THE LAST FIVE YEARS
---------------------            -----------------------    --------------------------       --------------------------
JAMES M. HENNESSY                President and Chief        February 2001 - Present    President and Chief Executive Officer, ING
7337 East Doubletree Ranch Rd.   Executive Officer                                     Investments, LLC (2) (December 2000 -
Scottsdale, Arizona 85258        Chief Operating Officer    July 2000 - Present        Present). Formerly, Senior Executive Vice
Date of Birth:  04/09/1949                                                             President and Chief Operating Officer, ING
                                                                                       Investments, LLC (2) (April 1995 - December
                                                                                       2000); and Executive Vice President, ING
                                                                                       Investments, LLC (2) (May 1998 - June 2000).


STANLEY D. VYNER                 Executive Vice President   July 2000 - Present        Executive Vice President, ING Investments,
7337 East Doubletree Ranch Rd.                                                         LLC(2) (July 2000 - Present) and Chief
Scottsdale, Arizona 85258                                                              Investment Risk Officer (January 2003 -
Date of Birth:  05/14/1950                                                             Present). Formerly, Chief Investment
                                                                                       Officer of the International Portfolios,
                                                                                       ING Investments, LLC(2) (August 2000 -
                                                                                       January 2003); and Chief Executive
                                                                                       Officer, ING Investments, LLC(2) (August
                                                                                       1996 - August 2000).

MICHAEL J. ROLAND                Executive Vice President   February 2002 - Present    Executive Vice President, Chief Financial
7337 East Doubletree Ranch Rd.   and Assistant Secretary                               Officer and Treasurer (December 2001 -
Scottsdale, Arizona 85258                                                              Present) and Chief Compliance Officer
Date of Birth:  05/30/1958       Chief Financial Officer    January 2000 - Present     (October 2004 - Present), ING Investments,
                                                                                       LLC(2). Formerly, Senior Vice President, ING
                                                                                       Investments, LLC(2) (June 1998 - December
                                                                                       2001).

JOSEPH M. O'DONNELL              Chief Compliance Officer   November 2004 - Present    Chief Compliance Officer of the ING
7337 East Doubletree Ranch Rd.                                                         Funds (November 2004 - Present).
Scottsdale, Arizona 85258                                                              Formerly, Vice President, Chief
Date of Birth: 11/13/1954                                                              Legal Counsel, Chief Compliance
                                                                                       Officer and Secretary of Atlas
                                                                                       Securities, Inc., Atlas Advisers,
                                                                                       Inc. and Atlas Funds (October 2001 -
                                                                                       October 1004); and Chief Operating
                                                                                       Officer and General Counsel of
                                                                                       Matthews International Capital
                                                                                       Management LLC and Vice President
                                                                                       and Secretary of Matthews
                                                                                       International Funds (August 1999 -
                                                                                       May 2001).

ROBERT S. NAKA                   Senior Vice President and  January 2000 - Present     Senior Vice President and Assistant
7337 East Doubletree Ranch Rd.   Assistant Secretary                                   Secretary, ING Funds Services, LLC(3)
Scottsdale, Arizona 85258                                                              (October 2001 - Present). Formerly, Senior
Date of Birth:  06/17/1963                                                             Vice President, ING Funds Services, LLC (3)
                                                                                       (August 1999 - October 2001).

                                POSITIONS HELD WITH THE    TERM OF OFFICE AND LENGTH         PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE                    FUND                OF TIME SERVED (1)(2)          DURING THE LAST FIVE YEARS
---------------------           -----------------------    --------------------------       --------------------------
ROBYN L. ICHILOV                Vice President             July 2000 - Present        Vice President, ING Funds Services,
7337 East Doubletree Ranch Rd.                                                        LLC(3) (October 2001 - Present) and
Scottsdale, Arizona 85258                                                             ING Investments, LLC(2) (August 1997 -
Date of Birth:  09/25/1967                                                            Present).

KIMBERLY A. ANDERSON            Senior Vice President      November 2003 - Present    Senior Vice President, ING Investments,
7337 East Doubletree Ranch Rd.                                                        LLC(2) (October 2003 - Present). Formerly,
Scottsdale, Arizona 85258                                                             Vice President and Assistant Secretary,
Date of Birth:  07/25/1964                                                            ING Investments, LLC(2) (October 2001 -
                                                                                      October 2003); and Assistant Vice
                                                                                      President, ING Funds Services, LLC(3)
                                                                                      (November 1999 - January 2001).

LAUREN D. BENSINGER             Vice President             February 2003 - Present    Vice President and Chief Compliance
7337 East Doubletree Ranch Rd.                                                        Officer, ING Funds Distributor, LLC(4)
Scottsdale, Arizona 85258                                                             (July 1995 - Present); Vice
Date of Birth:  02/06/1954                                                            President (February 1996 - Present)
                                                                                      and Chief Compliance Officer
                                                                                      (October 2001 - October 2004), ING
                                                                                      Investments, LLC(2).

TODD MODIC                      Vice President             August 2003 - Present      Vice President of Financial Reporting,
7337 East Doubletree Ranch Rd.                                                        Fund Accounting of ING Fund Services, LLC(3)
Scottsdale, Arizona 85258                                                             (September 2002 - Present). Formerly,
Date of Birth:  11/03/1967                                                            Director of Financial Reporting, ING
                                                                                      Investments, LLC(2) (March 2001 - September
                                                                                      2002); Director of Financial Reporting,
                                                                                      Axient Communications, Inc. (May 2000 -
                                                                                      January 2001); and Director of Finance,
                                                                                      Rural/Metro Corporation (March 1995 - May
                                                                                      2000).

MARIA M. ANDERSON               Vice President             August 2001 - Present      Vice President, ING Funds Services,
7337 East Doubletree Ranch Rd.                                                        LLC(3) (September 2004 - Present).
Scottsdale, Arizona 85258                                                             Formerly, Assistant Vice President,
Date of Birth:  05/29/1958                                                            ING Funds Services, LLC(3) (October
                                                                                      2001 - September 2004); and Manager
                                                                                      of Fund Accounting and Fund
                                                                                      Compliance, ING Investments, LLC(2)
                                                                                      (September 1999 - October 2001).

SUSAN P. KINENS                 Assistant Vice President   February 2003 - Present    Assistant Vice President, ING Funds
7337 East Doubletree Ranch Rd.                                                        Services, LLC(3) (December 2002 - Present);
Scottsdale, Arizona 85258                                                             and has held various other positions with
Date of Birth:  12/31/1976                                                            ING Funds Services, LLC(3) for more than the
                                                                                      last five years

KIMBERLY K. PALMER              Assistant Vice President   September 2004 - Present   Assistant Vice President, ING Funds
7337 East Doubletree Ranch Rd.                                                        Services, LLC(3) (August 2004 -
Scottsdale, Arizona 85258                                                             Present). Formerly, Manager,
Date of Birth:  05/04/1957                                                            Registration Statements, ING Funds
                                                                                      Services, LLC(3) (May 2003 - August
                                                                                      2004); Associate Partner, AMVESCAP
                                                                                      PLC (October 2000 - May 2003); and
                                                                                      Director of Federal Filings and Blue
                                                                                      Sky Filings, INVESCO Funds Group,
                                                                                      Inc. (March 1994 - May 2003).

HUEY P. FALGOUT, JR.            Secretary                  August 2003 - Present      Chief Counsel, ING Americas, U.S. Legal
                                                                                      Services (September 2003 -

                                POSITIONS HELD WITH THE    TERM OF OFFICE AND LENGTH         PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE                    FUND                OF TIME SERVED (1)(2)          DURING THE LAST FIVE YEARS
---------------------           -----------------------    --------------------------       --------------------------
7337 East Doubletree Ranch Rd.                                                        Formerly, Counsel, ING Americas, U.S.
Scottsdale, Arizona 85258                                                             Present); Legal Services (November 2002 -
Date of Birth:  11/15/1963                                                            September 2003); and Associate General
                                                                                      Counsel, AIG American General (January 1999
                                                                                      - November 2002).

THERESA K. KELETY               Assistant Secretary        August 2003 - Present      Counsel, ING Americas, U.S. Legal Services
7337 East Doubletree Ranch Rd.                                                        (April 2003 - Present); Senior Associate
Scottsdale, Arizona 85258                                                             with Shearman & Sterling (February 2000 -
Date of Birth: 02/28/1963                                                             April 2003); and Associate with Sutherland
                                                                                      Asbill & Brennan (1996 - February 2000).

ROBIN R. NESBITT                Assistant Secretary        September 2004 - Present   Supervisor, Board Operations, ING Funds
7337 East Doubletree Ranch Rd.                                                        Services, LLC(3) (August 2003 - Present).
Scottsdale, Arizona 85258                                                             Formerly, Senior Legal Analyst, ING Funds
Date of Birth:  09/30/73                                                              Services, LLC(3) (August 2002 - August
                                                                                      2003); Associate, PricewaterhouseCoopers
                                                                                      (January 2001 - August 2001); and
                                                                                      Paralegal, McManis, Faulkner & Morgan (May
                                                                                      2000 - December 2000).



(1) The officers hold office until the next annual meeting of the Trustees and until their successors shall have been elected and qualified.



(2) ING Investments, LLC was previously named ING Pilgrim Investments, LLC. ING Pilgrim Investments, LLC is the sucessor in interest to ING Pilgirm Investments, Inc., which was previously known as Pilgrim Investments, Inc. and before that was known as Pilgrim America Investments, Inc.



(3) ING Funds Services, LLC was previously named ING Pilgrim Group, LLC. ING Pilgrim Group, LLC is the sucessor in interest to ING Pilgirm Group, Inc., which was previously known as Pilgrim Group, Inc. and before that was known as Pilgrim America Group, Inc.



(4) ING Funds Distributor, LLC is the sucessor in interest to ING Funds Distributor, Inc., which was previously known as ING Pilgrim Securities, Inc., and before that was known as Pilgrim Securities, Inc., and before that was known as Pilgrim America Securities, Inc.

STANDING COMMITTEES OF THE FUND

            The Board governs each Portfolio and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who oversee the Portfolios' activities, review contractual arrangements with companies that provide services to each Portfolio, and review each Portfolio's performance.

FREQUENCY OF BOARD MEETINGS


                  The Board currently conducts regular meetings six (6) times a year. The Audit, Valuation and Proxy Voting, and Investment Review Committees also meet regularly four (4) times per year, respectively, and the remaining Committees meet as needed. In addition, the Board or the Committees may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting.


            Committees


            An Executive Committee of the Board was formed in order to act on behalf of the full Board between meetings when necessary. The Executive Committee currently consists of two Independent Trustees and two Trustees who are "interested persons," as defined in the 1940 Act, of the Fund The following Trustees serve as members of the Executive Committee: Messrs. Turner, McInerney, May and Patton. Mr. Patton serves as Chairman of the Committee. The Executive Committee held ____ (____) meetings during the fiscal year ended December 31, 2004.



            The Board has an Audit Committee whose function is to meet with the independent registered public accountants of the Fund to review the scope of the Fund's audit, its financial statements and interim accounting controls, and to meet with management concerning these matters, among other things. The Audit Committee currently consists of four Independent
      Trustees: Messrs. Earley, Kenny, Vincent and Putnam. Mr. Earley serves as Chairman of the Committee. The Audit Committee held ____ (___) meetings during the fiscal year ended December 31, 2004.



            The Board has formed a Valuation and Proxy Voting Committee (formerly, the Valuation Committee) whose functions include, among others, reviewing the determination of the value of securities held by the Portfolios for which market quotations are not available and overseeing management's administration of proxy voting. The Committee currently consists of five Independent Trustees: Dr. Gitenstein and Messrs. May, Patton, Boyer and Wedemeyer. Mr. May serves as Chairman of the Committee. The Valuation and Proxy Voting Committee held ____(___) meetings during the fiscal year ended December 31, 2004.



            The Board has established a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board. The Nominating Committee operates pursuant to a Charter approved by the Board. In evaluating candidates, the Nominating Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met. Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.



            The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees. A shareholder nominee for trustee should be submitted in writing to the Portfolios' Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nominations as trustee: such individual's written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

            The Secretary shall submit all nominations received in a timely manner to the Nominating Committee. To be timely in connection with a shareholder meeting to elect trustees, any such submission must be delivered to the Portfolios' Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either the disclosure in a press release or in a document publicly filed by the Portfolios with the SEC.



            The Nominating Committee consists of four Independent Trustees: Dr. Gitenstein and Messrs. Kenny, May and Wedemeyer. Dr. Gitenstein serves as Chairman of the Committee. During the fiscal year ended December 31, 2004, the Nominating Committee held ___ (___) meeting.



            The Board has established an Investment Review Committee to monitor the investment performance of the Portfolios and make recommendations to the Board with respect to the Portfolios. The Investment Review Committee for the domestic equity funds currently consists of four Independent Trustees and one Trustee who is an "interested person," as defined in the 1940 Act of the Fund: Messrs. Kenny, Putnam, Earley, Turner and Vincent. Mr. Vincent serves as Chairman of the Investment Review Committee. The Investment Review Committee for the domestic equity funds held ____ (___) meetings during the fiscal year ended December 31, 2004. The Investment Review Committee for the international and fixed income funds currently consists of five Independent Trustees and one Trustee who is an "interested person" as defined in the 1940 Act: Dr. Gitenstein and Messrs. Patton, May, Boyer, McInerney and Wedemeyer. Mr. Wedemeyer serves as Chairman of the Investment Review Committee. The Investment Review Committee held ___ (___) meetings during the fiscal year ended December 31, 2004.



            The Board has established a Compliance Committee for the purpose of coordinating activities between the Board and the Chief Compliance Officer ("CCO") of the Portfolios. The Compliance Committee facilitates the information flow among Board members and the CCO between Board meetings; works with the CCO and management to identify the types of reports to be submitted by the CCO to the Compliance Committee and the Board; coordinates CCO oversight activities with other ING Fund boards; and makes recommendations regarding the role, performance and oversight of the CCO. The Compliance Committee currently consists of three Independent Trustees:
      Messrs. Boyer, Earley and Patton. Mr. Boyer serves as Chairman of the Committee. The Compliance Committee held ____ (____) meeting during the fiscal year ended December 31, 2004.



            The Board established a Contracts Committee in the fourth quarter of 2004. The Contracts Committee's primary function is to review all investment advisory, sub-advisory and all annually renewable agreements, as well as make recommendations to the Board regarding the continuation of existing contractual relationships. The Contracts Committee is also responsible for recommending new contracts when additional funds are established or there is a change in an advisory relationship. The Contracts Committee operates pursuant to a Charter approved by the Board. The Contracts Committee currently consists of five Independent Trustees:
      Messrs. Boyer, May, Patton, Vincent and Wedemeyer. Mr. Vincent serves as Chairman of the Committee. The Contracts Committee held ___ ( ) meetings during the fiscal year ended December 31, 2004.


TRUSTEE OWNERSHIP OF SECURITIES


                  In order to further align the interests of the Independent Trustees with shareholders, it is the policy of the Board for the Independent Trustees to own, beneficially, shares of one or more funds in the ING Family of Funds at all times ("Policy"). For this purpose, beneficial ownership of fund shares includes ownership of a variable annuity contract or a variable life insurance policy whose proceeds are invested in a fund.


            Under this Policy, the initial value of investments in the ING Family of Funds that are beneficially owned by a Trustee must equal at least $50,000. Existing Trustees shall have a reasonable amount of time from the date of adoption of this Policy in order to satisfy the foregoing requirements. A new Trustee shall satisfy the foregoing requirements within a reasonable amount of time of becoming a Trustee. A decline in the value of any Fund investments will not cause a Trustee to have to make any additional investments under this Policy.


            Set forth below is the dollar range of equity securities owned by each Trustee as of December 31, 2004:



                                                      AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES
                          DOLLAR RANGE OF EQUITY        IN ALL REGISTERED INVESTMENT COMPANIES
                          SECURITIES IN THE FUND           OVERSEEN BY TRUSTEE IN FAMILY OF
   NAME OF TRUSTEE        AS OF DECEMBER 31, 2004               INVESTMENT COMPANIES
   ---------------        -----------------------     -------------------------------------------
INDEPENDENT TRUSTEES
John V. Boyer (1)
Paul S. Doherty (2)
J. Michael Earley
R. Barbara Gitenstein
Patrick W. Kenny (1)
Walter H. May
Jock Patton
David W. C. Putnam
Blaine E. Rieke (2)
Roger B. Vincent
Richard A. Wedemeyer
TRUSTEES WHO ARE
"INTERESTED PERSONS"

Thomas J. McInerney
John G. Turner


----------


(1) Commenced services as Trustee on January 1, 2005. Prior to January 1, 2005, Messrs. Boyer and Kenny were members of the board of directors of ING Partners, Inc. On January 1, 2005, the ING Partners, Inc. board of directors was unified with the boards of the other Portfolios.



(2)   Retired as Trustee on December 31, 2004.


INDEPENDENT TRUSTEE OWNERSHIP OF SECURITIES


            Set forth in the table below is information regarding each Independent Trustee's (and his or her immediate family members) share ownership in securities of the Fund's Investment Adviser or principal underwriter, and the ownership of securities in an entity controlling, controlled by or under common control with the Investment Adviser or principal underwriter of the Fund (not including registered investment companies) as of December 31, 2004.

                            NAME OF
                           OWNERS AND
                          RELATIONSHIP               TITLE OF      VALUE OF        PERCENTAGE OF
  NAME OF TRUSTEE          TO TRUSTEE     COMPANY     CLASS       SECURITIES           CLASS
  ---------------         ------------    -------    --------     ----------       -------------
John V. Boyer (1)
Paul S. Doherty (2)
J. Michael Earley
R. Barbara Gitenstein
Patrick W. Kenny (1)
Walter H. May
Jock Patton
David W. C. Putnam
Blaine E. Rieke (2)
Roger B. Vincent
Richard A. Wedemeyer



(1) Commenced services as Trustee on January 1, 2005. Prior to January 1, 2005, Messrs. Boyer and Kenny were members of the board of directors of ING Partners, Inc. On January 1, 2005, the ING Partners, Inc. board of directors was unified with the boards of the other ING Funds.



(2)   Retired as Trustee on December 31, 2004.

COMPENSATION OF TRUSTEES


            Each Portfolio pays each Trustee who is not an interested person a pro rata share, as described below, of: (i) an annual retainer of $45,000 (Messrs. Patton, Earley, Vincent, May, Boyer and Dr. Gitenstein, as Chairpersons of committees of the Board, each receives an additional annual retainer of $30,000, $20,000, $15,000, $10,000, $10,000 and $2,500
      (1), respectively); (ii) $7,000 for each in person meeting of the Board (Mr. Patton, as Chairperson of the Board, receives an additional $1,000 for each Board meeting); (iii) $3,000 per attendance of any committee meeting (Chairpersons of committees of the Board receive an additional $1,000 for each committee meeting); (iv) $2,000 per special telephonic meeting; and (v) out-of-pocket expenses. The pro rata share paid by each Portfolio is based on each Portfolio's average net assets as a percentage of the average net assets of all the funds managed by the Investment Adviser or its affiliates, Directed Services, Inc. and ING Life Insurance and Annuity Company, for which the Trustees serve in common as Directors/Trustees.


            The following table sets forth information provided by the Portfolios' investment adviser regarding compensation of Trustees by each Portfolio and other funds managed by ING Investments and its affiliates for the year ended December 31, 2004. Officers of the Portfolios and Trustees who are interested persons of the Trust do not receive any compensation from the Trust or any other funds managed by the Investment Adviser.


----------
(1) The Chairperson for the Nominating Committee is paid on a quarterly basis and only if the Nominating Committee has been active. The compensation per quarter to the Chairperson is $625, which if the Nominating Committee has been active for all four quarters will result in the Chairperson receiving the full annual retainer of $2,500.

                               COMPENSATION TABLE




    NAME OF
    PERSON,
   POSITION                        AGGREGATE COMPENSATION FROM FUND           PENSION OR
   --------                        --------------------------------            RETIREMENT       ESTIMATED       TOTAL COMPENSATION
                                          MONEY                    ASSET    BENEFITS ACCRUED     ANNUAL         FROM REGISTRANT AND
                              STOCK      MARKET       BOND      ALLOCATION   AS PART OF FUND  BENEFITS UPON    FUND COMPLEX PAID TO
                            PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO       EXPENSES      RETIREMENT(1)       TRUSTEES(2 (3)
                            ---------   ---------   ---------   ---------   ----------------  -------------    --------------------
John V. Boyer (4) Trustee

Paul S. Doherty (5)
Trustee

J. Michael Earley
Trustee

R. Barbara Gitenstein
Trustee

Patrick W. Kenny (4)
Trustee

Walter H. May
Trustee

Thomas J. McInerneyTrustee

Jock Patton Trustee

David W.C. Putnam
Trustee





                                   AGGREGATE COMPENSATION FROM FUND           PENSION OR
                                   --------------------------------            RETIREMENT       ESTIMATED       TOTAL COMPENSATION
    NAME OF                               MONEY                    ASSET    BENEFITS ACCRUED     ANNUAL         FROM REGISTRANT AND
    PERSON,                   STOCK      MARKET       BOND      ALLOCATION   AS PART OF FUND  BENEFITS UPON    FUND COMPLEX PAID TO
   POSITION                 PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO       EXPENSES      RETIREMENT(1)       TRUSTEES(2)(3)
   --------                 ---------   ---------   ---------   ---------   ----------------  -------------    --------------------
Blaine E. Rieke (5)
Trustee

John G. Turner(6)
Trustee                                                                                                                     -

Roger B. Vincent(7)
Trustee

Richard A. Wedemeyer(7)
Trustee



(1) The Funds have adopted a retirement policy under which a Trustee who has served as an Independent Trustee for five years or more will be paid by the ING Funds at the time of his or her retirement an amount equal to twice the compensation normally paid to the Independent Trustee for one year of service. The amount reflected is compensation for all Funds in the Complex.



(2) Trustee compensation includes compensation paid by funds that are not discussed in the Prospectus or SAI.



(3) Represents compensation from ____ funds (total in complex as of December 31, 2004). ). Does not include Funds that are a series of ING Partners, Inc.



(4) Commenced services as Trustee on January 1, 2005. Prior to January 1, 2005, Messrs. Boyer and Kenny were members of the board of directors of ING Partners, Inc. On January 1, 2005, the ING Partners, Inc. board of directors was unified with the boards of the other Portfolios. The compensation reflected is that of the fees paid by ING Partners, Inc.



(5)   Retired as Trustee on December 31, 2004.



(6) Represents an "Interested person," as defined in the 1940 Act, of the Company because of the affiliation with ING Groep, N.V., the parent corporation of the Investment Adviser and the Distributor. Officers and Trustees who are interested persons do not receive any compensation from the Funds.



(7) Mr. Wedemeyer and Mr. Vincent were paid $10,000 each in recognition of an extensive time commitment to format a methodology for presenting valuation information to the Board.

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

      On September 1, 2000, ING Groep N.V. acquired ReliaStar. ING Groep N.V. is a global financial institution active in the fields of insurance, banking, and asset management in more than 65 countries, with more than 100,000 employees. On January 17, 1995, ReliaStar acquired USLICO. USLICO was a holding company with two primary subsidiaries: United Services Life Insurance Company (now merged into ReliaStar Life Insurance Company "RL"), of Arlington, Virginia, and Bankers Security Life Insurance Society (now known as ReliaStar Life Insurance Company of New York or "RLNY"), of Woodbury, New York.

      The Fund, consisting of four distinct Portfolios, is an investment vehicle for certain separate accounts of RL and RLNY. At the present time, shares of the Portfolios are sold exclusively to RL and RLNY. The shares serve as the investment medium for variable life insurance policies issued by these companies.


      As of _______, no person owned of record or was known by the Fund to own beneficially 5% or more of any Portfolio's outstanding equity Securities For this purpose "control" means: (i) the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company; (ii) the acknowledgment or assertion by either the controlled or controlling party of the existence of control; or (iii) an adjudication under the terms and conditions of the 1940 Act, which has become final, that control exists.



      As of ______, the Trustees and officers as a group owned less than 1% of each class of each Portfolio's outstanding shares.


                             THE INVESTMENT ADVISER


      The Investment Adviser for the Portfolios is ING Investments, which is registered with the SEC as an investment adviser and serves as an investment adviser to registered investment companies (or series thereof), as well as structured finance vehicles. The Investment Adviser, subject to the authority of the Trustees of the Portfolios, has the overall responsibility for the management of each Portfolio's investment portfolio subject to delegation of certain responsibilities to ING Investment Management Co. ("INGIM" or the "Sub-Adviser").



      On March 1, 2002, the name of the Investment Adviser was changed from "ING Pilgrim Investments, LLC" to "ING Investments, LLC." On February 26, 2001, the name of the Investment Adviser was changed from "ING Pilgrim Investments, Inc." to "ING Pilgrim Investments, LLC." From April 1995 to May 10, 2001, ReliaStar Investment Research, Inc. ("RIRI"), formerly, Washington Square Advisers, Inc., served as investment adviser to the Fund. RIRI is a wholly owned subsidiary of ReliaStar Financial Corp. From April 1988 through April 1995, the adviser for the Fund was Bankers Centennial Management Corp.


      Prior to May 11, 2001, RIRI served as Investment Adviser to the Portfolios and ING Pilgrim Investments, LLC served as Sub-Adviser to the Stock Portfolio and the equity portion of the Asset Allocation Portfolio of the Fund. Prior to October 1, 1999, the Stock Portfolio and the equity portion of the Asset Allocation Portfolio were managed by another sub-adviser.

      ING Investments serves pursuant to an Investment Management Agreement ("Investment Management Agreement") between ING Investments and the Fund. The Investment Management Agreement requires the Investment Adviser to provide, subject to the supervision of the Board, investment advice and investment services to the Portfolios and to furnish advice and recommendations with respect to investment of the Portfolios' assets and the purchase or sale of their portfolio securities. The Investment Adviser also provides investment research and analysis. The Investment Management Agreement provides that the

Investment Adviser is not subject to liability to the Fund for any act or omission in the course of, or connected with, rendering services under the Agreement, except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties under the Agreement.


      After an initial two year term, the Investment Management Agreement continues in effect from year to year so long as such continuance is specifically approved at least annually by (a) the Board or (b) the vote of a "majority" (as defined in the 1940 Act) of the Fund's outstanding shares voting as a single class; provided, that in either event the continuance is also approved by at least a majority of the Board who are not "interested persons" (as defined in the 1940 Act) of the Investment Adviser or Sub-Adviser, as the case may be, by vote cast in person at a meeting called for the purpose of voting on such approval.



      In considering the Investment Management Agreements and Sub-Advisory Agreement, the Board considered a number of factors they believed, in light of the legal advice furnished to them by their independent legal counsel, and their own business judgment, to be relevant.



      In connection with their deliberations, on September 2, 2004, relating to the Fund's current Investment Management Agreement and Sub-Advisory Agreement, if applicable, the Board, including the Independent Trustees, considered information that had been provided by ING Investments and the Sub-Adviser to the Fund that engages them throughout the year at regular Board Meetings, as well as information furnished for a Board meeting held annually to specifically consider such renewals. This information included the following items: (1) FACT sheets for each Portfolio that provide information about the performance and expenses of each Portfolio and its respective peer group, as well as information about each Portfolio's investment portfolio, objective(s) and strategies; (2) 15(c) Methodology Guide that describes how the FACT sheets were prepared, including how benchmarks and peer groups were selected and how profitability was determined; (3) responses to questions provided by legal counsel to the Independent Trustees; (4) copies of each form of investment management and sub-advisory agreement; (5) copies of the Form ADV for the investment manager and sub-adviser to the Fund; (6) financial statements for ING Investments and the sub-adviser to the Fund; and (7) other information relevant to their evaluations.



      The Board was also provided with narrative summaries addressing key factors the Board customarily considers in evaluating the renewal of investment management and sub-advisory agreement, including an analysis for each Portfolio of how performance and fees compare to its selected peer group and designated benchmarks.



      The following paragraphs outline certain of the specific factors that the Board considered, and the conclusions reached, in relation to renewing the Fund's current Investment Management Agreement and in renewing or approving, as applicable, the Fund's Sub-Advisory Agreement.



USLICO SERIES FUND - ASSET ALLOCATION PORTFOLIO



      In its renewal deliberations for the Portfolio, the Board considered, among other factors that (1) the management fee for the Portfolio is below the median and the average management fees of its Selected Peer Group; (2) the expense ratio for the Portfolio is above the median and the average expense ratios of its Selected Peer Group, but within one standard deviation of the average; (3) the Portfolio's performance has shown improvement in comparison to the Selected Peer Group median for all periods reviewed by the Board, and (4) the Investment Adviser has taken action to address Board concerns about the Portfolio's performance.



      After deliberations based on the above-listed factors, among others, the Board recommended the renewal of the Investment Management Agreement and Sub-Advisory Agreement for the Portfolio because, among other considerations,
(1) the management fee for the Portfolio is competitive with that of its Selected Peer Group; (2) the expense ratio of the Portfolio is competitive with that of its Selected Peer Group; (3) the Portfolio's performance has recently improved; and (4) the Board believes it is appropriate to allow the new portfolio managers put in place in early 2003 a reasonable period of time to manage the Portfolio in order to properly evaluate performance.



USLICO SERIES FUND - BOND PORTFOLIO



      In its renewal deliberations for the Portfolio, the Board considered, among other factors that (1) the management fee for the Portfolio is below the median and the average management fees of its Selected Peer Group; (2) the expense ratio for the Portfolio is slightly above the median and the average expense ratios of its Selected Peer Group, but within one standard deviation of the average; (3) the Portfolio underperformed its benchmark index for all periods reviewed by the Board and its Selected Peer Group median for the one- and two-year periods and the most recent quarter; and (4) the Investment Adviser has taken action to address Board concerns about the Portfolio's performance.



      After deliberations based on the above-listed factors the Board recommended the renewal of the Investment Management Agreement and Sub-Advisory Agreement for the Portfolio because, among other considerations, (1) the management fee of the Portfolio is competitive with that of its Selected Peer Group; (2) the expense ratio for the Portfolio is competitive with that of its Selected Peer Group; and (3) the Board believes it is appropriate to allow the new portfolio manager put in place in February 2003 a reasonable period of time to manage the Portfolio in order to properly evaluate performance.



USLICO SERIES FUND - MONEY MARKET PORTFOLIO



      In its renewal deliberations for the Portfolio, the Board considered, among other factors that (1) the management fee for the Portfolio is below the median and the average expense ratios of its Selected Peer Group; (2) the expense ratio for the Portfolio is above the median expense ratio, the average expense ratio, and one standard deviation of the average expense ratio for its Selected Peer Group; (3) the Portfolio underperformed its benchmark index and its Selected Peer Group median for the periods presented; and (4) in March 2003, to address concern's about the Portfolio's underperformance, the portfolio management team was changed.



      In response to input from the Board, the Portfolio's expense limit has been lowered. After deliberations based on the above-listed factors, the Board renewed the Investment Management Agreement and Sub-advisory Agreement for the Portfolio because, among other considerations, (1) the management fee of the Fund is competitive with that of its Selected Peer Group; (2) the lowered expense ratio for the Fund is competitive with that of its Selected Peer Group;
(3) lowering the total expense ratio will have a material positive effect on the relative performance of the Portfolio; and (4) there has been a recent change in management and it is appropriate to allow the new portfolio manager a reasonable period of time to manage the Portfolio in order to properly evaluate performance and the results of the change that has been made.



USLICO SERIES FUND - STOCK PORTFOLIO



      In its renewal deliberations for the Portfolio, the Board considered that
(1) the management fee for the Portfolio is below the median and the average management fees of its Selected Peer Group; (2) the expense ratio for the Portfolio is below the median and the average expense ratios of its Selected Peer Group; (3) the Portfolio underperformed its benchmark index and Selected Peer Group median for the two-, three-, and five-year periods, but outperformed its benchmark index for the most recent quarter and outperformed its Selected Peer Group median for the one-year period and most recent quarter; and (4) the Investment Adviser has taken action to address Board concerns about the Portfolio's performance.



      After deliberations based on the above-listed factors the Board renewed the Investment Management Agreement and Sub-Advisory Agreement for the Portfolio because, among other considerations, (1) the management fee of the Portfolio is competitive with that of its Selected Peer Group; (2) the expense ratio for the Portfolio is competitive with that of its Selected Peer Group; (3) the Portfolio's performance has recently improved; and (4) the Board believes it is appropriate to allow the new portfolio manager put in place in February 2003 a reasonable period of time to manage the Portfolio in order to properly evaluate performance.



            Based on the above deliberations and recommendations for each Portfolio, the Board renewed the Investment Management Agreement and Sub-Advisory Agreement for the Fund.


      The Investment Management Agreement is terminable without penalty with not less than 60 days' notice by the Board or by a vote of the holders of a majority of the Fund's outstanding shares voting as a single class, or upon not less than 60 days' notice by the Investment Adviser. The Investment Management Agreement will terminate automatically in the event of its "assignment" (as defined in the 1940 Act).


      The Fund pays the Investment Adviser for its services under the Investment Management Agreement a fee based in arrears equal to the following as a percentage of the Portfolio's average daily net assets.


SERIES                                          ANNUAL ADVISORY FEE
------                                          -------------------
Stock Portfolio                      0.50% of the first $100 million
                                     0.45% of the assets in excess of $100 million

Bond Portfolio                       0.50% of the first $100 million
                                     0.45% of the assets in excess of $100 million

Asset Allocation Portfolio           0.50% of the first $100 million
                                     0.45% of the assets in excess of $100 million

Money Market Portfolio               0.50% of the first $100 million
                                     0.45% of the assets in excess of $100 million

      The variable life insurance policies for which the Portfolios serve as investment vehicles provide as a contractual requirement that each Portfolio's investment advisory fees cannot exceed on an annual basis 0.25% of the Portfolio's average daily net assets. Each Portfolio's investment advisory fees in excess of 0.25% of the Portfolio's average daily net assets are paid by RL and RLNY.


                                                                2004            2003(1)           2002(2)
                                                            ADVISORY FEES    ADVISORY FEES    ADVISORY FEES
                                                            -------------    -------------    -------------
Stock Portfolio ......................................            $             $58,856           $61,078
Bond Portfolio........................................            $             $15,440           $14,746
Asset Allocation Portfolio                                        $             $61,566           $60,240
Money Market Portfolio................................            $             $31,918           $32,124


(1) Amounts include 0.25% of investment advisory fees paid by RL and RLNY. Net investment advisory fees paid by Stock Portfolio, Bond Portfolio, Asset Allocation Portfolio and Money Market Portfolio were $29,428, $7,720, $30,783 and $15,959, respectively.

(2) Amounts include 0.25% of investment advisory fees paid by RL and RLNY. Net investment advisory fees paid by Stock Portfolio, Bond Portfolio, Asset Allocation Portfolio and Money Market Portfolio were $30,539, $7,373, $30,120 and $16,062 respectively.

                             SUB-ADVISORY AGREEMENT


      The Investment Management Agreement for the ING Funds provides that the Investment Adviser, with the approval of the Trust's Board, may select and employ investment advisers to serve as Sub-Advisers, and shall monitor the Sub-Advisers' investment programs and results, and coordinate the investment activities of the Sub-Advisers to ensure compliance with regulatory restrictions. The Investment Adviser pays all of its expenses arising from the performance of its obligations under the Investment Management Agreement, including all fees payable to the Sub-Advisers, executive salaries and expenses of the Trustees and officers of the Trust who are employees of the Investment Adviser or its affiliates. The Sub-Advisers pay all of their expenses arising from the performance of its obligations under the Sub-Advisory Agreements.


      Subject to the expense reimbursement provisions described in this SAI, other expenses incurred in the operation of the Trust are borne by the Fund, including, without limitation, investment advisory fees; brokerage commissions; interest; legal fees and expenses of attorneys; fees of independent registered public accounting firms, transfer agents and dividend disbursing agents, accounting agents, and custodians; the expense of obtaining quotations for calculating each Portfolio's NAV; taxes, if any, and the preparation of each Portfolio's tax returns; cost of stock certificates and any other expenses (including clerical expenses) of issue, sale, repurchase or redemption of shares; fees and expenses of registering and maintaining the registration of shares of the Fund under federal and state laws and regulations; expenses of printing and distributing reports, notices and proxy materials to existing shareholders; expenses of printing and filing reports and other documents filed with governmental agencies; expenses of annual and special shareholder meetings; expenses of printing and distributing prospectuses and statements of additional information to existing shareholders; fees and expenses of Trustees of the Trust who are not employees of the Investment Adviser or any Sub-Adviser, or their affiliates; membership dues in trade associations; insurance premiums; and extraordinary expenses such as litigation expenses.



      The Sub-Advisory Agreement may be terminated without payment of any penalty by ING Investments, the Sub-Adviser or the Trustees of the Trust on 60 days' prior written notice. Otherwise, after the initial term, the Sub-Advisory Agreement will remain in effect from year to year, subject to the annual approval of the Board, on behalf of the Trust, or the vote of a majority of the outstanding voting securities, and the vote, cast in person at a meeting duly called and held, of a majority of Trustees, on behalf of the Trust who are not parties to this Sub-Advisory Agreement or "interested persons" (as defined in the 1940 Act).



      Pursuant to a Sub-Advisory Agreement dated August 1, 2003 between ING Investments and ING IM, ING IM, formerly known as Aeltus Investment Management, Inc., acts as Sub-Adviser to the Portfolios. In this capacity, ING IM, subject to the supervision and control of the Investment Adviser and the Trustees of the Portfolios, on behalf of the Portfolios, manages each Portfolio's investment portfolio consistently with each Portfolio's investment objective(s), and executes any of the Portfolios' investment policies that it deems appropriate to utilize from time to time. Fees payable under the Sub-Advisory Agreement accrue daily and are paid monthly by the Investment Adviser. ING IM's address is 230 Park Avenue, New York, NY 10169. ING IM is an indirect, wholly-owned subsidiary of ING Groep N.V. and an affiliate of ING Investments.



      Prior to August 1, 2003, the Portfolios were directly managed by the Investment Adviser. ING Investments has undertaken an internal reorganization that, among other things, integrated certain of its portfolio management professionals across the U.S. under a common management structure known as ING Investment Management Americas, which includes ING IM. On August 1, 2003, ING IM became the sub-adviser to the Portfolios. One of the primary purposes of the integration plan is to promote consistently high levels of performance in terms of investment standards, research, policies and procedures in the portfolio management functions related to the Portfolios. As a result of this integration plan the operational and supervisory functions under the Portfolios' Investment Management Agreement where separated from the portfolio management functions related to the Portfolios, with the former continuing to be provided by the Investment Adviser and the latter provided by ING IM. The portfolio management personnel for these Portfolios did not change as a result of this internal reorganization.



      For the following Portfolios as compensation to the Sub-Adviser for its services, the Investment Adviser pays the Sub-Adviser a monthly fee in arrears equal to the following as a percentage of the Portfolio's average daily net assets managed during the month:


SERIES                                  ANNUAL SUB-ADVISORY FEE
------                                  -----------------------
Stock Portfolio                0.2250% of first $100 million of assets
                               0.2025% of assets in excess of $100 million
Bond Portfolio                 0.2250% of first $100 million of assets

SERIES                                  ANNUAL SUB-ADVISORY FEE
------                                  -----------------------
                               0.2025% of assets in excess of $100 million
Asset Allocation Portfolio     0.2250% of first $100 million of assets
                               0.2025% of assets in excess of $100 million
Money Market Portfolio         0.2250% of first $100 million of assets
                               0.2025% of assets in excess of $100 million


                 TOTAL SUB-ADVISORY FEES PAID BY THE INVESTMENT
                     ADVISER DURING THE FISCAL YEAR ENDED:



                                                                      2004                     2003(1)
                                                               SUB-ADVISORY FEES          SUB-ADVISORY FEES
                                                               -----------------          -----------------
Stock Portfolio ......................................                 $                          $12,403
Bond Portfolio........................................                 $                          $ 2,843
Asset Allocation Portfolio............................                 $                          $12,016
Money Market
Portfolio.............................................                 $                          $ 5,925



----------
(1)   Reflects the five-month period from August 1, 2003 to December
      31, 2003. Prior thereto, no sub-advisory fees were paid because the Portfolios were directly managed by ING Investments.



               DISCLOSURE OF THE PORTFOLIOS' PORTFOLIO SECURITIES






      The Portfolios are required to file its complete portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with the Fund's annual and semi-annual reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters.



      In addition, the Portfolios post their complete portfolio holdings schedule on the SEC's website at www.sec.gov on a calendar-quarter basis and is available on the first day of the second month of the next quarter. The complete portfolio holdings schedule is as of the preceding quarter-end (i.e., the Portfolio will post the quarter-ending June 30 holdings on August 1).



      The Portfolios also compile a list composed of its ten largest holdings. ("Top Ten"). This information is produced monthly, and is made available on ING's website, on the tenth day of each month. The Top Ten holdings information is as of the last day of the previous month.



      Investors (both individual and institutional), financial intermediaries that distribute each Portfolio's shares and most third parties may receive the Fund's annual or semi-annual reports, or view on the SEC website, the Portfolios' complete portfolio holdings schedule. The Top Ten lists also is provided in quarterly Portfolio descriptions that are included in the offering materials of variable life insurance products and variable annuity contracts.



      Other than in regulatory filings or on the SEC's website, the Portfolios may provide their complete portfolio holdings to certain unaffiliated third parties and affiliates when the Portfolio has a legitimate business purpose for doing so. Specifically, the Portfolios' disclosure of its portfolio holdings may include disclosure:



      - To the Fund's auditors for use in providing audit opinions;



      - To financial printers for the purpose of preparing Fund regulatory filings;



      - For the purpose of due diligence regarding a merger or acquisition;



      - To a new adviser or sub-adviser prior to the commencement of its management of the Portfolios;



      - To rating agencies and ranking agencies such as Bloomberg, Morningstar, Lipper and Standard & Poor's;

      - To consultants for use in providing asset allocation advice in connection with an investment by affiliated funds-of-funds in the Portfolios;



      - To service providers, such as proxy-voting and class action services providers, on a daily basis, in connection with their providing services benefiting the Portfolios; or



      - To a third party for purposes of effecting in-kind redemptions of securities to facilitate orderly redemption of portfolio assets and minimal impact on remaining Portfolio shareholders.



      In all instances of such disclosure the receiving party, by agreement, is subject to a duty of confidentiality, including a duty not to trade on such information.



      The Board has adopted policies and procedures ("Policies") designed to ensure that disclosure of information regarding the Portfolios' portfolio securities is in the best interests of Portfolios' shareholders, including procedures to address conflicts between the interests of the Portfolios' shareholders, on the one hand, and those of the Portfolios' Investment Adviser, Sub-Adviser, principal underwriter or any affiliated person of the Portfolios, its Investment Adviser, or its principal underwriter, on the other. Such Policies authorize the Portfolios' administrator to implement the Board's policies and direct the administrator to document the expected benefit to shareholders. Among other considerations, the administrator is directed to consider whether such disclosure may create an advantage for the recipient or its affiliates or their clients over that of the Portfolios' shareholders. Similarly, the administrator is directed to consider, among other things, whether the disclosure of portfolio holdings creates a conflict between the interests of shareholders and the interests of the Investment Adviser, Sub-Adviser, principal underwriter and their respective affiliates. The Board has authorized the senior officers of the Portfolios' administrator to authorize the release of the Portfolios' portfolio holdings, as necessary, in conformity with the foregoing principles and to monitor for compliance with the Policies. The Portfolios' administrator reports quarterly to the Board regarding the implementation of the Policies.



      The Portfolios have the following ongoing arrangements with certain third parties to provide the Portfolios' full portfolio holdings:



                                                                                   TIME LAG BETWEEN
                                                                                  DATE OF INFORMATION
                                                                                  AND DATE INFORMATION
PARTY                                            PURPOSE            FREQUENCY            RELEASED
-----                                            -------            ---------     ---------------------
Morningstar, Inc.                         Fund Rating & Ranking      Monthly            None
Lipper                                    Fund Rating & Ranking      Monthly            None
Thomson Financial                         Fund Rating & Ranking      Monthly            None
Standard & Poor's                         Fund Rating & Ranking      Monthly            30-45 days
Institutional Shareholder Services, Inc.  Proxy Voting               Daily              None
                                          & Class Action
                                          Services
Charles River Development                 Compliance                 Daily              None
ING  USA Annuity                          Risk Hedging               Daily              None
and Life Insurance
Company



            All of the arrangements in the table above are subject to the Policies adopted by the Board to ensure such disclosure is for a legitimate business purpose and is in the best interests of the Portfolios and their shareholders. The Board must approve any material change to the Policies. The Policies may not be waived, or exceptions made, without the consent of ING's Legal Department. All waivers and exceptions involving any of the Portfolios will be disclosed to the Board no later than its next regularly scheduled quarterly meeting. No compensation or other consideration may be received by the Portfolios, the Investment Adviser, or any other party in connection with the disclosure of portfolio holdings in accordance with the Policies.



            If a third party requests specific, current information regarding the Portfolios' portfolio holdings, the Portfolios will refer the third party to the latest Top Ten List, the latest regulatory filing or to the SEC's website.


PROXY VOTING PROCEDURES


            The Board has adopted proxy voting procedures and guidelines to govern the voting of proxies relating to the Portfolios' portfolio securities. The procedures and guidelines delegate to the Investment Adviser the authority to vote proxies relating to portfolio securities, and provide a method for responding to potential conflicts of interest. In delegating voting authority to the Investment Adviser, the Board has also approved the Investment Adviser's proxy procedures, which require the Investment Adviser to vote proxies in accordance with the Fund's proxy voting procedures and guidelines. An independent proxy voting service has been retained to assist in the voting of Fund proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. In addition, the Board established the Valuation and Proxy Voting Committee to oversee the implementation of the Fund's proxy voting procedures. A copy of the proxy voting procedure guidelines for the Fund, including procedures of the Investment Adviser, is attached hereto as Appendix C. No later than August 31st of each year, information regarding how the Fund votes proxies relating to portfolio securities for the one-year period ending June 30th is available through the Funds' website (WWW.INGFUNDS.COM) or by accessing the SEC's EDGAR database (WWW.SEC.GOV).


                            ADMINISTRATION AGREEMENT


            ING Funds Services, LLC ("ING Funds Services" or the "Administrator") provides administrative services pursuant to an Administration Agreement (the "Administration Agreement"). Subject to the supervision of the Board, the Administrator provides the overall business management and administrative services necessary to conduct properly the Fund's business, except for those services performed by the Investment Adviser under the Investment Management Agreement, the Sub-Adviser under the Sub-Advisory Agreement, the Custodian for the Fund under the Custodian Agreement, the Transfer Agent under the Transfer Agency Agreement and such other service providers as may be retained by the Fund from time to time. The Administrator acts as liaison among these service providers to the Fund. The Administrator is also responsible for ensuring that the Fund operates in compliance with applicable legal requirements and for monitoring the Investment Adviser for compliance with requirements under applicable law and with the investment policies and restrictions of the Fund and provides office space for the Fund.. The Administrator is an affiliate of the Investment Adviser. Prior to July 26, 2000, RL, successor by merger (on December 31, 1998), to ReliaStar United Services Life Insurance Company ("RUSL") provided administrative, legal and accounting services.


            As compensation, each Portfolio pays ING Funds Services a fee calculated at an annual rate of 0.10% of the Fund's average daily net assets.

            The Administration Agreement is renewable from year to year if the Fund's Trustees (including a majority of the Fund's disinterested Trustees) approve the continuance of the Agreement. ING Funds Services or the Fund may terminate the Administration Agreement on 60 days' written notice to the other party.


            During the fiscal years ended December 31, 2004, 2003 and 2002, ING Funds Services and its predecessor received the following fees for their services under their respective Administration Agreement.

                                                                 2003                     2003                    2002
                                                          ADMINISTRATIVE FEES     ADMINISTRATIVE FEES     ADMINISTRATIVE FEES
                                                          -------------------     -------------------     -------------------
Stock Portfolio ......................................             $                          $11,771                 $12,216
Bond Portfolio........................................             $                          $ 3,088                 $ 2,949
Asset Allocation Portfolio............................             $                          $12,313                 $12,048
Money Market Portfolio................................             $                          $ 6,383                 $ 6,425



                          EXPENSE LIMITATION AGREEMENT



            The Investment Adviser has entered into an expense limitation agreement with the Fund on behalf of the Portfolios. In connection with this agreement, the Investment Adviser will assume certain of the Portfolio's expenses so that the "Other Expenses" of these Portfolios do not exceed 0.65%. Other Expenses means all of the expenses incurred by each Portfolio, but excluding the investment advisory fees described above, interest, taxes, brokerage commissions, other investment-related costs (including without limitation legal fees incurred in connection with the purchase and sale of Fund assets), extraordinary expenses such as litigation, other expenses not incurred in the ordinary course of the Fund's business, and expenses of any counsel or other persons or services retained by the Fund's Trustees who are not "interested persons," as that term is defined in the 1940 Act, of the Investment Adviser.


            Each Portfolio will, at a later date, reimburse the Investment Adviser for Other Expenses assumed by the Investment Adviser during the previous 36 months, but only if annualized cumulative Other Expenses does not exceed the percentage described above. The Investment Adviser will only be reimbursed for expenses assumed after the effective date of the expense limitation agreement.


            The expense limitation agreement provides that these expense limitations shall continue through at least May 1, 2006. The expense limitations are contractual and shall renew automatically for one-year terms unless the Investment Adviser provides written notice of the termination of the agreement to the Independent Chairman of the Board within at least 90 days prior to the end of the then-current term or upon termination of the Investment Management Agreement. The expense limitation agreement also may be terminated by the Fund, without payment of any penalty, upon 90 days' prior written notice to the Adviser at its principal place of business.



            Effective January 1, 2005, pursuant to a side agreement, ING Investments has lowered the limit on "Other Expenses" for the Money Market Portfolio to 0.45% through at least December 31, 2005. There is no guarantee the agreement will continue after that date. The side agreement will only renew if ING Investments elects to renew it. If after December 31, 2005, the ING Investments elects not to renew the side agreement, the limit on "Other Expenses" will revert to the limitation under the Portfolio's current expense limitation agreement of 0.65%. Any fees waived pursuant to the side agreement shall not be eligible for recoupment.



                          DISTRIBUTION OF FUND SHARES



            Shares of the Portfolios are distributed by ING Funds Distributor, LLC. ("ING Funds Distributor" or "Distributor") pursuant to a Distribution Agreement between the Fund and the Distributor. The Distribution Agreement requires the Distributor to use its best efforts on a continuing basis to solicit purchases of shares of each Portfolio. The Fund and the Distributor have agreed to indemnify each other against certain liabilities. The Distribution Agreement will remain in effect for two years, after an initial term, and from year to year thereafter only if its continuance is approved annually by a majority of the Board of Trustees who are not parties to such agreement or interested persons (as defined in the 1940 Act) of any such party and must be approved either by votes of a majority of the Board of Trustees or a majority of the outstanding voting securities of a Portfolio. See the Prospectus for information on how to purchase and sell shares of the Portfolios. The Distributor, like the Investment Adviser, is an indirect, wholly- owned indirect subsidiary of ING Groep N.V. The former distributor for the Portfolios was Washington Square Securities, Inc.

            Policy owners do not deal directly with the Fund with respect to the purchase, redemption, or exchange of shares of a Portfolio, and should refer to the prospectus for the Policy for information on allocation of premiums and on transfers of account value among divisions of the insurance company separate accounts that invest in the Portfolios. If you invest in the Fund through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for the purchase and sale of Portfolio shares.

            The Fund reserves the right to discontinue offering shares of one or more Portfolios at any time.

SUSPENSION OF REDEMPTIONS


            The Fund may suspend the right of redemption of shares of any Portfolio for any period: (i) during which the New York Stock Exchange is closed other than customary weekend and holiday closings or during which trading on the New York Stock Exchange is restricted; (ii) when the SEC determines that a state of emergency exists which may make payment or transfer not reasonable practicable; (iii) as the SEC may by order permit for the protection of the security holder of the Fund; or (iv) at any other time when the Fund may, under applicable laws and regulations, suspend payment on the redemption of its shares.


                           PARTICIPATION ARRANGEMENTS


            In addition to paying fees under the Distribution Plan, the Investment Adviser or Distributor, out of its own resources, may pay additional payments to insurance companies that offer variable life and variable annuity contracts ("variable contracts") for which the Portfolios serve as an underlying investment option. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolios by those companies. The Portfolios' Investment Adviser and Distributor may pay this compensation for administrative, record keeping or other services that insurance companies provide to the Portfolios. These payments may also provide incentive for insurance companies to make each Portfolio available through the variable contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolio. These additional payments are not disclosed in the Portfolios' Expense Table in the Prospectus. The Investment Adviser and Distributor do not receive any separate fees from the Fund for making these payments.


            More particularly, the Investment Adviser or Distributor may enter into participation or service agreements with insurance companies under which they make payments for administrative and other services provided to contract holders who have selected a Portfolio as an investment option under their variable contract or for the provision of services to qualified plan participants. Certain Portfolios may enter into such participation or service arrangements with non-affiliated insurance companies under which it pays for administrative services, such as providing information about the Portfolios, responding to contract owner or investor questions, and transmitting updated prospectuses and other communications to shareholders.


            The insurance companies through which investors hold shares of the Portfolios also may pay fees to third parties in connection with distribution of variable contracts and for services provided to contract owners and/or qualified plan participants. Neither the Portfolios, the Investment Adviser, nor the Distributor is a party to these arrangements. Investors should consult the prospectuses and statement of additional information for their variable contracts for a discussion of these payments.





                      PORTFOLIO TRANSACTIONS AND BROKERAGE

BROKERAGE AND RESEARCH SERVICES

            There is generally no stated commission in the case of fixed-income securities, which are traded in the over-the-counter markets, but the price paid by the Portfolio usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer. Transactions on national stock exchanges and other agency transactions involve the payment of the Fund of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction.


            The Investment Management Agreement or Sub-Advisory Agreement authorize the Investment Adviser or Sub-Adviser to select the brokers or dealers that will execute the purchase and sale of investment securities for the Fund. In all purchases and sales of securities for the portfolio of the Fund, the primary consideration is to obtain the most favorable execution available. Pursuant to the Investment Management Agreement or Sub-Advisory Agreement, the Investment Adviser or Sub-Adviser determines, subject to the instructions of and review by the Board, which securities are to be purchased and sold by the Portfolio and which brokers are to be eligible to execute portfolio transaction of the Fund. Purchases and sales of securities in the over-the-counter market will generally be executed directly with a "market-maker," unless in the opinion of the Investment Adviser or Sub-Adviser, a better price and execution can otherwise be obtained by using a broker for the transaction.



            In placing portfolio transactions, the Investment Adviser or Sub-Adviser will use its best efforts to choose a broker capable of providing the brokerage services necessary to obtain the most favorable execution available. The full range and quality of brokerage services available will be considered in making these determinations, such as the size of order, the difficulty of execution, the operational facilities of the firm involved, capital commitment, the firm's risk in positioning a block of securities, and other factors. The Adviser or Sub-Adviser may select broker-dealers (subject to obtaining best execution of each transaction) that participate in commission recapture programs that have been established for the benefit of the Portfolios. Under these programs, the participating broker-dealers will return to a Portfolio a portion of the brokerage commissions (in the form of a credit to the Portfolio) paid to the broker-dealers to pay certain expenses of the Fund. These commission recapture payments benefit the Portfolios, and not the Investment Adviser or Sub-Adviser.



            In selecting a broker-dealer, the Investment Adviser or Sub-Adviser will seek to obtain the most favorable commission rate available from brokers that are believed to be capable of providing efficient execution and handling of the orders. The Investment Adviser or the Sub-Adviser may also take into account the quality of research and related services that can be provided by a broker-dealer, provided that the Investment Adviser or Sub-Adviser makes a good faith determination that the broker commission paid by the Funds are reasonable in light of the research and other products and services the broker-dealer provides. As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Investment Adviser or Sub-Adviser may cause a Portfolio to pay a broker-dealer, which provides "brokerage and research services" (as defined in the 1934 Act) to the Investment Adviser or Sub-Adviser, commissions for effecting a securities transaction for the Portfolio in excess of the commission which another broker-dealer would have charged for effecting that transaction.



            For many years, it has been a common practice investment manager to receive research services from broker-dealers that execute portfolio transactions for the clients of the managers. This research can assist an investment manager in rendering services to its clients. These services may include, but are not limited to, general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities, financial data on a company or companies, performance measuring services, stock price quotation services, computerized historical financial databases and equipment to retrieve such data, credit rating services, brokerage analysts earning estimates, computerized links to current market data, hardware and software dedicated to research, and portfolio modeling. Consistent with this practice, the Investment Adviser or Sub-Adviser may receive research services from broker-dealers with which the Investment Adviser or Sub-Adviser places a Portfolio's securities transactions. Some of the research services received may be of indeterminable value. In some cases, the research services may also be purchased for cash, and the Investment Adviser or Sub-Adviser does not bear the expense of these services if provided by a broker-dealer that executes trades for a Portfolio, and the advisory fee paid to the Investment Adviser or sub-advisory fee paid to the Sub-Adviser is not reduced because of the receipt of research services received in this fashion. Some of the services may be of value to the Investment Adviser or the Sub-Adviser in advising a Portfolio and other clients, although not all of the research services received by the Investment Adviser or Sub-Adviser will necessarily be useful and of value in managing a particular Portfolio. The availability of research services from a broker-dealer may influence the selection of a broker-dealer by the Investment Adviser or Sub-Adviser for the execution of securities transactions for a Portfolio. In addition, in negotiating commissions with a broker, the Fund may therefore pay a higher commission than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission has been determined in good faith by the Investment Adviser or Sub-Adviser to be reasonable in relation to the value of the brokerage and research services provided by such broker-dealer.



            Portfolio transactions may be executed by brokers affiliated with the ING Groep N.V. or the Investment Adviser or Sub-Adviser, so long as the commission paid to the affiliated broker is reasonable and fair compared to the commission that would be charged by an unaffiliated broker in a comparable transaction. The placement of portfolio brokerage with broker-dealers who have sold shares of a Fund is subject to rules adopted by the National Association of Securities Dealers, Inc. ("NASD").



            Purchases of securities for a Portfolio also may be made directly from issuers or from underwriters. Purchase and sale transactions may be effected through dealers which specialize in the types of securities which a Portfolio will be holding. Dealers and underwriters usually act as principals for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter which has provided such research or other services as mentioned above.



            Some securities considered for investment by a Portfolio may also be appropriate for other clients served by that Portfolio's Investment Adviser or Sub-Adviser. If the purchase or sale of securities consistent with the investment policies of a Portfolio and one or more of these other clients serviced by the Investment Adviser or Sub-Adviser is considered at or about the same time, transactions in such securities will be allocated among the Portfolio and the Investment Adviser's or Sub-Adviser's other clients in a manner deemed fair and reasonable by the Investment Adviser or Sub-Adviser. Although there is no specified formula for allocating such transactions, the various allocation methods used by the Investment Adviser or Sub-Adviser, and the results of such allocations, are subject to periodic review by the Board. To the extent any of the ING Funds seek to acquire the same security at the same time, both Funds may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price for such security. It is recognized that in some cases, this system could have a detrimental effect on the price or value of the security.



            Purchases and sales of fixed income securities will usually be principal transactions. Such securities often will be purchased or sold from or to dealers serving as market makers for the securities at a net price. Each Portfolio may also purchase such securities in underwritten offerings and will, on occasion, purchase securities directly from the issuer. Generally, fixed income securities are traded on a net basis and do not involve brokerage commissions. The cost of executing fixed income securities transactions consists primarily of dealer spreads and underwriting commissions.



            In purchasing and selling fixed income securities, it is the policy of each Portfolio to obtain the best results, while taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors, such as the dealer's risk in positioning the securities involved. While the Investment Adviser or Sub-Adviser generally seeks reasonably competitive spreads or commissions, the Portfolios will not necessarily pay the lowest spread or commission available.

            The Fund paid aggregate brokerage commissions of $______, $_______ and $_____, for the three years ended December 31, 2004, 2003 and 2002, respectively. During the fiscal years ended December 31, 2004 and 2003, of the total commissions paid, the Fund received $____ and $19,384, respectively, by firms which provided research, statistical or other services to the Investment Adviser. The ____ in brokerage commissions paid by the Fund in 2004 is due to a ______ in the trading activity in the Fund.



            During the fiscal years ended December 31, 2004, 2003 and 2002, _____ of the Portfolios used affiliated brokers to execute portfolio transactions.


PORTFOLIO TURNOVER

            For reporting purposes, the portfolio turnover rate of each Portfolio is calculated by dividing the value of the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of portfolio securities owned by the Portfolio during the fiscal year. In determining such portfolio turnover, long-term U.S. Government securities are included. Short-term U.S. Government securities and all other securities whose maturities at the time of acquisition were one year or less are excluded. A 100% portfolio turnover rate would occur, for example, if all of the Portfolio's securities (other than short-term securities) were replaced once during the fiscal year. The portfolio turnover rate for each Portfolio will vary from year to year, depending on market conditions. Because each Portfolio has a different investment objective, each will have a different expected rate of portfolio turnover. A Portfolio cannot accurately predict turnover rate, however the rate will be higher when a Portfolio finds it necessary to significantly change its portfolio or adopt a temporary defensive position. The portfolio turnover rate will not be a limiting factor when management deems it appropriate to buy or sell securities for a particular Portfolio. A high turnover rate would increase commissions expenses and may involve realization of gains.

            The writing of call options by the Stock and Asset Allocation Portfolios may result in higher turnover than otherwise would be the case and, therefore, greater commission expenses.


            In 2004, the Portfolio turnover rate was:_________________________


            In 2003, the Portfolio turnover rate was: Stock Portfolio 189%; Bond Portfolio 368%; and Asset Allocation Portfolio 210%. Set forth below is a brief description of the turnover rates for certain portfolios in the USLICO series fund.


            BOND PORTFOLIO. With the change of portfolio management teams in 2003, the portfolio was rebalanced in line with the views of the new management team. The change in management and philosophy precipitated an increase in turnover as did the move to increase the diversification in the Portfolio, which had been managed in a more highly concentrated fashion by the prior team.


            EQUITY PORTFOLIO. With the change of portfolio management teams in 2003, the portfolio was rebalanced in line with the views of the new management team. The lower turnover reflects the style of the current management team, which seeks to build a portfolio of names to be held over a longer term investment horizon, looking to avoid short-term market swings.

CODE OF ETHICS


            The Funds, the Investment Adviser, the Sub-Adviser and the Distributor have adopted a Code of Ethics governing personal trading activities of all Trustees, officers of the Funds and persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by each Portfolio or obtain information pertaining to such purchase or sale. The Code of Ethics is intended to prohibit fraud against the Fund that may arise from personal trading of securities that may be purchased or held by the Fund or of Fund shares. The Code of Ethics also prohibits short-term trading of the Fund by persons subject to the Code of Ethics. Personal trading is permitted by such persons subject to certain restrictions; however such persons are generally required to pre-clear all security transactions with the Fund's Compliance Department and to report all transactions on a regular basis. The Sub-Adviser has adopted its own code of ethics to govern the personal trading activities of its personnel.



                                 NET ASSET VALUE



            As noted in the Prospectus, the NAV and offering price of each Portfolio's shares will be determined once daily as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE) during each day on which the NYSE is open for trading. As of the date of this SAI, the NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.



            Portfolio securities listed or traded on a national securities exchange will be valued at the last reported sale price on the valuation day. Securities traded on an exchange for which there has been no sale that day and other securities traded in the over-the-counter market will be valued at the mean between the last reported bid and asked prices on the valuation day. Portfolio securities reported by NASDAQ will be valued at the NASDAQ Official Closing Price on the valuation day. In cases in which securities are traded on more than one exchange, the securities are valued on the exchange that is normally the primary market. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Portfolio would receive if it sold the instrument. See "Net Asset Value" section of the Prospectus. The long-term debt obligations held in a portfolio will be valued at the mean between the most recent bid and asked prices as obtained from one or more dealers that make markets in the securities when over-the counter market quotations are readily available.



            Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) or are deemed unreliable are valued at their fair values as determined in good faith by or under the supervision of the Board, in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its NAV, may also be valued at their fair values as determined in good faith by or under the supervision of the Fund's Board, in accordance with methods that are specifically authorized by the Board. The valuation techniques applied in any specific instance are likely to vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolios related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies' securities.



            The value of the foreign securities traded on exchange outside the United States is generally based on its price on the principal foreign exchange where it trades as of the time the Portfolio determines its NAV or if the foreign exchange closes prior to the time the Portfolio determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the NYSE is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of a Portfolio's NAV may not take place contemporaneously with the determination of the prices of securities held by the Portfolio in foreign securities markets. Further, the value of a Portfolio's assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of the Portfolio. In calculating a Portfolio's NAV, foreign securities in foreign currency are converted to U.S. dollar equivalents.

            If a significant event which is likely to impact the value of one or more foreign securities held by a Portfolio occurs after the time at which the foreign market for such security(ies) closes but before the time that the Portfolio's NAV is calculated on any business day, such event may be taken into account in determining the fair value of such security(ies) at the time the Portfolio calculates its NAV. The Board has adopted procedures under which the fair value of foreign securities may, upon the occurrence of a significant event or if the closing value is deemed unreliable, be determined as of the time a Portfolio calculates its NAV. For these purposes, significant events after the close of trading on a foreign market may include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis, the Board has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities. A research service may use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its NAV, and there can be no assurance that these analyses and/or models will accurately gauge the effect of subsequent events on closing price of a foreign security. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. The fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, the Portfolios are not obligated to use the fair valuations suggested by any research service, and valuations provided by such research services may be overridden if other events have occurred, or if other fair valuations or the closing values are determined in good faith to be more accurate. Unless a market movement has occurred which constitutes a significant event under procedures adopted by the Board or unless closing prices are otherwise deemed unreliable, events affecting the values of portfolio securities that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in a Portfolio's NAV per share.



            Options on securities, currencies, futures and other financial instruments purchased by the Portfolios are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC options.



            The fair value of other assets is added to the value of all securities positions to arrive at the value of a Portfolio's total assets. The Portfolio's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of the Portfolio's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearest cent, is the NAV per share.



            In computing the NAV for a class of shares of a Portfolio, all class-specific liabilities incurred or accrued are deducted from the class' net assets. The resulting net assets are divided by the number of shares of the class outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the NAV per share.



            Orders received by dealers prior to Market Close will be confirmed at the offering price computed as of the close of regular trading on the NYSE provided the order is received by the Transfer Agent prior to the Market Close that same day. It is the responsibility of the dealer to insure that all orders are transmitted timely to the Portfolio. Orders received by dealers after Market Close will be confirmed at the next computed offering price as described in the Prospectus.


THE MONEY MARKET PORTFOLIO

            Pursuant to an exemptive rule of the Securities and Exchange Commission ("Rule"), the Money Market Portfolio's securities are valued by the amortized cost method. This method of valuation involves valuing a security at its cost at the time of purchase and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the security. During periods of declining interest rates, the quoted yield on shares of the Portfolio may tend to be higher than that of a fund or portfolio with identical investments which uses a method of valuation based on market prices and estimates of market prices for all its portfolio securities. Thus, if the use of amortized cost by the Portfolio resulted in lower aggregate portfolio value on a particular day, a prospective investor in the Portfolio would be able to obtain a somewhat higher yield of the purchased shares on that day than he would be able to receive from a fund or portfolio using solely market values. Existing investors in the Portfolio would receive less investment income. The converse is true in a period of rising interest rates.


            The Rule permitting the Portfolio to use the amortized cost method of valuation requires that, under the direction of the Board, certain procedures be adopted to monitor and stabilize the price per share of the Portfolio. Calculations are made to compare the value of its investments valued at amortized cost with market values. Market valuations are obtained by using actual quotations provided by issuers or market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments or U.S. Government securities published by reputable sources at the mean between the bid and asked prices for the instruments. In the event that a deviation of 1/2 of 1% or more exists between the Portfolio's $1.00 per share NAV and the NAV calculated by reference to market quotations, or if there is any other deviation which the Board believes would result in a material dilution of shareholders or purchasers, the Board will promptly consider what action, if any, should be initiated.


            Under the Rule of the Securities and Exchange Commission allowing the Fund to use the amortized cost method of valuation of portfolio securities, the Portfolio must maintain a dollar-weighted average portfolio maturity of 90 days or less. In addition, with certain limited exceptions, the Portfolio cannot invest more than 5% of its assets in the securities of a single issuer (other than government securities). Investments in Second Tier securities in the aggregate must be limited to 5% of the Portfolio's total assets, and investment in a single Second Tier Security cannot exceed the greater of 1% of total assets or $1 million.

            The Portfolio can only invest in instruments having remaining maturities of 397 days or less and can only invest in securities determined by ING Investments to be of high quality with minimal credit risks.

                         CALCULATION OF PERFORMANCE DATA

            The Fund is the successor to the Separate Account I (a Stock Account), Separate Account II (a Money Market Account), Separate Account III (a Bond Account) and Separate Account IV (an Asset Allocation Account) of ReliaStar United Services Life Insurance Company and Separate Account I (a Stock Account), Separate Account II (a Money Market Account), Separate Account III (a Bond Account) and Separate Account IV (an Asset Allocation Account) of RLNY (collectively, the "RUSL and RLNY Separate Accounts"). On April 30, 1988, the investment-related assets and liabilities of the RUSL and RLNY Separate Accounts were transferred to the Stock, Money Market, Bond and Asset Allocation Portfolios of the Fund.

                        THE MONEY MARKET PORTFOLIO YIELD

            To calculate a seven-day yield for the Money Market Portfolio, the Portfolio uses a hypothetical, pre-existing account having a balance of $100 at the beginning of the seven-day period. The net change in the value of the Portfolio during the seven-day period (excluding any realized gains or losses from the sale of securities and unrealized appreciation and depreciation) is divided by the value of the Account at the beginning of the period and then multiplied by 365/7 to obtain the annual yield to the nearest hundredth of one percent. Since the net change in the seven-day value is used, the values reflect the charges made against the Portfolio.

            The seven-day yield does not necessarily represent the future yield of the Money Market Portfolio. Yields fluctuate on a daily basis and reflect quality, length of maturities, rates of return and market conditions for money market investments suitable for this Portfolio.

            A hypothetical example of how we calculate the seven-day yield for the period ending December 31, 2007, assuming the values used are as follows:

(1)   Value on Dec. 24, 2004                                                 $
(2)   Value on Dec. 31, 2004 (exclusive of capital charges)
(3)   Net change: (2) - (1)
(4)   Net change divided by Value on Dec. 24, 2004: (3) divided by (1)
(5)   Seven-day yield annualized (multiplied by 365/7)                       %

                    THE BOND PORTFOLIO, THE STOCK PORTFOLIO,
               THE ASSET ALLOCATION PORTFOLIO - SEC 30 DAY YIELD

            Yield is computed by dividing the net investment income per share deemed earned during the computation period by the maximum offering price per share on the last day of the period according to the following formula:

                            Yield= 2[(a-b/cd+1)(6)-1]

Where:  a  = dividends and interest earned during the period;
        b  = expenses accrued for the period (net of reimbursements);
        c  = the average daily number of shares outstanding during the period that were entitled to receive dividends: and, d = the maximum offering price per share on the last day of the period.


            The SEC 30 day yield for the period ending December 31, 2004 for the Bond Portfolio was ____% and the Asset Allocation Portfolio was, ____%.


             THE STOCK PORTFOLIO, THE BOND PORTFOLIO, AND THE ASSET
               ALLOCATION PORTFOLIO - AVERAGE ANNUAL TOTAL RETURN

            Average Annual Total Return is computed by finding the average annual compounded rates of return over 1, 5, and 10 years that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                        P (1+T) (to the power of n) = ERV

Where:    P  = a hypothetical initial payment of $1,000;
          T  = average annual total return;
          n  = number of years; and,
        ERV = ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of such period.


            This calculation assumes all dividends and capital gain distributions are reinvested at NAV on the appropriate reinvestment dates as described in the Prospectus, and includes all recurring fees, such as investment advisory and management fees, charged as expenses to all shareholder accounts.



            The average annual return for the Stock Portfolio for the one-year, five-year and ten-year period ended December 31, 2004 are ____%, ___% and ____%, respectively. The average annual return for the Bond Portfolio for the one-year, five-year and ten-year period ended December 31, 2004 are __%, _____% and _______%, respectively. The average annual returns for the Asset Allocation Portfolio for the one-year, five-year and ten-year period ended December 31, 2004 are ________%, _____% and _____%, respectively.


            Total returns and yields are based on past results and are not necessarily a prediction of future performance.

                             PERFORMANCE COMPARISONS

            Comparative performance information may be used from time to time in advertising each Portfolio's shares, including data from Lipper Analytical Services, Inc., Morningstar, Inc. and other entities or organizations which track the performance of investment companies. Each Portfolio's performance also may be compared to the performance of its respective Comparison Index, if any, as described in the Prospectus, and, additionally, to the performance of unmanaged indices. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management cost and expenses.

            Quotations of yield or total return for the Fund will not take into account charges or deductions against the Separate Account to which the Fund shares are sold or charges and deductions against the policies issued by RL and RLNY. Performance information for a Portfolio reflects only the performance of a hypothetical investment in the Portfolio during the particular time period on which the calculation is based. Performance information should be considered in light of the Portfolios' investment objectives and policies, characteristics and quality of the Portfolios, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

                                    TAXATION


            The following is a summary of certain United States federal income tax consequences relating to the ownership of shares in a Portfolio by the separate accounts of life insurance companies for the purpose of funding variable insurance policies. Unless otherwise stated, this summary deals only with the status of each Portfolio as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986 , as amended (the "Code") and the application of the diversification rules under section 817(h) of the Code. It does not deal with any other federal, state, local or foreign tax consequences, including the possible effect of leveraged investments or the treatment of hedging devices. It also does not deal with insurance companies that are not domiciled in the United States. This summary is based on the Code, United States Treasury regulations thereunder (the "Treasury Regulations") and administrative and judicial interpretations thereof, as of the date hereof, all of which are subject to change, possibly on a retroactive basis. Any such changes may be applied retroactively in a manner that could cause the tax consequences to vary substantially from the consequences described below, possibly adversely affecting a beneficial owner of the Portfolio.


            Each Portfolio intends to qualify as a RIC under the provisions of Subchapter M of the Code. If a Portfolio qualifies as a RIC and complies with the appropriate provisions of the Code, it will be relieved of federal income tax on the amounts of income it distributes.

            To qualify to be taxed as a RIC, a Portfolio generally must, among other things: (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, and other income (including gains from certain options, futures, and forward contracts) derived with respect to its business of investing in securities or foreign currencies; (b) diversify its holdings so that at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Portfolio 's assets is represented by cash, cash items, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Portfolio 's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other RICs), or of two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses or related trades or businesses; and (c) distribute in each taxable year at least 90% of the sum of its investment company taxable income and its net tax-exempt interest income. If a Portfolio does not meet all of these Code requirements, it will be taxed as an ordinary corporation and its distributions (to the extent of available earnings and profits) will be taxed to shareholders as ordinary income (except to the extent a shareholder is exempt from tax).

            Generally, in order to avoid a 4% nondeductible excise tax, a Portfolio must distribute to its shareholders during the calendar year the following amounts:

         -  98% of the Portfolio's ordinary income for the calendar year;

         - 98% of the Portfolio's capital gain net income (all capital gains, both long-term and short-term, minus all such capital losses), all computed as if the Portfolio were on a taxable year ending October 31 of the year in question and beginning the previous November 1; and

         - any undistributed ordinary income or capital gain net income for the prior year.

            The excise tax generally is inapplicable to any RIC whose sole shareholders are either tax-exempt pension trusts or separate accounts of life insurance companies funding variable contracts. Although the Portfolios believe that they are not subject to the excise tax, they intend to make the distributions required to avoid the imposition of such a tax.

            Each Portfolio also intends to comply with the separate diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder on certain insurance company separate accounts. These requirements, which are in addition to the diversification requirements imposed on the Portfolios by the 1940 Act and Subchapter M of the Code, place certain limitations on assets of each insurance company separate account used to fund variable contracts. Because Section 817(h) and those regulations treat the assets of the Portfolio as assets of the related separate account, these regulations are imposed on the assets of the Portfolio. Specifically, the regulations provide that, after a one year start-up period or except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within 30 days thereafter no more than 55% of the total assets of the Portfolio may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. Government agency and instrumentality is considered a separate issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets is attributable to cash and cash items (including receivables), U.S. Government securities and securities of other regulated investment companies. Failure by a Portfolio to both qualify as a RIC and to satisfy the Section 817(h) requirements would generally cause the variable contracts to lose their favorable tax status and require a contract holder to include in ordinary income any income accrued under the contracts for the current and all prior taxable years. Under certain circumstances described in the applicable Treasury regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction would require a payment to the Internal Revenue Service based on the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied. Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts. Failure by a Portfolio to qualify as a RIC would also subject it to federal and state income taxation on all of its taxable income and gain, whether or not distributed to shareholders.

            The Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a variable contract owner's control of the investments of the separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. To date, the Treasury Department has issued only a few such pronouncements. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. It is not known what standards will be set forth in the regulations or rulings.

            In the event that rules or regulations are adopted, there can be no assurance that a Portfolio will be able to operate as currently described, or that the Portfolio will not have to change its investment objective or investment policies. A Portfolio's investment objective and the investment policies of the Portfolio may be modified as necessary to prevent any such prospective rules and regulations from causing variable contract owners to be considered the owners of the shares of the Portfolio.

            The Portfolios (except for the Money Market Portfolio) may invest in REITs that hold residual interests in real estate mortgage investment conduits ("REMICs"). Under Treasury regulations that have not yet been issued, but when issued may apply retroactively, a portion of a Portfolio's income from a REIT that is attributable to the REIT's residual interest in a REMIC (referred to in the Code as an "excess inclusion") will be subject to U.S. federal income tax in all events. These regulations are also expected to provide that excess inclusion income of a RIC, such as the Portfolios, will be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a 'disqualified organization' (as defined in the Code) is a record holder of a share in a RIC, then the RIC will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest U.S. federal income tax rate imposed on corporations.

            The discussion of "Taxes" in the Prospectus, in conjunction with the foregoing, is a general summary of applicable provisions of the Code and U.S. Treasury Regulations now in effect as currently interpreted by the courts and the Internal Revenue Service. The Code and these Regulations, as well as the current interpretations thereof, may be changed at any time.

            For information concerning the federal income tax consequences to the holders of a Variable Contract, such holders should consult the prospectus for their particular contract.

DISTRIBUTIONS

            Distributions of any new investment income by a Portfolio are taxable to the shareholder as ordinary income. Net capital gains will be treated, to the extent distributed, as long-term capital gains in the hands of the shareholder.

                             ADDITIONAL INFORMATION

CAPITALIZATION AND VOTING RIGHTS.

            The authorized capital of the USLICO Series Fund is an unlimited number of shares of beneficial interest with a par value of $0.001 each. All shares when issued are fully paid, non-assessable, and redeemable. Shares have no preemptive rights. All shares have equal voting, dividend and liquidation rights. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so, and in such event the holders of the remaining shares voting for the election of Trustees will not be able to elect any person or persons to the Board. Generally, there will not be annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Trustees can be removed at a shareholder meeting by the vote of two-thirds of the outstanding shares or without a meeting by a written declaration executed by the holders of not less than two-thirds of the outstanding shares. Except as set forth above and subject to the 1940 Act, the Trustees will continue to hold office and appoint successor Trustees.

            The Board may classify or reclassify any unissued shares into shares of any series by setting or changing in any one or more respects, from time to time, prior to the issuance of such shares, the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends or qualifications of such shares. Any such classification or reclassification will comply with the provisions of the 1940 Act. The Board may create additional series (or classes of series) of shares without shareholder approval. Any series or class of shares may be terminated by the Trustees by written notice to shareholders of such series or class. In accordance with current laws, it is anticipated that an insurance company issuing a Variable Contract that participates in the Trust will request voting instructions from Variable Contract owners and will vote shares or other voting interests in the separate account in proportion to the voting instructions received.

SHAREHOLDER MEETINGS

            The Declaration of Trust does not require that the Fund hold annual or regular meetings of shareholders. Meetings of the Shareholders may be called by the Trustees and held at such times the Trustees may from time to time determine, for the purpose of the elections of Trustees or such other purposes as may be specified by the Trustees.

LIABILITY

            Shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Fund, or Portfolio thereof. The risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the Fund, or Portfolio, itself would be unable to meet its obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund, or Portfolio, and provides that notice of the disclaimer must be given in each agreement, obligation or instrument entered into or executed by the Fund or Trustees. The Declaration of Trust provides for indemnification of any shareholder held personally liable for the obligations of the Fund or Portfolio and also provides for the Fund or Portfolio to reimburse the shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.


            Under the Declaration of Trust, the trustees or officers are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. The Trust provides indemnification to its trustees and officers as authorized by the 1940 Act and the rules and regulations thereunder.



CUSTODIAN



            The cash and securities owned by each of the Portfolios are held by The Bank of New York Company, Inc. (the "Bank of New York") One Wall Street, New York, New York 10286, as Custodian, which takes no part in the decisions relating to the purchase or sale of a Portfolio's portfolio securities.


TRANSFER AGENT

            DST Systems, Inc., P.O. Box 419368, Kansas City, Missouri 64141-6368, has been retained to act as the Fund's transfer agent and dividend disbursing agent.

LEGAL COUNSEL

            Dechert LLP serves as legal counsel to the Fund and the Portfolios. Dechert LLP is located at 1775 I Street, N.W., Washington, D.C. 20006.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



            KPMG LLP serves as an independent registered public accounting firm for the Fund for the current fiscal year and audits the annual financial statements of the Fund, prepares the Fund's federal and state tax returns, and consults with the Fund on matters of accounting and federal and state income taxation. KPMG LLP is located at 99 High Street, Boston, MA 02110.


EXPERTS


            The financial statements incorporated herein by reference from each Portfolio's Annual Report to shareholders for the year ended December 31, 2004 have been audited by KPMG LLP, an independent registered public accounting firm, as stated in their report, which is incorporated herein by reference, and have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

REPORTS TO SHAREHOLDERS


            The fiscal year of the Portfolios ends on December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual report containing financial statements audited by an independent registered public accounting firm will be sent to shareholders each year.


REGISTRATION STATEMENT


            A registration statement has been filed with the SEC under the 1933 Act and the 1940 Act. The Prospectus and this SAI do not contain all of the information set forth in the registration statement, its amendments and exhibits thereto that the Fund has filed with the SEC, Washington, D.C., to all of which reference is hereby made.


                              FINANCIAL STATEMENTS


            The Financial Statements and the independent registered public accounting firm's reports thereon, appearing in the Portfolio's Annual Report for the period ending December 31, 2004, are incorporated by reference into this SAI. Each Portfolio's Annual and Semi-Annual Reports are available upon request and without charge by calling 1-800-992-0180.

                                   APPENDIX A
                  CORPORATE BOND AND COMMERCIAL PAPER RATINGS

      (a) Corporate Bonds: Bonds are rated Aa by Moody's Investors Service, Inc. are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa (Moody's highest rating) they comprise what are generally known as high-grade bonds. Aa bonds are rated lower than Aaa bonds because margins of protection may not be as large as those of Aaa bonds, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than those applicable to Aaa securities. Bonds, which are rated A by Moody's may possess favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest as susceptibility to impairment sometime in the future.

      Moody's Baa rated bonds are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

      Bonds rated AA by Standard & Poor's Corporation are judged by Standard & Poor's to be high-grade obligations and in the majority of instances differ only in small degree from issues rated AAA (Standard & Poor's highest rating). Bonds rated AAA are considered by Standard & Poor's to be the highest-grade obligations and possess the ultimate degree of protection as to principal and interest. With AA bonds, as with AAA bonds, prices move with the long-term money market. Bonds rated A by Standard & Poor's have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

      Standard & Poor's BBB rated bonds, or medium-grade category bonds, are borderline between definitely sound obligations and those where the speculative elements begin to predominate. These bonds have adequate asset coverage and normally are protected by satisfactory earnings. Their susceptibility to changing conditions, particularly depressions, necessitates constant watching. These bonds generally are more responsive to business and trade conditions than to interest rates. This group is the lowest, which qualifies for commercial bank investment.

      (b) Commercial Paper: The ratings Prime-1 and Prime-2 are the two highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: (1) leading market positions in well-established industries; (2) high rates of return on funds employed; (3) conservative capitalization structure with moderate reliance on debt and ample asset protection; (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; (5) well-established access to a range of financial markets and assured sources of alternate liquidity. Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

      Commercial paper rated A-1 or A-2 by Standard & Poor's has the following characteristics: (1) liquidity ratios are adequate to meet cash requirements;
(2) long-term senior debt rating should be A or better, although in some cases BBB credits may be allowed if other factors outweigh the BBB; (3) the issuer should have access to at least two additional channels of borrowing; (4) basic earnings and cash flow should have an upward trend with allowance made for unusual circumstances; and (5) typically the issuer's industry should be well established and the issuer should have a strong position within its industry and the reliability and quality of management should be unquestioned. Issuers rated A are further referred to by use of numbers 1, 2 and 3 to denote relative strength within this highest classification.

                                   APPENDIX B
                          GLOSSARY OF INVESTMENT TERMS

U.S. GOVERNMENT SECURITIES - are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. Securities by the U.S. Government include: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes, and bonds) and (2) federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as GNMA certificates). In these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. Government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full. Securities issued by U.S. Government instrumentalities and certain federal agencies are neither direct obligations of nor guaranteed by the Treasury. However, they involve federal sponsorship in one-way or another: some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, and Federal Home Loan Banks. All of the Portfolios may invest in U.S. Government securities.

MORTGAGE-RELATED SECURITIES - The Bond and Asset Allocation Portfolios may invest in GNMA certificates and FNMA and FHLMC mortgage-backed obligations.

GNMA CERTIFICATES: GNMA certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans on which timely payment of interest and principal is guaranteed by the full faith and credit of the U.S. Government. GNMA certificates differ from typical bonds because principal is repaid monthly over the term of the loan rather than returned in a lump sum at maturity. Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the GNMA certificates typically will be substantially less because the mortgages will be subject to normal principal amortization and may be prepaid prior to maturity. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates.

FNMA AND FHLMC MORTGAGE-BACKED OBLIGATIONS: The Federal National Mortgage Association ("FNMA"), a federally chartered and privately owned corporation, issues pass-through securities representing interests in a pool of conventional mortgage loans. FNMA guarantees the timely payment of principal and interest but this guarantee is not backed by the full faith and credit of the U.S. Government. The Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the United States, issues participation certificates which represent an interest I a pool of conventional mortgage loans. FHLMC guarantees the timely payment of interest and the ultimate collection of principal and maintains reserves to protect holders against losses due to default, but the certificates are not backed by the full faith and credit of the U.S. Government. As is the case with GNMA certificates, the actual maturity of and realized yield on particular FNMA and FHLMC pass-through securities will vary based on the prepayment experience of the underlying pool of mortgages.

RISKS OF MORTGAGE-RELATED SECURITIES: In the case of mortgage pass-through securities such as GNMA certificates or FNMA and FHLMC mortgage-backed obligations, early repayment of principal arising from prepayments of principal on the underlying mortgage loans due to the sale of the underlying property, the refinancing of the loan, or foreclosure may expose a Portfolio to a lower rate of return upon reinvestment of principal. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the mortgage-related security. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the mortgage-related security. Accordingly, it is not possible to accurately predict the average life of a particular pool. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Therefore, the actual maturity and realized yield on pass-through or modified pass-through mortgage-related securities will vary based upon the prepayment experience on the underlying pool of mortgages.

REPURCHASE AGREEMENTS - are agreements by which the Portfolio purchases a security and obtains a simultaneous commitment from the seller (a member bank of the Federal Reserve System or a recognized securities dealer) to repurchase the security at an agreed upon price and date. The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford an opportunity for a Portfolio to maintain liquidity and earn income over periods of time as short as overnight.

The underlying securities on repurchase agreements are ordinarily U.S. Government securities but may be other securities in which the Portfolio might otherwise invest. A Portfolio will enter into repurchase agreements only if they are collateralized fully, in accordance with the provisions of Rule 5b-3 under the 1940 Act. The market value of the collateral, including accrued interest, will equal or exceed the repurchase price, and the collateral will be in the actual or constructive possession of the Portfolio.

A Portfolio will enter only into repurchase agreements that mature in seven days or less. A repurchase agreement subjects a Portfolio to the risk of the ability of the seller to pay the repurchase price on the delivery date; however, the underlying security constitutes the collateral for the seller's obligation. In the event the seller does default, the Portfolio may incur (i) a loss if the value of the collateral declines and (ii) disposition costs in connection with liquidating the collateral. In the event bankruptcy proceedings are commenced with respect to the seller, realization upon the collateral by the Portfolio may be delayed or limited and a loss may be incurred if the collateral securing the repurchase agreement declines in value during the bankruptcy proceedings.

CERTIFICATES OF DEPOSIT - are certificates issued against funds deposited in a bank, are for definite period of time, earn a specified rate of return, and are normally negotiable.

BANKERS' ACCEPTANCES - are short-term credit instruments issued by corporations to finance the import-export transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity. These instruments reflect the obligation of both the bank and drawer to pay the face amount of the instrument at maturity.

COMMERCIAL PAPER - All Portfolios may invest in commercial paper. Commercial paper represents short-term unsecured promissory notes issued by bank holding companies, corporations, and finance companies. The commercial paper purchased by a Portfolio will consist of direct obligations of domestic issuers which, at the time of investment, (i) meet the rating standard for particular Portfolios as specified in the section on Investment Objectives and Policies, or (ii) if not rated, are determined to be of an investment quality comparable to rated commercial paper in which a Portfolio may invest.


CORPORATE DEBT SECURITIES - All Portfolios may invest in corporate debt securities of domestic issuers. The debt securities in which a Portfolio may invest are limited to corporate debt securities (corporate bonds, debentures, notes, and other similar corporate debt instruments) which meet the minimum ratings criteria or other standards set forth for that particular Portfolio, or, if not so rated, are, in the Investment Adviser's opinion, comparable in quality to corporate debt securities in which a Portfolio may invest.


The investment return on corporate debt securities reflects interest earnings and changes in the market value of the security. The market value of corporate debt obligations may be expected to rise and fall inversely with the interest rates generally. There also exists the risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument.

OPTIONS - CALLS - The Stock Portfolio and the Asset Allocation Portfolio may write (i.e., sell) call options ("calls") if (i) after any sale, not more than 25% of that Portfolio's total assets are subject to calls; (ii) the calls are traded on a domestic securities exchange or board of trade; and (iii) the calls are "covered." The option is "covered" if the Portfolio owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount are placed in a segregated account by its custodian) upon conversion or exchange of other securities held by the Portfolio. When the Portfolio writes a call, it receives a premium and agrees to sell the callable securities to a purchaser at a fixed exercise price (which may differ from the market price of the underlying security) regardless of market price changes during the call period. The Portfolio may purchase a call only in a "closing purchase transaction" to terminate its obligation on a call which it has written. For as long as the Portfolio remains obligated as a writer of a call, it forgoes the opportunity to profit from increases in the market price of the underlying security above the call price. The principal objective in writing covered calls is to attempt to attain, through the receipt of premiums from expired calls and net profits, if any, from closing purchase transactions, a greater current return than might be realized by holding the securities without writing calls.

                                   APPENDIX C

                                   ING FUNDS

                     PROXY VOTING PROCEDURES AND GUIDELINES

I.    INTRODUCTION

The following are the Proxy Voting Procedures and Guidelines (the "Procedures and Guidelines") of the ING Funds set forth on EXHIBIT 1 attached hereto and each portfolio or series thereof (each a "Fund" and collectively, the "Funds"). The purpose of these Procedures and Guidelines is to set forth the process by which each Fund will vote proxies related to the equity assets in its investment portfolio (the "portfolio securities"). The Procedures and Guidelines have been approved by the Funds' Boards of Trustees/Directors(1) (each a "Board" and collectively, the "Boards"), including a majority of the independent Trustees/Directors(2) of the Board. These Procedures and Guidelines may be amended only by the Board. The Board shall review these Procedures and Guidelines at its discretion, and make any revisions thereto as deemed appropriate by the Board.

II.   VALUATION AND PROXY VOTING COMMITTEE

The Boards hereby delegate to the Valuation and Proxy Voting Committee of each Board (each a "Committee" and collectively, the "Committees") the authority and responsibility to oversee the implementation of these Procedures and Guidelines, and where applicable, to make determinations on behalf of the Board with respect to the voting of proxies on behalf of each Fund. Furthermore, the Boards hereby delegate to each Committee the authority to review and approve material changes to proxy voting procedures of any Fund's investment adviser (the "Adviser"). The Proxy Voting Procedures of the Adviser (the "Adviser Procedures") are attached hereto as EXHIBIT 2. Any determination regarding the voting of proxies of each Fund that is made by a Committee, or any member thereof, as permitted herein, shall be deemed to be a good faith determination


-----------------

(1) Reference in these Procedures to one or more Funds shall, as applicable, mean those Funds that are under the jurisdiction of the particular Board or Valuation and Proxy Voting Committee at issue. No provision in these Procedures is intended to impose any duty upon the particular Board or Valuation and Proxy Voting Committee with respect to any other Fund.

(2) The independent Trustees/Directors are those Board members who are not "interested persons" of the Funds within the meaning of Section 2(a)(19) the Investment Company Act of 1940.

regarding the voting of proxies by the full Board. Each Committee may rely on the Adviser through the Agent, Proxy Coordinator and/or Proxy Group (as such terms are defined for purposes of the Adviser Procedures) to deal in the first instance with the application of these Procedures and Guidelines. Each Committee shall conduct itself in accordance with its charter.

III.  DELEGATION OF VOTING AUTHORITY

The Board hereby delegates to the Adviser to each Fund the authority and responsibility to vote all proxies with respect to all portfolio securities of the Fund in accordance with then current proxy voting procedures and guidelines that have been approved by the Board. The Board may revoke such delegation with respect to any proxy or proposal, and assume the responsibility of voting any Fund proxy or proxies as it deems appropriate. Non-material amendments to the Procedures and Guidelines may be approved for immediate implementation by the President or Chief Financial Officer of a Fund, subject to ratification at the next regularly scheduled meeting of the Valuation and Proxy Voting Committee.

When a Fund participates in the lending of its securities and the securities are on loan at record date, proxies related to such securities will not be forwarded to the Adviser by the Fund's custodian and therefore will not be voted.

Funds that are "funds-of-funds" will "echo" vote their interests in underlying mutual funds, which may include ING Funds (or portfolios or series thereof) other than those set forth on EXHIBIT 1 attached hereto. This means that, if the fund-of-funds must vote on a proposal with respect to an underlying investment company, the fund-of-funds will vote its interest in that underlying fund in the same proportion all other shareholders in the investment company voted their interests.

A fund that is a "feeder" fund in a master-feeder structure does not echo vote. Rather, it passes votes requested by the underlying master fund to its shareholders. This means that, if the feeder fund is solicited by the master fund, it will request instructions from its own shareholders, either directly or, in the case of an insurance-dedicated Fund, through an insurance product or retirement plan, as to the manner in which to vote its interest in an underlying master fund.

When a Fund is a feeder in a master-feeder structure, proxies for the portfolio securities owned by the master fund will be voted pursuant to the master fund's proxy voting policies and procedures. As such, and except as otherwise noted herein with respect to vote reporting requirements, feeder Funds shall not be subject to these Procedures and Guidelines.

IV.   APPROVAL AND REVIEW OF PROCEDURES

Each Fund's Adviser has adopted proxy voting procedures in connection with the voting of portfolio securities for the Funds as attached hereto in EXHIBIT 2. The Board hereby approves such procedures. All material changes to the Adviser Procedures must be approved by the Board or the Valuation and Proxy Voting Committee prior to implementation; however, the President or Chief Financial Officer of a Fund may make such non-material changes as they deem appropriate, subject to ratification by the Board or the Valuation and Proxy Voting Committee at its next regularly scheduled meeting.

V.    VOTING PROCEDURES AND GUIDELINES

The Guidelines that are set forth in EXHIBIT 3 hereto specify the manner in which the Funds generally will vote with respect to the proposals discussed therein.

Unless otherwise noted, the defined terms used hereafter shall have the same meaning as defined in the Adviser Procedures

      A.    Routine Matters

      The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear "For," "Against," "Withhold" or "Abstain" on a proposal. However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional (as such term is defined for purposes of the Adviser Procedures) recommends a vote contrary to the Guidelines.

      B.    Matters Requiring Case-by-Case Consideration

      The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted "case-by-case" consideration.

      Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

      The Proxy Coordinator will forward the Agent's analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

      The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event quorum requirements cannot be timely met in connection with a voting deadline, it shall be the policy of the Funds to vote in accordance with the Agent's recommendation, unless the Agent's recommendation is deemed to be conflicted as provided for under the Adviser Procedures, in which case no action shall be taken on such matter (i.e., a "Non-Vote").

            1. WITHIN-GUIDELINES VOTES: Votes in Accordance with a Fund's Guidelines and/or, where applicable, Agent Recommendation

            In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner. No Conflicts Report (as such term is defined for purposes of the Adviser Procedures) is required in connection with Within-Guidelines votes.

            2.    NON-VOTES: Votes in Which No Action is Taken

            The Proxy Group may recommend that a Fund refrain from voting under the following circumstances: (1) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.

            Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders' rights are limited, Non-Votes may also occur in connection with a Fund's related inability to timely access ballots or other proxy information in connection with its portfolio securities.

            Non-Votes may also result in certain cases in which the Agent's recommendation has been deemed to be conflicted, as described in V.B. above and V.B.4. below.

            3. OUT-OF-GUIDELINES VOTES: Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent's Recommendation is Conflicted

            If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Procedures and Guidelines are silent, or the Agent's recommendation on a matter requiring case-by-case consideration is deemed to be conflicted as provided for under the Adviser Procedures, the Proxy Coordinator will then request that all members of the Proxy Group, including any members not in attendance at the meeting at which the relevant proxy is being considered, and each Investment Professional participating in the voting process complete a Conflicts Report (as such term is defined for purposes of the Adviser Procedures). As provided for in the Adviser Procedures, the Proxy Coordinator shall be responsible for identifying to Counsel potential conflicts of interest with respect to the Agent.

            If Counsel determines that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will then call a meeting of the Valuation and Proxy Voting Committee(s) and forward to such Committee(s) all information relevant to their review, including the following materials or a summary thereof: the applicable Procedures and Guidelines, the recommendation of the Agent, where applicable, the recommendation of the Investment Professional(s), where applicable, any resources used by the Proxy Group in arriving at its recommendation, the Conflicts Report and any other written materials establishing whether a conflict of interest exists, and findings of Counsel (as such term is defined for purposes of the Adviser Procedures).

            If Counsel determines that there does not appear to be a conflict of interest with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

            4.    Referrals to a Fund's Valuation and Proxy Voting Committee

            A Fund's Valuation and Proxy Voting Committee may consider all recommendations, analysis, research and Conflicts Reports provided to it by the Agent, Proxy Group and/or Investment Professional(s), and any other written materials used to establish whether a conflict of interest exists, in determining how to vote the proxies referred to the Committee. The Committee will instruct the Agent through the Proxy Coordinator how to vote such referred proposals.

            The Proxy Coordinator shall use best efforts to timely refer matters to a Fund's Committee for its consideration. In the event any such matter cannot be timely referred to or considered by the Committee, it shall be the policy of the Funds to vote in accordance with the Agent's recommendation, unless the Agent's recommendation is conflicted on a matter requiring case-by-case consideration, in which case no action shall be taken on such matter (i.e., a "Non-Vote").

            The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund's Committee, all applicable recommendations, analysis, research and Conflicts Reports.

VI.   CONFLICTS OF INTEREST

In all cases in which a vote has not been clearly determined in advance by the Procedures and Guidelines or for which the Proxy Group recommends an Out-of-Guidelines vote, and Counsel has determined that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group, or any Investment Professional participating in the voting process, the proposal shall be referred to the Fund's Committee for determination so that the Adviser shall have no opportunity to vote a Fund's proxy in a situation in which it or the Agent may be deemed to have a conflict of interest. In the event a member of a Fund's Committee believes he/she has a conflict of interest that would preclude him/her from making a voting determination in the best interests of the beneficial owners of the applicable Fund, such Committee member shall so advise the Proxy Coordinator and recuse himself/herself with respect to determinations regarding the relevant proxy.

VII.  REPORTING AND RECORD RETENTION

Annually in August, each Fund that is not a feeder in a master/feeder structure will post its proxy voting record or a link thereto, for the prior one-year period ending on June 30th on the ING Funds website. No proxy voting record will be posted on the ING Funds website for any Fund that is a feeder in a master/feeder structure; however, a cross-reference to that of the master fund's proxy voting record as filed in the SEC's EDGAR database will be posted on the ING Funds website. The proxy voting record for each Fund will also be available in the EDGAR database on the SEC's website.

                                   EXHIBIT 1
                                     TO THE
                                   ING FUNDS
                            PROXY VOTING PROCEDURES

                                ING EQUITY TRUST
                                ING FUNDS TRUST
                           ING INVESTMENT FUNDS, INC.
                              ING INVESTORS TRUST
                              ING MAYFLOWER TRUST
                                ING MUTUAL FUNDS
                               ING PARTNERS, INC.
                              ING PRIME RATE TRUST
                             ING SENIOR INCOME FUND
                          ING VARIABLE INSURANCE TRUST
                          ING VARIABLE PRODUCTS TRUST
                       ING VP EMERGING MARKETS FUND, INC.
                         ING VP NATURAL RESOURCES TRUST
                               USLICO SERIES FUND

                                    EXHIBIT 2
                                     TO THE
                                    ING FUNDS
                             PROXY VOTING PROCEDURES

                              ING INVESTMENTS, LLC,
                             DIRECTED SERVICES, INC.
                                       AND
                     ING LIFE INSURANCE AND ANNUITY COMPANY

                             PROXY VOTING PROCEDURES

I.    INTRODUCTION

ING Investments, LLC, Directed Services, Inc. and ING Life Insurance and Annuity Company (each an "Adviser" and collectively, the "Advisers") are the investment advisers for the registered investment companies and each series or portfolio thereof (each a "Fund" and collectively, the "Funds") comprising the ING family of funds. As such, the Advisers have been delegated the authority to vote proxies with respect to securities for the Funds over which they have day-to-day portfolio management responsibility.

The Advisers will abide by the proxy voting guidelines adopted by a Fund's respective Board of Directors or Trustees (each a "Board" and collectively, the "Boards") with regard to the voting of proxies unless otherwise provided in the proxy voting procedures adopted by a Fund's Board.

In voting proxies, the Advisers are guided by general fiduciary principles. Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives. Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

The following are the Proxy Voting Procedures of ING Investments, LLC, Directed Services, Inc. and ING Life Insurance and Annuity Company (the "Adviser Procedures") with respect to the voting of proxies on behalf of their client Funds as approved by the respective Board of each Fund.

Unless otherwise noted, proxies will be voted in all instances.

II.   ROLES AND RESPONSIBILITIES

      A.    Proxy Coordinator

      The Proxy Coordinator identified in Appendix 1 will assist in the coordination of the voting of each Fund's proxies in accordance with the ING Funds Proxy Voting Procedures and Guidelines (the "Procedures" or "Guidelines" and collectively the "Procedures and Guidelines"). The Proxy Coordinator is authorized to direct the Agent to vote a Fund's proxy in accordance with the Procedures and Guidelines unless the Proxy Coordinator receives a recommendation from an Investment Professional (as described below) to vote contrary to the Procedures and Guidelines. In such event, and in connection with proxy proposals requiring case-by-case consideration, the Proxy Coordinator will call a meeting of the Proxy Group (as described below).

      Responsibilities assigned herein to the Proxy Coordinator, or activities in support thereof, may be performed by such members of the Proxy Group or employees of the Advisers' affiliates as are deemed appropriate by the Proxy Group.

      Unless specified otherwise, information provided to the Proxy Coordinator in connection with duties of the parties described herein shall be deemed delivered to the Advisers.

      B.    Agent

      An independent proxy voting service (the "Agent"), as approved by the Board of each Fund, shall be engaged to assist in the voting of Fund proxies for publicly traded securities through the provision of vote analysis, implementation, recordkeeping and disclosure services. The Agent is Institutional Shareholder Services, Inc. The Agent is responsible for coordinating with the Funds' custodians to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion. To the extent applicable, the Agent is required to vote and/or refer all proxies in accordance with these Adviser Procedures. The Agent will retain a record of all proxy votes handled by the Agent. Such record must reflect all the information required to be disclosed in a Fund's Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act. In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to the Adviser upon request.

      The Agent shall be instructed to vote all proxies in accordance with a Fund's Guidelines, except as otherwise instructed through the Proxy Coordinator by the Adviser's Proxy Group or a Fund's Valuation and Proxy Voting Committee ("Committee").

      The Agent shall be instructed to obtain all proxies from the Funds' custodians and to review each proxy proposal against the Guidelines. The Agent also shall be requested to call the Proxy Coordinator's attention to specific proxy proposals that although governed by the Guidelines appear to involve unusual or controversial issues.

      Subject to the oversight of the Advisers, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services voting to the Advisers, including methods to reasonably ensure that its analysis and recommendations are not influenced by conflict of interest, and shall disclose such controls and policies to the Advisers when and as provided for herein. Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified.

      C.    Proxy Group

      The Adviser shall establish a Proxy Group (the "Group" or "Proxy Group") which shall assist in the review of the Agent's recommendations when a proxy voting issue is referred to the Group through the Proxy Coordinator. The members of the Proxy Group, which may include employees of the Advisers' affiliates, are identified in Appendix 1, as may be amended from time at the Advisers' discretion.

      A minimum of four (4) members of the Proxy Group (or three (3) if one member of the quorum is either the Fund's Chief Investment Risk Officer or Chief Financial Officer) shall constitute a quorum for purposes of taking action at any meeting of the Group. The vote of a simple majority of the members present and voting shall determine any matter submitted to a vote. The Proxy Group may meet in person or by telephone. The Proxy Group also may take action via electronic mail in lieu of a meeting, provided that each Group member has received a copy of any relevant electronic mail transmissions circulated by each other participating Group member prior to voting and provided that the Proxy Coordinator follows the directions of a majority of a quorum (as defined above) responding via electronic mail. For all votes taken in person or by telephone or teleconference, the vote shall be taken outside the presence of any person other than the members of the Proxy Group and such other persons whose attendance may be deemed appropriate by the Proxy Group from time to time in furtherance of its duties or the day-to-day administration of the Funds.

      A meeting of the Proxy Group will be held whenever (1) the Proxy Coordinator receives a recommendation from an Investment Professional to vote a Fund's proxy contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, (2) the Agent has made no recommendation with respect to a vote on a proposal, or (3) a matter requires case-by-case consideration, including those in which the Agent's recommendation is deemed to be conflicted as provided for under these Adviser Procedures.


      For each proposal referred to the Proxy Group, it will review (1) the relevant Procedures and Guidelines, (2) the recommendation of the Agent, if any, (3) the recommendation of the Investment Professional(s), if any, and (4) any other resources that any member of the Proxy Group deems appropriate to aid in a determination of a recommendation.

      If the Proxy Group recommends that a Fund vote in accordance with the Procedures and Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Coordinator to so advise the Agent.

      If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent's recommendation on a matter requiring case-by-case consideration is deemed to be conflicted, it shall follow the procedures for such voting as established by a Fund's Board.

      The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event quorum requirements cannot be timely met in connection with to a voting deadline, the Proxy Coordinator shall follow the procedures for such voting as established by a Fund's Board.

      D.    Investment Professionals

      The Funds' Advisers, sub-advisers and/or portfolio managers (each referred to herein as an "Investment Professional" and collectively, "Investment Professionals") may be asked to submit a recommendation to the Proxy Group regarding the voting of proxies related to the portfolio securities over which they have day-to-day portfolio management responsibility. The Investment Professionals may accompany their recommendation with any other research materials that they deem appropriate.

III.  VOTING PROCEDURES

      A. In all cases, the Adviser shall follow the voting procedures as set forth in the Procedures and Guidelines of the Fund on whose behalf the Adviser is exercising delegated authority to vote.

      B.    Routine Matters

      The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear "For", "Against," "Withhold" or "Abstain" on a proposal. However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional recommends a vote contrary to the Guidelines.

      C.    Matters Requiring Case-by-Case Consideration

      The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted "case-by-case" consideration.

      Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

      The Proxy Coordinator will forward the Agent's analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

            1. WITHIN-GUIDELINES VOTES: Votes in Accordance with a Fund's Guidelines and/or, where applicable, Agent Recommendation

            In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner. No Conflicts Report (as such term is defined herein) is required in connection with Within-Guidelines votes.

            2.    NON-VOTES: Votes in Which No Action is Taken

            The Proxy Group may recommend that a Fund refrain from voting under the following circumstances: (1) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.

            Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders' rights are limited, Non-Votes may also occur in connection with a Fund's related inability to timely access ballots or other proxy information in connection with its portfolio securities.

            Non-Votes may also result in certain cases in which the Agent's recommendation has been deemed to be conflicted, as provided for in the Funds' Procedures.

            3. OUT-OF-GUIDELINES VOTES: Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent's Recommendation is Conflicted

            If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Procedures and Guidelines are silent, or the Agent's recommendation on a matter requiring case-by-case consideration is deemed to be conflicted as provided for under these Adviser Procedures, the Proxy Coordinator will then implement the procedures for handling such votes as adopted by the Fund's Board.

            4. The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund's Valuation and Proxy Voting Committee, all applicable recommendations, analysis, research and Conflicts Reports.

IV.   ASSESSMENT OF THE AGENT AND CONFLICTS OF INTEREST

In furtherance of the Advisers' fiduciary duty to the Funds and their beneficial owners, the Advisers shall establish the following:

      A.    Assessment of the Agent

            The Advisers shall establish that the Agent (1) is independent from the Advisers, (2) has resources that indicate it can competently provide analysis of proxy issues and (3) can make recommendations in an impartial manner and in the best interests of the Funds and their beneficial owners. The Advisers shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the Advisers may deem reasonably appropriate and shall do not less than annually as well as prior to engaging the services of any new proxy service. The Agent shall also notify the Advisers in writing within fifteen (15) calendar days of any material change to information previously provided to an Adviser in connection with establishing the Agent's independence, competence or impartiality.

            Information provided in connection with assessment of the Agent shall be forwarded to a member of the mutual funds practice group of ING US Legal Services ("Counsel") for review. Counsel shall review such information and advise the Proxy Coordinator as to whether a material concern exists and if so, determine the most appropriate course of action to eliminate such concern.

      B.    Conflicts of Interest

            The Advisers shall establish and maintain procedures to identify and address conflicts that may arise from time to time concerning the Agent. Upon the Advisers' request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to an Adviser, the Agent shall provide the Advisers with such information as the Advisers deem reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent's proxy analysis or recommendations. The Proxy Coordinator shall forward all such information to Counsel for review. Counsel shall review such information and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present. Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund's Procedures and Guidelines.

            In connection with their participation in the voting process for portfolio securities, each member of the Proxy Group, and each Investment Professional participating in the voting process, must act solely in the best interests of the beneficial owners of the applicable Fund. The members of the Proxy Group may not subordinate the interests of the Fund's beneficial owners to unrelated objectives, including taking steps to reasonably insulate the voting process from any conflict of interest that may exist in connection with the Agent's services or utilization thereof.

            For all matters for which the Proxy Group recommends an Out-of-Guidelines vote, the Proxy Coordinator will implement the procedures for handling such votes as adopted by the Fund's Board, including completion of such Conflicts Reports as may be required under the Fund's Procedures. Completed Conflicts Reports shall be provided to the Proxy Coordinator within two (2) business days. Such Conflicts Report should describe any known conflicts of either a business or personal nature, and set forth any contacts with respect to the referral item with non-investment personnel in its organization or with outside parties (except for routine communications from proxy solicitors). The Conflicts Report should also include written confirmation that any recommendation from an Investment Professional provided in connection with an Out-of-Guidelines vote or under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

            The Proxy Coordinator shall forward all Conflicts Reports to Counsel for review. Counsel shall review each report and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present. Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund's Procedures and Guidelines.

V.    REPORTING AND RECORD RETENTION

The Adviser shall maintain the records required by Rule 204-2(c)(2), as may be amended from time to time, including the following: (1) A copy of each proxy statement received regarding a Fund's portfolio securities. Such proxy statements received from issuers are available either in the SEC's EDGAR database or are kept by the Agent and are available upon request. (2) A record of each vote cast on behalf of a Fund. (3) A copy of any document created by the Adviser that was material to making a decision how to vote a proxy, or that memorializes the basis for that decision. (4) A copy of written requests for Fund proxy voting information and any written response thereto or to any oral request for information on how the Adviser voted proxies on behalf of a Fund. All proxy voting materials and supporting documentation will be retained for a minimum of six (6) years.

                                   APPENDIX 1
                                     TO THE
                        ADVISERS' PROXY VOTING PROCEDURES

PROXY GROUP FOR REGISTERED INVESTMENT COMPANY CLIENTS OF ING INVESTMENTS, LLC, DIRECTED SERVICES, INC. AND ING LIFE INSURANCE AND ANNUITY COMPANY:

         NAME                         TITLE OR AFFILIATION
Stanley D. Vyner          Chief Investment Risk Officer and Executive Vice
                          President of ING Investments, LLC

Karla J. Bos              Proxy Coordinator for the ING Funds and Manager -
                          Special Projects, ING Funds Services, LLC

Maria Anderson            Vice President of Fund Compliance, ING Funds
                          Services, LLC

Michael J. Roland         Executive Vice President and Chief Financial Officer
                          of ING Investments, LLC; Vice President, ING Life Insurance
                          and Annuity Company; and Assistant Secretary, Directed
                          Services, Inc.

Todd Modic                Vice President of Financial Reporting - Fund
                          Accounting of ING Funds Services, LLC

Theresa K. Kelety, Esq.   Counsel, ING Americas US Legal Services

Effective as of April 21, 2004

                                    EXHIBIT 3
                                     TO THE
                        ING FUNDS PROXY VOTING PROCEDURES

                    PROXY VOTING GUIDELINES OF THE ING FUNDS

I.   INTRODUCTION

The following is a statement of the Proxy Voting Guidelines ("Guidelines") that have been adopted by the respective Boards of Directors or Trustees of each Fund. Unless otherwise provided for herein, any defined term used herein shall have the meaning assigned to it in the Funds' and Advisers' Proxy Voting Procedures (the "Procedures").

Proxies must be voted in the best interest of the Fund(s). The Guidelines summarize the Funds' positions on various issues of concern to investors, and give a general indication of how Fund portfolio securities will be voted on proposals dealing with particular issues. The Guidelines are not exhaustive and do not include all potential voting issues.

The Advisers, in exercising their delegated authority, will abide by the Guidelines as outlined below with regard to the voting of proxies except as otherwise provided in the Procedures. In voting proxies, the Advisers are guided by general fiduciary principles. Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives. Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

II.  GUIDELINES

The following Guidelines are grouped according to the types of proposals generally presented to shareholders of U.S. issuers: Board of Directors, Proxy Contests, Auditors, Proxy Contest Defenses, Tender Offer Defenses, Miscellaneous, Capital Structure, Executive and Director Compensation, State of Incorporation, Mergers and Corporate Restructurings, Mutual Fund Proxies and Social and Environmental Issues. An additional section addresses proposals most frequently found in global proxies.

GENERAL POLICIES

It shall generally be the policy of the Funds to take no action on a proxy for which no Fund holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast.

In all cases receiving CASE-BY-CASE consideration, including cases not specifically provided for under these Guidelines, unless otherwise provided for under these Guidelines, it shall generally be the policy of the Funds to vote in accordance with the recommendation provided by the Funds' Agent, Institutional Shareholder Services, Inc.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote in accordance with the Agent's recommendation in cases in which such recommendation aligns with the recommendation of the relevant issuer's management. However, this policy shall not apply to CASE-BY-CASE proposals for which a contrary recommendation from the Investment Professional for the relevant Fund has been received and is to be utilized, provided that incorporation of any such recommendation shall be subject to the conflict of interest review process required under the Procedures.

Recommendations from the Investment Professionals, while not required under the Procedures, are likely to be considered with respect to proxies for private equity securities and/or proposals related to merger transactions/corporate restructurings, proxy contests related to takeover bids/contested business combinations, or unusual or controversial issues. Such input shall be given primary consideration with respect to CASE-BY-CASE proposals being considered on behalf of the relevant Fund.

The foregoing policies may be overridden in any case as provided for in the Procedures. Similarly, the Procedures provide that proposals whose Guidelines prescribe a firm voting position may instead be considered on a CASE-BY-CASE basis in cases in which unusual or controversial circumstances so dictate.

Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement or other legal requirement to which an issuer may be or become subject.

1.    THE BOARD OF DIRECTORS

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

Unless otherwise provided for herein, the Agent's standards with respect to determining director independence shall apply. These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat.

Agreement with the Agent's independence standards shall not dictate that a Fund's vote shall be cast according to the Agent's corresponding recommendation. Votes on director nominees not subject to specific policies described herein should be made on a CASE-BY-CASE basis.

In any cases in which application of the policies described herein would result in withholding votes from the majority of independent outside directors sitting on a board, or removal of such directors would negatively impact majority board independence, consider such nominees on a CASE-BY-CASE basis.

WITHHOLD votes from a nominee who, during both of the most recent two years, attended less than 75% of the board and committee meetings without a valid reason for the absences. DO NOT WITHHOLD votes in connection with attendance issues for nominees who have served on the board for less than the two most recent years.

WITHHOLD votes from a nominee who has failed to remove restrictive (dead-hand, slow-hand, no-hand) features from a poison pill only in cases for which culpability for implementation or renewal of the pill in such form can be specifically attributed to the nominee.

Provided that a nominee served on the board during the relevant time period, WITHHOLD votes from a nominee who has failed to implement a shareholder proposal that was approved by (1) a majority of the issuer's shares outstanding (most recent annual meeting) or (2) a majority of the votes cast for two consecutive years. However, in the case of shareholder proposals seeking shareholder ratification of a poison pill, generally DO NOT WITHHOLD votes from a nominee in such cases if the company has already implemented a policy that should reasonably prevent abusive use of the pill.

WITHHOLD votes from inside directors or affiliated outside directors who sit on the audit committee.

DO NOT WITHHOLD votes from inside directors or affiliated outside directors who sit on the nominating or compensation committee, provided that such committee meets the applicable independence requirements of the relevant listing exchange. However, consider such nominees on a CASE-BY-CASE basis if the committee is majority insider-controlled.

DO NOT WITHHOLD votes from inside directors or affiliated outside directors if the full board serves as the compensation or nominating committee OR has not created one or both committees, provided that the issuer is in compliance with all provisions of the listing exchange in connection with performance of relevant functions (e.g., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).

In cases in which the Agent has identified a "pay for performance disconnect" or other form of excessive executive compensation practices, consider on a CASE-BY-CASE basis nominees who sit on the compensation committee, provided that such nominees

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served on the board during the relevant time period, but DO NOT WITHHOLD votes for this reason from the pay package recipient if also sitting for election but not a compensation committee member.

Generally, vote FOR independent outside director nominees serving on the audit committee, but if total non-audit fees exceed the total of audit fees, audit-related fees and tax compliance and preparation fees, do vote AGAINST auditor ratification if concerns exist that remuneration for the non-audit work is so lucrative as to taint the auditor's independence.

Consider inside director or affiliated outside director nominees in cases in which the full board is not majority independent on a CASE-BY-CASE basis, excluding any non-voting director (e.g., director emeritus or advisory director) in calculations with respect to majority board independence.

Consider nominees who sit on more than six public company boards on a CASE-BY-CASE basis.

PROPOSALS REGARDING BOARD COMPOSITION OR BOARD SERVICE

Generally, vote AGAINST shareholder proposals to impose new board structures or policies, including those requiring that the positions of chairman and CEO be held separately, except consider such proposals on a CASE-BY-CASE basis if the board is not majority independent or pervasive corporate governance concerns have been identified.

Generally, vote AGAINST shareholder proposals asking that more than a simple majority of directors be independent.

Generally, vote AGAINST shareholder proposals asking that board compensation and/or nominating committees be composed exclusively of independent directors.

Generally, vote AGAINST shareholder proposals to limit the number of public company boards on which a director may serve.

Generally, vote AGAINST shareholder proposals that seek to redefine director independence or directors' specific roles (e.g., responsibilities of the lead director).

Generally, vote AGAINST shareholder proposals requesting creation of additional board committees or offices, except as otherwise provided for herein.

Generally, vote FOR shareholder proposals that seek creation of an audit, compensation or nominating committee of the board, unless the committee in question is already in existence or the issuer has availed itself of an applicable exemption of the listing exchange (e.g., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).

Generally, vote AGAINST shareholder proposals to limit the tenure of outside directors.

Generally, vote AGAINST shareholder proposals to impose a mandatory retirement age for outside directors, but generally DO NOT VOTE AGAINST management proposals seeking to establish a retirement age for directors.

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STOCK OWNERSHIP REQUIREMENTS

Generally, vote AGAINST shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board.

DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION

Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard. Vote AGAINST proposals to limit or eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care. Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. Vote FOR only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if:

      (1) The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and

      (2)   Only if the director's legal expenses would be covered.

2.    PROXY CONTESTS

These proposals should generally be analyzed on a CASE-BY-CASE basis. Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals in connection with proxy contests related to takeover bids or other contested business combinations being considered on behalf of that Fund.

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis.

REIMBURSE PROXY SOLICITATION EXPENSES

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

3.    AUDITORS

RATIFYING AUDITORS

Generally, except in cases of high non-audit fees, vote FOR management proposals to ratify auditors. If total non-audit fees exceed the total of audit fees, audit-related fees and tax compliance and preparation fees, consider on a CASE-BY-CASE basis, voting AGAINST management proposals to ratify auditors in cases in which concerns exist that remuneration for the non-audit work is so lucrative as to taint the auditor's independence. If such concerns exist or an issuer has a history of questionable accounting practices, also vote FOR shareholder proposals asking the issuer to present its auditor annually for ratification, but in other cases generally vote AGAINST.

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AUDITOR INDEPENDENCE

Generally, vote AGAINST shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services (or capping the level of non-audit services).

AUDIT FIRM ROTATION:

Generally, vote AGAINST shareholder proposals asking for mandatory audit firm rotation.

4.    PROXY CONTEST DEFENSES

BOARD STRUCTURE: STAGGERED VS. ANNUAL ELECTIONS

Generally, vote AGAINST proposals to classify the board.

Generally, vote FOR proposals to repeal classified boards and to elect all directors annually.

SHAREHOLDER ABILITY TO REMOVE DIRECTORS

Generally, vote AGAINST proposals that provide that directors may be removed only for cause.

Generally, vote FOR proposals to restore shareholder ability to remove directors with or without cause.

Generally, vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Generally, vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

CUMULATIVE VOTING

Unless the company maintains a classified board of directors, generally, vote FOR management proposals to eliminate cumulative voting.

In cases in which the company maintains a classified board of directors, generally vote FOR shareholder proposals to restore or permit cumulative voting.

SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Generally, vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Generally, vote FOR proposals to allow or make easier shareholder action by written consent.

SHAREHOLDER ABILITY TO ALTER THE SIZE OF THE BOARD

Review on a CASE-BY-CASE basis proposals that seek to fix the size of the board.

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Review on a CASE-BY-CASE basis proposals that give management the ability to alter the size of the board without shareholder approval.

5.    TENDER OFFER DEFENSES

POISON PILLS

Generally, vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification, unless a policy has already been implemented by the company that should reasonably prevent abusive use of the pill.

Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill.

Review on a CASE-BY-CASE basis management proposals to ratify a poison pill.

FAIR PRICE PROVISIONS

Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis.

Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

GREENMAIL

Generally, vote FOR proposals to adopt antigreenmail charter of bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

Review on a CASE-BY-CASE basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.

PALE GREENMAIL

Review on a CASE-BY-CASE basis restructuring plans that involve the payment of pale greenmail.

UNEQUAL VOTING RIGHTS

Generally, vote AGAINST dual-class exchange offers.

Generally, vote AGAINST dual-class recapitalizations.

SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO AMEND THE CHARTER OR BYLAWS

Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO APPROVE MERGERS

Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

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

WHITE SQUIRE PLACEMENTS

Generally, vote FOR shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.

6.    MISCELLANEOUS

CONFIDENTIAL VOTING

Generally, vote FOR shareholder proposals that request companies to adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows:

      - In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy.

      -     If the dissidents agree, the policy remains in place.

      - If the dissidents do not agree, the confidential voting policy is waived.

Generally, vote FOR management proposals to adopt confidential voting.

OPEN ACCESS

Consider on a CASE-BY-CASE basis shareholder proposals seeking open access to management's proxy material in order to nominate their own candidates to the board.

BUNDLED PROPOSALS

Review on a CASE-BY-CASE basis bundled or "conditioned" proxy proposals.

SHAREHOLDER ADVISORY COMMITTEES

Review on a CASE-BY-CASE basis proposals to establish a shareholder advisory committee.

OTHER BUSINESS

In connection with proxies of U.S. issuers, generally vote FOR management proposals for Other Business.

QUORUM REQUIREMENTS

Review on a CASE-BY-CASE basis proposals to lower quorum requirements for shareholder meetings below a majority of the shares outstanding.

7.    CAPITAL STRUCTURE

Analyze on a CASE-BY-CASE basis.

COMMON STOCK AUTHORIZATION

Review proposals to increase the number of shares of common stock authorized for issue on a CASE-BY-CASE basis Except where otherwise indicated, the Agent's proprietary approach, utilizing quantitative criteria (e.g., dilution, peer group comparison, company performance and history) to determine appropriate thresholds, will generally be utilized in evaluating such proposals.

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

      - Generally vote FOR proposals to authorize capital increases within the Agent's allowable thresholds, but consider on a CASE-BY-CASE basis those requests exceeding the Agent's threshold for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.

      - Generally vote FOR proposals to authorize capital increases within the Agent's allowable thresholds, unless the company states that the stock may be used as a takeover defense. In those cases, consider on a CASE-BY-CASE basis if a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.

      - Generally vote FOR proposals to authorize capital increases exceeding the Agent's thresholds when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

Generally, vote AGAINST proposals to increase the number of authorized shares of the class of stock that has superior voting rights in companies that have dual-class capitalization structures.

Generally, vote FOR shareholder proposals to eliminate dual class capital structures with unequal voting rights in cases in which the relevant Fund owns the class with inferior voting rights, but generally vote AGAINST such proposals in cases in which the relevant Fund owns the class with superior voting rights.

STOCK DISTRIBUTIONS: SPLITS AND DIVIDENDS

Generally, vote FOR management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares falls within the Agent's allowable thresholds, but consider on a CASE-BY-CASE basis those proposals exceeding the Agent's threshold for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.

REVERSE STOCK SPLITS

Consider on a CASE-BY-CASE basis management proposals to implement a reverse stock split.

PREFERRED STOCK

Generally, vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).

Generally, vote FOR proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense. Generally vote AGAINST in cases where the company expressly states that the stock may be used as a takeover defense.

Generally, vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

SHAREHOLDER PROPOSALS REGARDING BLANK CHECK PREFERRED STOCK

Generally, vote FOR shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

ADJUSTMENTS TO PAR VALUE OF COMMON STOCK

Generally, vote FOR management proposals to reduce the par value of common stock.

PREEMPTIVE RIGHTS

Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights or management proposals that seek to eliminate them. In evaluating proposals on preemptive rights, consider the size of a company and the characteristics of its shareholder base.

DEBT RESTRUCTURINGS

Review on a CASE-BY-CASE basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan.

SHARE REPURCHASE PROGRAMS

Generally, vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

Generally, vote FOR management proposals to cancel repurchased shares.

TRACKING STOCK

Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis.

8.    EXECUTIVE AND DIRECTOR COMPENSATION

Unless otherwise provided for herein, votes with respect to compensation and employee benefit plans should be determined on a CASE-BY-CASE basis, with voting decisions generally based on the Agent's quantitative approach to evaluating such plans, which includes determination of costs and comparison to an allowable cap. Generally vote in accordance with the Agent's recommendations FOR equity-based plans with costs within such cap and AGAINST those with costs in excess of it, but consider plans CASE-BY-CASE if the Agent raises other considerations with respect to the plan.

MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS

Review on a CASE-BY-CASE basis management proposals seeking approval to reprice/replace options, considering rationale, historic trading patterns, value-for-value exchange, participation limits, vesting periods and replacement option terms.

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

Vote AGAINST compensation plans that permit repricing of stock options without shareholder approval.

DIRECTOR COMPENSATION

Votes on stock-based plans for directors are made on a CASE-BY-CASE basis, with voting decisions generally based on the Agent's approach as described above.

EMPLOYEE STOCK PURCHASE PLANS

Votes on employee stock purchase plans should be made on a CASE-BY-CASE basis.

OBRA-RELATED COMPENSATION PROPOSALS:

      AMENDMENTS THAT PLACE A CAP ON ANNUAL GRANTS OR AMEND ADMINISTRATIVE FEATURES

      Generally, vote FOR plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

      AMENDMENTS TO ADD PERFORMANCE-BASED GOALS

      Generally, vote FOR amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

      AMENDMENTS TO INCREASE SHARES AND RETAIN TAX DEDUCTIONS UNDER OBRA

      Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of
      Section 162(m) should be evaluated on a CASE-BY-CASE basis.

      APPROVAL OF CASH OR CASH-AND-STOCK BONUS PLANS

      Generally, vote FOR cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA.

SHAREHOLDER PROPOSALS REGARDING EXECUTIVE AND DIRECTOR PAY

Generally, vote AGAINST shareholder proposals that seek disclosure of the remuneration of individuals other than senior executives and directors.

Unless evidence exists of abuse in historical compensation practices, and except as otherwise provided for herein, generally vote AGAINST shareholder proposals that seek to impose new compensation structures or policies.

GOLDEN AND TIN PARACHUTES

Generally, vote FOR shareholder proposals to have golden and tin parachutes submitted for shareholder ratification, provided that such "parachutes" specify change-in-control events and that the proposal does not include unduly restrictive or arbitrary provisions such as advance approval requirements.

Generally vote AGAINST shareholder proposals to submit executive severance agreements that do not specify change-in-control events, Supplemental Executive

Retirement Plans or deferred executive compensation plans for shareholder ratification, unless such ratification is required by the listing exchange.

Review on a CASE-BY-CASE basis all proposals to ratify or cancel golden or tin parachutes.

EMPLOYEE STOCK OWNERSHIP PLANS (ESOPs)

Generally, vote FOR proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is "excessive" (i.e., generally greater than five percent of outstanding shares).

401(k) EMPLOYEE BENEFIT PLANS

Generally, vote FOR proposals to implement a 401(k) savings plan for employees.

EXPENSING OF STOCK OPTIONS

Generally, vote AGAINST shareholder proposals to expense stock options before such treatment is required by the Federal Accounting Standards Board.

HOLDING PERIODS

Generally, vote AGAINST proposals requiring mandatory periods for officers and directors to hold company stock.

9.    STATE OF INCORPORATION

VOTING ON STATE TAKEOVER STATUTES

Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

VOTING ON REINCORPORATION PROPOSALS

Proposals to change a company's state of incorporation should be examined on a CASE-BY-CASE basis. Generally, vote FOR management reincorporation proposals upon which another key proposal, such as a merger transaction, is contingent if the other key proposal is also supported. Generally, vote AGAINST shareholder reincorporation proposals not also supported by the company.

10.   MERGERS AND CORPORATE RESTRUCTURINGS

Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals regarding merger transactions or other corporate restructurings being considered on behalf of that Fund.

MERGERS AND ACQUISITIONS

Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis.

CORPORATE RESTRUCTURING

Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, spinoffs, liquidations and asset sales, should be considered on a CASE-BY-CASE basis.

SPINOFFS

Votes on spinoffs should be considered on a CASE-BY-CASE basis.

ASSET SALES

Votes on asset sales should be made on a CASE-BY-CASE basis.

LIQUIDATIONS

Votes on liquidations should be made on a CASE-BY-CASE basis.

ADJOURNMENT

Generally, vote FOR proposals to adjourn a meeting to provide additional time for vote solicitation when the primary proposal is also voted FOR.

APPRAISAL RIGHTS

Generally, vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

CHANGING CORPORATE NAME

Generally, vote FOR changing the corporate name.

11.   MUTUAL FUND PROXIES

ELECTION OF DIRECTORS

Vote the election of directors on a CASE-BY-CASE basis.

CONVERTING CLOSED-END FUND TO OPEN-END FUND

Vote conversion proposals on a CASE-BY-CASE basis.

PROXY CONTESTS

Vote proxy contests on a CASE-BY-CASE basis.

INVESTMENT ADVISORY AGREEMENTS

Vote the investment advisory agreements on a CASE-BY-CASE basis.

APPROVING NEW CLASSES OR SERIES OF SHARES

Generally, vote FOR the establishment of new classes or series of shares.

PREFERRED STOCK PROPOSALS

Vote the authorization for or increase in preferred shares on a CASE-BY-CASE basis.

1940 ACT POLICIES

Vote these proposals on a CASE-BY-CASE basis.

CHANGING A FUNDAMENTAL RESTRICTION TO A NONFUNDAMENTAL RESTRICTION

Vote these proposals on a CASE-BY-CASE basis.

CHANGE FUNDAMENTAL INVESTMENT OBJECTIVE TO NONFUNDAMENTAL

Generally, vote AGAINST proposals to change a fund's fundamental investment objective to nonfundamental.

NAME RULE PROPOSALS

Vote these proposals on a CASE-BY-CASE basis.

DISPOSITION OF ASSETS/TERMINATION/LIQUIDATION

Vote these proposals on a CASE-BY-CASE basis.

CHANGES TO THE CHARTER DOCUMENT

Vote changes to the charter document on a CASE-BY-CASE basis.

CHANGING THE DOMICILE OF A FUND

Vote reincorporations on a CASE-BY-CASE basis.

CHANGE IN FUND'S SUBCLASSIFICATION

Vote these proposals on a CASE-BY-CASE basis.

AUTHORIZING THE BOARD TO HIRE AND TERMINATE SUBADVISORS WITHOUT SHAREHOLDER APPROVAL

Generally, vote FOR these proposals.

DISTRIBUTION AGREEMENTS

Vote these proposals on a CASE-BY-CASE basis.

MASTER-FEEDER STRUCTURE

Generally, vote FOR the establishment of a master-feeder structure.

MERGERS

Vote merger proposals on a CASE-BY-CASE basis.

ESTABLISH DIRECTOR OWNERSHIP REQUIREMENT

Generally, vote AGAINST shareholder proposals for the establishment of a director ownership requirement.

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

REIMBURSE SHAREHOLDER FOR EXPENSES INCURRED

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

TERMINATE THE INVESTMENT ADVISOR

Vote to terminate the investment advisor on a CASE-BY-CASE basis.

12.   SOCIAL AND ENVIRONMENTAL ISSUES

These issues cover a wide range of topics. In general, unless otherwise specified herein, vote CASE-BY-CASE. While a wide variety of factors may go into each analysis, the overall principle guiding all vote recommendations focuses on how or whether the proposal will enhance the economic value of the company. Because a company's board is likely to have access to relevant, non-public information regarding a company's business, such proposals will generally be voted in a manner intended to give the board (rather than shareholders) latitude to set corporate policy and oversee management.

Absent concurring support from the issuer, compelling evidence of abuse, significant public controversy or litigation, the issuer's significant history of relevant violations; or activities not in step with market practice or regulatory requirements, or unless provided for otherwise herein, generally vote AGAINST shareholder proposals seeking to dictate corporate conduct, apply existing law or release information that would not help a shareholder evaluate an investment in the corporation as an economic matter. Such proposals would generally include those seeking preparation of reports and/or implementation or additional disclosure of corporate policies related to issues such as consumer and public safety, environment and energy, labor standards and human rights, military business and political concerns, workplace diversity and non-discrimination, sustainability, social issues, vendor activities, economic risk or matters of science and engineering.

13.   GLOBAL PROXIES

The foregoing Guidelines provided in connection with proxies of U.S. issuers shall also be applied to global proxies where applicable and not provided for otherwise herein. The following provide for differing regulatory and legal requirements, market practices and political and economic systems existing in various global markets.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote AGAINST global proxy proposals in cases in which the Agent recommends voting AGAINST such proposal because relevant disclosure by the issuer, or the time provided for consideration of such disclosure, is inadequate.

ROUTINE MANAGEMENT PROPOSALS

Generally, vote FOR the following and other similar routine management proposals:

      -     the opening of the shareholder meeting

      - that the meeting has been convened under local regulatory requirements

      -     the presence of quorum

      -     the agenda for the shareholder meeting

      -     the election of the chair of the meeting

      - the appointment of shareholders to co-sign the minutes of the meeting

      -     regulatory filings (e.g., to effect approved share issuances)

      - the designation of inspector or shareholder representative(s) of minutes of meeting

      - the designation of two shareholders to approve and sign minutes of meeting

      -     the allowance of questions

      -     the publication of minutes

      -     the closing of the shareholder meeting

DISCHARGE OF MANAGEMENT/SUPERVISORY BOARD MEMBERS

Generally, vote FOR management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company's auditors or directors or legal action is being taken against the board by other shareholders.

DIRECTOR ELECTIONS

Unless otherwise provided for herein, the Agent's standards with respect to determining director independence shall apply. These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat.

Agreement with the Agent's independence standards shall not dictate that a Fund's vote shall be cast according to the Agent's corresponding recommendation. Further, the application of Guidelines in connection with such standards shall apply only in cases in which the nominee's level of independence can be ascertained based on available disclosure. Votes on director nominees not subject to policies described herein should be made on a CASE-BY-CASE basis.

For issuers domiciled in Bermuda, Canada, Cayman Islands, British Virgin Islands or other tax haven markets, generally vote AGAINST non-independent directors in cases in which the full board serves as the audit committee, or the company does not have an audit committee.

For issuers in all markets, including those in tax haven markets and those in Japan that have adopted the U.S.-style board-with-committees structure, vote AGAINST non-independent directors who sit on the audit committee unless the slate of nominees is bundled, in which case the proposal(s) to elect board members shall be considered on a CASE-BY-CASE basis.

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

In tax haven markets, DO NOT VOTE AGAINST non-independent directors in cases in which the full board serves as the compensation committee, or the company does not have a compensation committee.

DO NOT VOTE AGAINST non-independent directors who sit on the compensation or nominating committees, provided that such committees meet the applicable independence requirements of the relevant listing exchange.

In cases in which committee membership is unclear, consider non-independent director nominees on a CASE-BY-CASE basis if no other issues have been raised in connection with his/her nomination.

INDEPENDENT STATUTORY AUDITORS

With respect to Japanese companies that have not adopted the U.S.-style board-with-committees structure, vote AGAINST any nominee to the position of "independent statutory auditor" whom the Agent considers affiliated, e.g., if the nominee has worked a significant portion of his career for the company, its main bank or one of its top shareholders. Where shareholders are forced to vote on multiple nominees in a single resolution, vote AGAINST all nominees.

NOMINATING COMMITTEE

Generally, vote AGAINST proposals that permit non-board members to serve on the nominating committee.

DIRECTOR REMUNERATION

Consider director compensation plans on a CASE-BY-CASE basis. Generally, vote FOR proposals to approve the remuneration of directors as long as the amount is not excessive and there is no evidence of abuse.

RETIREMENT BONUSES

With respect to Japanese companies, follow the Agent's guidelines for proposals regarding payment of retirement bonuses to directors and auditors: Generally vote FOR such proposals if all payments are for directors and auditors who have served as executives of the company. Generally vote AGAINST such proposals if one or more payments are for non-executive, affiliated directors or statutory auditors; when one or more of the individuals to whom the grants are being proposed (1) has not served in an executive capacity for the company for at least three years or (2) has been designated by the company as an independent statutory auditor, regardless of the length of time he/she has served.

STOCK OPTION PLANS

With respect to Japanese companies, follow the Agent's guidelines with respect to proposals regarding option grants to independent internal statutory auditors, generally voting AGAINST such plans.

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SHARES RESERVED FOR ISSUANCE OF OPTIONS OR EMPLOYEE SHARE-PURCHASE PLANS

Generally vote AGAINST option plans, or the issuance of shares in connection with such plans, that provide discounts to executives, are administered by potential grant recipients, or are markedly out of line with market practice. Consider proposals in connection with option plans or the issuance of shares in connection with them in other instances on a CASE-BY-CASE basis.

GENERAL SHARE ISSUANCES

Generally vote AGAINST proposals to issue shares (with or without preemptive rights) in cases in which concerns have been identified by the Agent with respect to inadequate disclosure, inadequate restrictions on discounts, or authority to refresh share issuance amounts without prior shareholder approval. Consider such proposals on a CASE-BY-CASE basis in cases in which the issuance exceeds the Agent's guidelines for issuances based on percentage of capital or dilution.

APPROVAL OF FINANCIAL STATEMENTS AND DIRECTOR AND AUDITOR REPORTS

Generally, vote FOR management proposals seeking approval of financial accounts and reports, unless there is concern about the company's financial accounts and reporting.

REMUNERATION OF AUDITORS

Generally, vote FOR proposals to authorize the board to determine the remuneration of auditors, unless there is evidence of excessive compensation relative to the size and nature of the company.

INDEMNIFICATION OF AUDITORS

Generally, vote AGAINST proposals to indemnify auditors.

ALLOCATION OF INCOME AND DIVIDENDS

Consider management proposals concerning allocation of income and the distribution of dividends on a CASE-BY-CASE basis.

STOCK (SCRIP) DIVIDEND ALTERNATIVES

Generally, vote FOR most stock (scrip) dividend proposals, but vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

DEBT ISSUANCE REQUESTS

When evaluating a debt issuance request, the issuing company's present financial situation is examined. The main factor for analysis is the company's current debt-to-equity ratio, or gearing level. A high gearing level may incline markets and financial analysts to downgrade the company's bond rating, increasing its investment risk factor in the process. A gearing level up to 100 percent is considered acceptable.

Generally, vote FOR debt issuances for companies when the gearing level is between zero and 100 percent. Review on a CASE-BY-CASE basis proposals where the issuance of debt will result in the gearing level being greater than 100 percent, comparing any such proposed debt issuance to industry and market standards.

FINANCING PLANS

Generally, vote FOR the adoption of financing plans if they are in the best economic interests of shareholders.

RELATED PARTY TRANSACTIONS

Consider related party transactions on a CASE-BY-CASE basis. Generally, vote FOR approval of such transactions unless the agreement requests a strategic move outside the company's charter or contains unfavorable terms.

CAPITALIZATION OF RESERVES

Generally, vote FOR proposals to capitalize the company's reserves for bonus issues of shares or to increase the par value of shares.

ARTICLE AMENDMENTS

Review on a CASE-BY-CASE basis all proposals seeking amendments to the articles of association.

Generally, vote FOR an article amendment if:

      -     it is editorial in nature;

      -     shareholder rights are protected;

      -     there is negligible or positive impact on shareholder value;

      -     management provides adequate reasons for the amendments; or

      -     the company is required to do so by law (if applicable).

With respect to article amendments for Japanese companies:

      - Generally vote FOR management proposals to amend a company's articles to provide for an expansion or reduction in the size of the board, unless the expansion/reduction is clearly disproportionate to the growth/decrease in the scale of the business.

      - Generally follow the Agent's guidelines with respect to management proposals regarding amendments to authorize share repurchases at the board's discretion, voting AGAINST proposals unless there is little to no likelihood of a "creeping takeover" (major shareholder owns nearly enough shares to reach a critical control threshold) or constraints on liquidity (free float of shares is low), and where the company is trading at below book value or is facing a real likelihood of substantial share sales; or where this amendment is bundled with other amendments which are clearly in shareholders' interest.

OTHER BUSINESS

In connection with global proxies, vote in accordance with the Agent's market-specific recommendations on management proposals for Other Business, generally AGAINST.

                                     PART C

                               USLICO SERIES FUND

                               OTHER INFORMATION

ITEM 23.  EXHIBITS

(a)   (1)   Agreement and Declaration of Trust of USLICO Series Fund - Filed as
            an Exhibit to Post-Effective Amendment No. 10 to the Registrant's
            Registration Statement on Form N-1A on April 30, 1997 and incorporated herein by reference.

      (2) Certificate of Amendment of Declaration of Trust - Filed as an Exhibit to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A on April 18, 2002 and incorporated herein by reference.

(b)   (1)   USLICO Series Fund Bylaws - Filed as an Exhibit to Post-Effective
            Amendment No. 10 to the Registrant's Registration Statement on Form
            N-1A on April 30, 1997 and incorporated herein by reference.

(c)   Not Applicable.

(d)   (1)   Investment Advisory Agreement by and between USLICO Series Fund and
            ReliaStar Investment Research, Inc. (formerly, Washington Square
            Advisers, Inc.) - Filed as an Exhibit to Post-Effective Amendment
            No. 9 to the Registrant's Registration Statement on Form N-1A on
            April 30, 1996 and incorporated herein by reference.

      (2) Investment Management Agreement by and between USLICO Series Fund and ING Pilgrim Investments, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A on April 18, 2002 and incorporated herein by reference.

                  (i) Amended and Restated Schedule A to the Investment Management Agreement - Filed as an Exhibit to Post-Effective Amendment No. 20 to the Registrant's Registration Statement on Form N-1A on April 24, 2003 and incorporated herein by reference.

      (4) Sub-Investment Advisory Agreement by and between Pilgrim BaxterValue Investors, Inc. (formerly Newbold's Asset Management, Inc.) and Washington Square Advisers, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A on April 30, 1997, and incorporated herein by reference.

      (5) Sub-Advisory Agreement made August 1, 2003, by and between ING Investments, LLC and Aeltus Investment Management, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A on April 30, 2004 and incorporated herein by reference.

                  (i) First Amendment to the Sub-Advisory Agreement, effective September 1, 2003, by and between ING Investments, LLC and Aeltus Investment Management. - Filed as an Exhibit to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A on April 30, 2004 and incorporated herein by reference.

(e)   (1)   Distribution Agreement, effective March 1, 2002, by and between
            USLICO Series Fund and ING Funds Distributor, Inc. - Filed as an
            Exhibit to Post-Effective Amendment No. 22 to the Registrant's
            Registration Statement on Form N-1A on April 30, 2004 and incorporated herein by reference.

(f)   Not Applicable.

(g)   (1)   Custody Agreement, dated January 6, 2003, between USLICO Series Fund and The Bank of New York (BNY) - Filed as an Exhibit to
            Post-Effective Amendment No. 22 to the Registrant's Registration
            Statement on Form N-1A on April 30, 2004 and incorporated herein by reference. .

                  (i) Amended Exhibit A with respect to the Custody Agreement between USLICO Series Fund and The Bank of New York
                        (BNY), as of November 5, 2003. - Filed as an Exhibit to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A on April 30, 2004 and incorporated herein by reference.

                  (ii) Amended Exhibit A with respect to the Custody Agreement between USLICO Series Fund and The Bank of New York
                        (BNY), as of February 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A on April 30, 2004 and incorporated herein by reference.

      (2)   Foreign Custody Manager Agreement, dated January 6, 2003, between

            USLICO Series Fund and The Bank of New York (BNY) - Filed as an Exhibit to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on April 30, 2004 and incorporated herein by reference.

                  (i) Amended Exhibit A with respect to the Foreign Custody Agreement between USLICO Series Fund and The Bank of New York (BNY), as of November 5, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A on April 30, 2004 and incorporated herein by reference.

                  (ii) Amended Exhibit A with respect to the Foreign Custody Agreement between USLICO Series Fund and The Bank of New York (BNY), as of February 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A on April 30, 2004 and incorporated herein by reference.

(h)   (1)   Administration Agreement, dated April 27, 2000, by and between
            USLICO Series Fund and ING Pilgrim Group, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 22 to the Registrant's Registration
            Statement on Form N-1A on April 30, 2004.

                  (i) Amended Schedule A to the Administration Agreement between USLICO Series Fund and ING Funds Services, LLC -- Filed as an Exhibit to Post-Effective Amendment No. 20 to the Registrant's Registration Statement on Form N-1A on April 24, 2003 and incorporated herein by reference.

      (2) Amendment to Administration Agreement between USLICO Series Fund and ING Pilgrim Group, LLC -- Filed as an Exhibit to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A on April 18, 2002, and incorporated herein by reference.

                  (i) Amended Schedule A with respect to the Amended Administration Agreement between USLICO Series Fund and ING Funds Services, LLC - Filed as an Exhibit to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A on April 30, 2004 and incorporated herein by reference.

      (3) Restated Expense Limitation Agreement, effective August 1, 2003, by and between ING Investments, LLC and USLICO Series Fund - Filed as an Exhibit to Post-Effective Amendment No. 22 to the Registrant's

            Registration Statement on Form N-1A on April 30, 2004 and incorporated herein by reference.

                  (i)   Schedule A to the Restated Expense Limitation Agreement
                        - Filed as an Exhibit to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A on April 30, 2004 and incorporated herein by reference.

      (4) Fund Accounting Agreement with The Bank of New York (BNY) dated January 6, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A on April 30, 2004 and incorporated herein by reference.

                  (i) Amended Exhibit A to the Fund Accounting Agreement with The Bank of New York (BNY), as November 5, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A on April 30, 2004 and incorporated herein by reference.

                  (ii) Amended Exhibit A to the Fund Accounting Agreement with The Bank of New York (BNY), as of February 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A on April 30, 2004 and incorporated herein by reference.

      (5) Agency Agreement, dated November 30, 2000, between Registrant and DST Systems, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A on April 30, 2004.


                  (i) Amended and Restated Exhibit A with respect to the Agency Agreement between Registrant and DST Systems as of effective February 1, 2004. - Filed as an Exhibit to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A on April 30, 2004 and incorporated herein by reference.



      (6)   Cash Reserve Agreement dated March 31, 2003 by The Bank of New York
            (BNY). - Filed as an Exhibit to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A on April 30, 2004 and incorporated herein by reference.


                  (i) Amended Exhibit A with respect to the Cash Reserve Agreement, as of February 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A on April 30, 2004.

(i)   (1)   Opinion and Consent of Robert B. Saginaw -- Filed as an Exhibit to
            Post-Effective Amendment No. 10 to the Registrant's Registration
            Statement on Form N-1A on April 30, 1997, and incorporated herein by reference.

(j)   (1)   Consent of Dechert LLP - to be filed by subsequent post-effective amendment.

      (2) Consent of the Independent Registered Public Accounting Firm - to be filed by subsequent post-effective amendment.

(k)   Not Applicable.

(l)   Not Applicable.

(m)   Not Applicable.

(n)   Not Applicable.

(o)   Not Applicable.

(p)   (1)   Code of Ethics of ReliaStar Investment Research, Inc. - Filed as an
            Exhibit to Post-Effective Amendment No. 15 to the Registrant's
            Registration Statement on Form N-1A on May 1, 2000 and incorporated herein by reference.

      (2) Code of Ethics of Aeltus Investment Management, Inc. - Filed as an exhibit to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A on April 30, 2004 and incorporated herein by reference.

      (3) ING Funds and Advisers ("ING Investments, LLC") Code of Ethics, effective September 1, 2004 - to be filed by subsequent post-effective amendment.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

See "Management of the Fund" in the Prospectus and Statement of Additional Information.

ITEM 25. INDEMNIFICATION

      Reference is made to Article V of the Registrant's Agreement and Declaration of Trust, which is incorporated by reference herein.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act, and therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant) of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

      Information as to the directors and officers of ING Investments, LLC ("ING Investments," formerly, ING Pilgrim Investments), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of ING Investments in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-48282) filed under the Investment Advisers Act of 1940 and is incorporated herein by reference thereto.

ITEM 27. PRINCIPAL UNDERWRITERS

(a) ING Funds Distributor, LLC is the principal underwriter for ING Mutual Funds; ING Funds Trust; ING Equity Trust; ING Investment Funds, Inc.; ING Prime Rate Trust; ING Mayflower Trust; ING Senior Income Fund; ING Series Fund, Inc.; ING Variable Products Trust; ING VP Emerging Markets Fund, Inc.; ING VP Natural Resources Trust; ING Variable Insurance Trust; USLICO Series Fund; ING VP Balanced Portfolio, Inc.; ING Variable Portfolios, Inc.; ING Variable Funds; ING VP Intermediate Bond Portfolio; ING VP Money Market Portfolio; ING Strategic Allocation Portfolios, Inc. and ING GET Fund.

(b) Information as to the directors and officers of the Distributor, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Distributor in the last two years, is included in its application for registration as a broker-dealer on Form BD (File No. 8-48020) filed under the Securities Exchange Act of 1934 and is incorporated herein by reference thereto.

(c)   Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

      All accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are will be maintained at the offices of:

      (a)   ReliaStar Life Insurance Company
            20 Washington Avenue S., Route 1212
            Minneapolis, MN 55401

      (b)   ING Investments, LLC
            7337 East Doubletree Ranch Road
            Scottsdale, Arizona 85258

      (c)   ING Investment Management Advisors B.V.
            Schenkkade 65, 2595 AS
            The Hague, The Netherlands

      (d)   ING Investment Management, LLC.
            5780 Powers Ferry Road, N.W., Suite 300
            Atlanta, GA 30327

      (e) ING Funds Distributor, LLC (formerly ING Funds Distributor, Inc.), 7337 East Doubletree Ranch Road
            Scottsdale, AZ 85258 (records of principal underwriter)

      (f)   DST Systems, Inc.
            333 W. 11th Street
            Kansas City, MO 64105 (records relating to its functions as transfer agent)

      (g)   The Bank of New York
            One Wall Street
            New York, NY 10286 (records relating to its functions as custodian)

      (h)   ING Investment Management Co.
            230 Park Avenue
            New York, NY 10169 (relating to its function as Sub-Adviser)

ITEM 29. MANAGEMENT SERVICES

      Not Applicable.

ITEM 30. UNDERTAKINGS

      None.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scottsdale and State of Arizona on the 11th day of February, 2005.

                                                 ING USLICO SERIES FUND

                                                 By: /s/ Huey P. Falgout
                                                     ---------------------------
                                                      Huey P. Falgout, Jr.
                                                      Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

       SIGNATURE                        TITLE                           DATE
----------------------       -----------------------------        -----------------

______________________       Trustee                              February 11, 2005
   John G. Turner*

______________________       President and Chief Executive        February 11, 2005
  James M. Hennessy*         Officer

______________________       Executive Vice President and         February 11, 2005
  Michael J. Roland*         Principal Financial Officer

______________________       Trustee                              February 11, 2005
    John V. Boyer*

______________________       Trustee                              February 11, 2005
  J. Michael Earley*

______________________       Trustee                              February 11, 2005
R. Barbara Gitenstein*

______________________       Trustee                              February 11, 2005
  Patrick W. Kenny *

______________________       Trustee                              February 11, 2005
 Walter H. May, Jr.*

______________________       Trustee                              February 11, 2005
 Thomas J. McInerney*

______________________       Trustee and Chairman                 February 11, 2005
     Jock Patton*

______________________       Trustee                              February 11, 2005
  David W.C. Putnam*

______________________       Trustee                              February 11, 2005
  Roger B. Vincent*

______________________       Trustee                              February 11, 2005
Richard A. Wedemeyer*

*By: /s/ Huey P. Falgout
     -------------------

      Huey P. Falgout, Jr.

               Attorney-in-Fact**

** Powers of Attorney for James M. Hennessy, Michael J. Roland and each Trustee are attached hereto.

                                POWER OF ATTORNEY

I, the undersigned Director/Trustee, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Jeffrey S. Puretz, James M. Hennessy and Michael J. Roland, and each of them individually, my true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment
Companies:

REGISTRANT                           1933 ACT SEC FILING #   1940 ACT SEC FILING #
ING Investors Trust                  33-23512                      811-5629
ING Partners, Inc.                   333-32575                     811-08319
ING Equity Trust                     333-56881                     811-8817
ING Funds Trust                      333-59745                     811-8895
ING Investment Funds, Inc.           002-34552                     811-1939
ING Mayflower Trust                  33-67852                      811-7978
ING Mutual Funds                     33-56094                      811-7428
ING Variable Insurance Trust         333-83071                     811-9477
ING Variable Products Trust          33-73140                      811-8220
ING VP Emerging Markets Fund, Inc.   33-73520                      811-8250
ING VP Natural Resources Trust       33-26116                      811-5710
USLICO Series Fund                   33-20957                      811-05451
ING Prime Rate Trust                 333-68239 ($5 mil)            811-5410
                                     333-61831 ($25 mil)           811-5410
ING Senior Income Fund               333-54910                     811-10223

I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of January 1, 2005.

/s/ David W.C. Putnam

-----------------------------------
David W.C. Putnam, Director/Trustee

                                POWER OF ATTORNEY

I, the undersigned Director/Trustee, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Jeffrey S. Puretz, James M. Hennessy and Michael J. Roland, and each of them individually, my true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment
Companies:

REGISTRANT                           1933 ACT SEC FILING #   1940 ACT SEC FILING #
ING Investors Trust                  33-23512                      811-5629
ING Partners, Inc.                   333-32575                     811-08319
ING Equity Trust                     333-56881                     811-8817
ING Funds Trust                      333-59745                     811-8895
ING Investment Funds, Inc.           002-34552                     811-1939
ING Mayflower Trust                  33-67852                      811-7978
ING Mutual Funds                     33-56094                      811-7428
ING Variable Insurance Trust         333-83071                     811-9477
ING Variable Products Trust          33-73140                      811-8220
ING VP Emerging Markets Fund, Inc.   33-73520                      811-8250
ING VP Natural Resources Trust       33-26116                      811-5710
USLICO Series Fund                   33-20957                      811-05451
ING Prime Rate Trust                 333-68239 ($5 mil)            811-5410
                                     333-61831 ($25 mil)           811-5410
ING Senior Income Fund               333-54910                     811-10223

I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of January 1, 2005.

/s/ J. Michael Earley

-----------------------------------
J. Michael Earley, Director/Trustee

                                POWER OF ATTORNEY

I, the undersigned Officer, constitute and appoint Huey P. Falgout, Jr., Jeffrey
S. Puretz, Theresa K. Kelety and Michael J. Roland, and each of them individually, the true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment Companies:

REGISTRANT                           1933 ACT SEC FILING #   1940 ACT SEC FILING #
ING Investors Trust                  33-23512                      811-5629
ING Partners, Inc.                   333-32575                     811-08319
ING Equity Trust                     333-56881                     811-8817
ING Funds Trust                      333-59745                     811-8895
ING Investment Funds, Inc.           002-34552                     811-1939
ING Mayflower Trust                  33-67852                      811-7978
ING Mutual Funds                     33-56094                      811-7428
ING Variable Insurance Trust         333-83071                     811-9477
ING Variable Products Trust          33-73140                      811-8220
ING VP Emerging Markets Fund, Inc.   33-73520                      811-8250
ING VP Natural Resources Trust       33-26116                      811-5710
USLICO Series Fund                   33-20957                      811-05451
ING Prime Rate Trust                 333-68239 ($5 mil)            811-5410
                                     333-61831 ($25 mil)           811-5410
ING Senior Income Fund               333-54910                     811-10223

I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of January 1, 2005.

/s/ James M. Hennessy

--------------------------
James M. Hennessy

      President and Chief Executive Officer
       ING Investors Trust and ING Partners, Inc.

      President, Chief Executive Officer and Chief Operating Officer
       ING Equity Trust, ING Funds Trust, ING Investment Funds, Inc., ING Mayflower Trust, ING Mutual Funds, ING Variable Insurance Trust, ING Variable Products Trust, ING VP Emerging Markets Fund, Inc., ING VP Natural Resources Trust, USLICO Series Fund, ING Prime Rate Trust and ING Senior Income Fund.

                                POWER OF ATTORNEY

I, the undersigned Director/Trustee, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Jeffrey S. Puretz, James M. Hennessy and Michael J. Roland, and each of them individually, my true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment
Companies:

REGISTRANT                           1933 ACT SEC FILING #   1940 ACT SEC FILING #
ING Investors Trust                  33-23512                      811-5629
ING Partners, Inc.                   333-32575                     811-08319
ING Equity Trust                     333-56881                     811-8817
ING Funds Trust                      333-59745                     811-8895
ING Investment Funds, Inc.           002-34552                     811-1939
ING Mayflower Trust                  33-67852                      811-7978
ING Mutual Funds                     33-56094                      811-7428
ING Variable Insurance Trust         333-83071                     811-9477
ING Variable Products Trust          33-73140                      811-8220
ING VP Emerging Markets Fund, Inc.   33-73520                      811-8250
ING VP Natural Resources Trust       33-26116                      811-5710
USLICO Series Fund                   33-20957                      811-05451
ING Prime Rate Trust                 333-68239 ($5 mil)            811-5410
                                     333-61831 ($25 mil)           811-5410
ING Senior Income Fund               333-54910                     811-10223

I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of January 1, 2005.

/s/ Jock Patton

---------------------------------------
Jock Patton, Chairman, Director/Trustee

                                POWER OF ATTORNEY

I, the undersigned Chairman and Director/Trustee, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Jeffrey S. Puretz, James M. Hennessy and Michael J. Roland, and each of them individually, my true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment
Companies:

REGISTRANT                           1933 ACT SEC FILING #   1940 ACT SEC FILING #
ING Investors Trust                  33-23512                      811-5629
ING Partners, Inc.                   333-32575                     811-08319
ING Equity Trust                     333-56881                     811-8817
ING Funds Trust                      333-59745                     811-8895
ING Investment Funds, Inc.           002-34552                     811-1939
ING Mayflower Trust                  33-67852                      811-7978
ING Mutual Funds                     33-56094                      811-7428
ING Variable Insurance Trust         333-83071                     811-9477
ING Variable Products Trust          33-73140                      811-8220
ING VP Emerging Markets Fund, Inc.   33-73520                      811-8250
ING VP Natural Resources Trust       33-26116                      811-5710
USLICO Series Fund                   33-20957                      811-05451
ING Prime Rate Trust                 333-68239 ($5 mil)            811-5410
                                     333-61831 ($25 mil)           811-5410
ING Senior Income Fund               333-54910                     811-10223

I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of January 1, 2005.

/s/ John G. Turner

---------------------------------------
John G. Turner, Director/Trustee

                                POWER OF ATTORNEY

I, the undersigned Officer, constitute and appoint Huey P. Falgout, Jr., Jeffrey
S. Puretz, Theresa K. Kelety and James M. Hennessy, and each of them individually, my true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment Companies:

REGISTRANT                           1933 ACT SEC FILING #   1940 ACT SEC FILING #
ING Investors Trust                  33-23512                      811-5629
ING Partners, Inc.                   333-32575                     811-08319
ING Equity Trust                     333-56881                     811-8817
ING Funds Trust                      333-59745                     811-8895
ING Investment Funds, Inc.           002-34552                     811-1939
ING Mayflower Trust                  33-67852                      811-7978
ING Mutual Funds                     33-56094                      811-7428
ING Variable Insurance Trust         333-83071                     811-9477
ING Variable Products Trust          33-73140                      811-8220
ING VP Emerging Markets Fund, Inc.   33-73520                      811-8250
ING VP Natural Resources Trust       33-26116                      811-5710
USLICO Series Fund                   33-20957                      811-05451
ING Prime Rate Trust                 333-68239 ($5 mil)            811-5410
                                     333-61831 ($25 mil)           811-5410
ING Senior Income Fund               333-54910                     811-10223

I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of January 1, 2005.

/s/ Michael J. Roland

--------------------------
Michael J. Roland

   Executive Vice President and Chief Financial Officer
    ING Investors Trust

   Chief Financial Officer and Treasurer
    ING Partners, Inc.

   Executive Vice President, Principal Financial Officer and Assistant Secretary
    ING Equity Trust, ING Funds Trust, ING Investment Funds, Inc.,
    ING Mayflower Trust, ING Mutual Funds, ING Variable Insurance Trust, ING Variable Products Trust, ING VP Emerging Markets Fund, Inc., ING VP
    Natural Resources Trust, USLICO Series Fund, ING Prime Rate Trust and ING Senior Income Fund.

                                POWER OF ATTORNEY

I, the undersigned Director/Trustee, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Jeffrey S. Puretz, James M. Hennessy and Michael J. Roland, and each of them individually, my true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment
Companies:

REGISTRANT                           1933 ACT SEC FILING #   1940 ACT SEC FILING #
ING Investors Trust                  33-23512                      811-5629
ING Partners, Inc.                   333-32575                     811-08319
ING Equity Trust                     333-56881                     811-8817
ING Funds Trust                      333-59745                     811-8895
ING Investment Funds, Inc.           002-34552                     811-1939
ING Mayflower Trust                  33-67852                      811-7978
ING Mutual Funds                     33-56094                      811-7428
ING Variable Insurance Trust         333-83071                     811-9477
ING Variable Products Trust          33-73140                      811-8220
ING VP Emerging Markets Fund, Inc.   33-73520                      811-8250
ING VP Natural Resources Trust       33-26116                      811-5710
USLICO Series Fund                   33-20957                      811-05451
ING Prime Rate Trust                 333-68239 ($5 mil)            811-5410
                                     333-61831 ($25 mil)           811-5410
ING Senior Income Fund               333-54910                     811-10223

I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of January 1, 2005.

/s/ R. Barbara Gitenstein

---------------------------------------
R. Barbara Gitenstein, Director/Trustee

                                POWER OF ATTORNEY

I, the undersigned Director/Trustee, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Jeffrey S. Puretz, James M. Hennessy and Michael J. Roland, and each of them individually, my true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment
Companies:

REGISTRANT                           1933 ACT SEC FILING #   1940 ACT SEC FILING #
ING Investors Trust                  33-23512                      811-5629
ING Partners, Inc.                   333-32575                     811-08319
ING Equity Trust                     333-56881                     811-8817
ING Funds Trust                      333-59745                     811-8895
ING Investment Funds, Inc.           002-34552                     811-1939
ING Mayflower Trust                  33-67852                      811-7978
ING Mutual Funds                     33-56094                      811-7428
ING Variable Insurance Trust         333-83071                     811-9477
ING Variable Products Trust          33-73140                      811-8220
ING VP Emerging Markets Fund, Inc.   33-73520                      811-8250
ING VP Natural Resources Trust       33-26116                      811-5710
USLICO Series Fund                   33-20957                      811-05451
ING Prime Rate Trust                 333-68239 ($5 mil)            811-5410
                                     333-61831 ($25 mil)           811-5410
ING Senior Income Fund               333-54910                     811-10223

I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of January 1, 2005.

/s/ Richard A. Wedemeyer

--------------------------------------
Richard A. Wedemeyer, Director/Trustee

                                POWER OF ATTORNEY

I, the undersigned Director/Trustee, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Jeffrey S. Puretz, James M. Hennessy and Michael J. Roland, and each of them individually, my true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment
Companies:

REGISTRANT                           1933 ACT SEC FILING #   1940 ACT SEC FILING #
ING Investors Trust                  33-23512                      811-5629
ING Partners, Inc.                   333-32575                     811-08319
ING Equity Trust                     333-56881                     811-8817
ING Funds Trust                      333-59745                     811-8895
ING Investment Funds, Inc.           002-34552                     811-1939
ING Mayflower Trust                  33-67852                      811-7978
ING Mutual Funds                     33-56094                      811-7428
ING Variable Insurance Trust         333-83071                     811-9477
ING Variable Products Trust          33-73140                      811-8220
ING VP Emerging Markets Fund, Inc.   33-73520                      811-8250
ING VP Natural Resources Trust       33-26116                      811-5710
USLICO Series Fund                   33-20957                      811-05451
ING Prime Rate Trust                 333-68239 ($5 mil)            811-5410
                                     333-61831 ($25 mil)           811-5410
ING Senior Income Fund               333-54910                     811-10223

I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of January 1, 2005.

/s/ Roger B. Vincent

----------------------------------
Roger B. Vincent, Director/Trustee

                                POWER OF ATTORNEY

I, the undersigned Director/Trustee, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Jeffrey S. Puretz, James M. Hennessy and Michael J. Roland, and each of them individually, my true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment
Companies:

REGISTRANT                           1933 ACT SEC FILING #   1940 ACT SEC FILING #
ING Investors Trust                  33-23512                      811-5629
ING Partners, Inc.                   333-32575                     811-08319
ING Equity Trust                     333-56881                     811-8817
ING Funds Trust                      333-59745                     811-8895
ING Investment Funds, Inc.           002-34552                     811-1939
ING Mayflower Trust                  33-67852                      811-7978
ING Mutual Funds                     33-56094                      811-7428
ING Variable Insurance Trust         333-83071                     811-9477
ING Variable Products Trust          33-73140                      811-8220
ING VP Emerging Markets Fund, Inc.   33-73520                      811-8250
ING VP Natural Resources Trust       33-26116                      811-5710
USLICO Series Fund                   33-20957                      811-05451
ING Prime Rate Trust                 333-68239 ($5 mil)            811-5410
                                     333-61831 ($25 mil)           811-5410
ING Senior Income Fund               333-54910                     811-10223

I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of January 1, 2005.

/s/ Thomas J. McInerney

-------------------------------------
Thomas J. McInerney, Director/Trustee

                                POWER OF ATTORNEY

I, the undersigned Director/Trustee, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Jeffrey S. Puretz, James M. Hennessy and Michael J. Roland, and each of them individually, my true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment
Companies:

REGISTRANT                           1933 ACT SEC FILING #   1940 ACT SEC FILING #
ING Investors Trust                  33-23512                      811-5629
ING Partners, Inc.                   333-32575                     811-08319
ING Equity Trust                     333-56881                     811-8817
ING Funds Trust                      333-59745                     811-8895
ING Investment Funds, Inc.           002-34552                     811-1939
ING Mayflower Trust                  33-67852                      811-7978
ING Mutual Funds                     33-56094                      811-7428
ING Variable Insurance Trust         333-83071                     811-9477
ING Variable Products Trust          33-73140                      811-8220
ING VP Emerging Markets Fund, Inc.   33-73520                      811-8250
ING VP Natural Resources Trust       33-26116                      811-5710
USLICO Series Fund                   33-20957                      811-05451
ING Prime Rate Trust                 333-68239 ($5 mil)            811-5410
                                     333-61831 ($25 mil)           811-5410
ING Senior Income Fund               333-54910                     811-10223

I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of January 1, 2005.

/s/ Walter H. May

-------------------------------
Walter H. May, Director/Trustee

                                POWER OF ATTORNEY

I, the undersigned Director/Trustee, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Jeffrey S. Puretz, James M. Hennessy and Michael J. Roland, and each of them individually, my true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment
Companies:

REGISTRANT                           1933 ACT SEC FILING #   1940 ACT SEC FILING #
ING Investors Trust                  33-23512                      811-5629
ING Partners, Inc.                   333-32575                     811-08319
ING Equity Trust                     333-56881                     811-8817
ING Funds Trust                      333-59745                     811-8895
ING Investment Funds, Inc.           002-34552                     811-1939
ING Mayflower Trust                  33-67852                      811-7978
ING Mutual Funds                     33-56094                      811-7428
ING Variable Insurance Trust         333-83071                     811-9477
ING Variable Products Trust          33-73140                      811-8220
ING VP Emerging Markets Fund, Inc.   33-73520                      811-8250
ING VP Natural Resources Trust       33-26116                      811-5710
USLICO Series Fund                   33-20957                      811-05451
ING Prime Rate Trust                 333-68239 ($5 mil)            811-5410
                                     333-61831 ($25 mil)           811-5410
ING Senior Income Fund               333-54910                     811-10223

I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of January 1, 2005.

/s/ John V. Boyer

-------------------------------
John V. Boyer, Director/Trustee

\
                                POWER OF ATTORNEY

I, the undersigned Director/Trustee, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Jeffrey S. Puretz, James M. Hennessy and Michael J. Roland, and each of them individually, my true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment
Companies:

REGISTRANT                           1933 ACT SEC FILING #   1940 ACT SEC FILING #
ING Investors Trust                  33-23512                      811-5629
ING Partners, Inc.                   333-32575                     811-08319
ING Equity Trust                     333-56881                     811-8817
ING Funds Trust                      333-59745                     811-8895
ING Investment Funds, Inc.           002-34552                     811-1939
ING Mayflower Trust                  33-67852                      811-7978
ING Mutual Funds                     33-56094                      811-7428
ING Variable Insurance Trust         333-83071                     811-9477
ING Variable Products Trust          33-73140                      811-8220
ING VP Emerging Markets Fund, Inc.   33-73520                      811-8250
ING VP Natural Resources Trust       33-26116                      811-5710
USLICO Series Fund                   33-20957                      811-05451
ING Prime Rate Trust                 333-68239 ($5 mil)            811-5410
                                     333-61831 ($25 mil)           811-5410
ING Senior Income Fund               333-54910                     811-10223

I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of January 1, 2005.

/s/ Patrick W. Kenny

----------------------------------
Patrick W. Kenny, Director/Trustee

                                  EXHIBIT INDEX

EXHIBIT NUMBER            NAME OF EXHIBIT
--------------            ---------------
                          NONE